UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7043
Name of Registrant: Vanguard Admiral Funds
Address of Registrant: P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2011 – February 29, 2012
Item 1: Reports to Shareholders

Semiannual Report | February 29, 2012

Vanguard Money Market Funds

Vanguard Prime Money Market Fund
Vanguard Federal Money Market Fund
Vanguard AdmiralTM Treasury Money Market Fund

> For the six months ended February 29, 2012, Vanguard Prime Money Market

Fund earned a negligible return, and the Federal and Admiral Treasury Funds earned 0%.

> The Federal Reserve indicated that it expects to keep short-term interest rates near zero until at least late in 2014.

> Amid global economic and fiscal uncertainties, the funds’ advisor has enhanced its customary emphasis on the highest-quality, most liquid securities.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Prime Money Market Fund.	9
Federal Money Market Fund.	31
Admiral Treasury Money Market Fund.	41
About Your Fund’s Expenses.	50
Glossary.	52

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended February 29, 2012
	7-Day	Total
	SEC Yields	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.04%	0.01%
Institutional Shares	0.10	0.05
Money Market Funds Average		0.00
Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Federal Money Market Fund	0.01%	0.00%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Admiral Treasury Money Market Fund	0.01%	0.00%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

1

Chairman’s Letter

Dear Shareholder,

Since their creation about 40 years ago, money market funds have played an important role in investors’ portfolios: as a source of liquidity, stability, and yield. As we know, the Federal Reserve’s response to the financial crisis and its slow-growth aftermath has virtually eliminated the yield, and the Fed has indicated that the low rates will continue for the next three years.

But the funds continue to serve as a source of liquidity and stability. Although asset levels are down from pre-financial-crisis levels, investors have continued to entrust their money to these vehicles, which held more than $2 trillion as of February 29, 2012. Indeed, assets temporarily increased somewhat from the summer to the fall as events in the United States and Europe prompted many investors to seek safety. Vanguard Prime Money Market Fund experienced a similar pattern of cash flow. (The Vanguard Federal and Admiral Treasury Money Market Funds are closed to new investors.)

The three funds recorded zero or near-zero returns for the semiannual period. As of February 29, the Prime Money Market Fund’s 7-day SEC yield was 0.04% for Investor Shares, up from 0.03% six months earlier. Because of their lower expense ratio, the yield for Institutional Shares was higher, 0.10%, down from 0.11%. Yields of the Federal and Admiral

2

Treasury funds remained at 0.01%. The three money market funds maintained a net asset value of $1 per share, as is expected but not guaranteed.

As you may know, federal regulators are now considering proposals aimed at altering the way money market funds operate. Indeed, much progress has been made during the past few years as stronger regulations have benefited the industry. However, certain current proposals, such as those that would replace the funds’ $1 net asset value with a floating (i.e., variable) NAV or would require fund companies to temporarily “hold back,” a portion of redemptions could do irreparable damage to portfolios that have served savers and the U.S. economy well over the past 25 years.

We understand the regulators’ concerns—indeed, Vanguard has supported enhancements aimed at improving transparency and quality—but we hope that federal policymakers will not overreact in seeking to achieve our common goals for the industry.

Bonds’ strength confounded expectations

As the yields offered by money market funds languished, bonds produced solid returns, to the surprise of many long-time observers of the fixed income markets. At the start of the period, the yield of the

Market Barometer
	Total Returns
	Periods Ended February 29, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.73%	8.37%	6.36%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	5.67	12.42	5.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.06	1.20

Stocks
Russell 1000 Index (Large-caps)	13.31%	4.86%	1.77%
Russell 2000 Index (Small-caps)	12.40	-0.15	1.83
Dow Jones U.S. Total Stock Market Index	13.18	4.35	2.07
MSCI All Country World Index ex USA (International)	3.97	-6.10	-0.75

CPI
Consumer Price Index	0.49%	2.87%	2.27%

3

10-year U.S. Treasury note stood at 2.22%, suggesting that returns would be very modest by historical standards. Over the next six months, however, yields moved lower still, boosting bond prices, which move in the opposite direction. At the end of February, the yield of the 10-year T-note stood at 1.97%. As yields decline, obviously, the scope for continued declines—and price increases—diminishes. Municipal bonds performed even more strongly than the broad taxable market.

Notes of optimism propelled stock prices higher

U.S. stocks produced a strong double-digit return of 13.18% over the period. That statement is true enough, but the headline figure obscures the volatility that has been perhaps the most prominent feature of the financial markets over the past six months and indeed the past few years.

If the six-month period had started a month earlier, for example, the Dow Jones U.S. Total Stock Market Index would have returned just 1.97%. A start date two months earlier would have put the six-month return at –5.18%.

In the six months through February, however, stock prices benefited from signs of acceleration in the U.S. economic expansion and hope that the European Union’s latest agreement on Greek debt would help contain a threat that has menaced global markets for much of the past two years. European stocks rallied on the news about Greece, but international stocks still trailed their U.S. counterparts for the full six months.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Prime Money Market Fund	0.20%	0.09%	0.28%
Federal Money Market Fund	0.19	—	0.19
Admiral Treasury Money Market Fund	0.11	—	0.16

The fund expense ratios shown are from the prospectus dated December 27, 2011, and represent estimated costs for the current fiscal year.
For the six months ended February 29, 2012, the funds’ annualized expense ratios were: for the Prime Money Market Fund, 0.17% for Investor
Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.11%; for the Admiral Treasury Money Market Fund, 0.02%.
The expense ratios for the six months ended February 29, 2012 for the Federal Money Market Fund and the Admiral Treasury Money Market
Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratios were: for the Federal Money Market Fund, 0.17%; for the Admiral Treasury Money Market Fund, 0.11%.

Peer groups are: for the Prime Money Market Fund, Money Market Funds; for the Federal Money Market Fund, Government Money Market
Funds; for the Admiral Treasury Money Market Fund, U.S. Treasury Money Market Funds.

4

The Prime Money Market Fund sought to sidestep potential trouble

Since December 2008, when the Fed cut its target for the “federal funds” rate, a benchmark for the shortest-term interest rates, to between 0% and 0.25%, money market fund investors have contended with unusually low returns. According to the Fed’s most recent statements, this environment could persist through 2014. The Fed’s hope is that low rates will eventually encourage enough new investment and hiring to accelerate the economic expansion. As the economy strengthens, the Fed may consider raising its target rate.

In the meantime, short-term yields have hovered at the low end of the Fed’s very low target range, in part because of unease about the global economy. Investor demand for U.S. Treasury bills surged in the summer and fall as contentious negotiations continued over sovereign debt in Europe.

Amid these formidable challenges, the approach of the Vanguard Money Market Funds’ advisor, Vanguard Fixed Income Group, hasn’t changed: It seeks to obtain the highest yields available in any market environment while maintaining high credit-quality standards.

As its name implies, the Admiral Treasury Money Market Fund focuses on Treasury securities. The Federal Money Market Fund concentrates on obligations of the U.S. government, such as notes issued by the Federal National Mortgage Association

Changes in Yields
			7-Day SEC Yield
	February 29,	August 31,	February 28,
Money Market Fund	2012	2011	2011
Prime
Investor Shares	0.04%	0.03%	0.07%
Institutional Shares	0.10	0.11	0.19
Federal	0.01	0.01	0.02
Admiral Treasury	0.01	0.01	0.02

5

(Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac); about 20% of its assets were in U.S. Treasury bills as of February 29.

The Prime Money Market Fund invests in both government and corporate obligations. During the period, the advisor beefed up investments in U.S. Treasury bills and other U.S. government obligations, such as Fannie Mae and Freddie Mac securities. As of February 29, these accounted for almost 63% of assets in the fund, up from about 40% a year earlier.

The fund’s foreign-bank exposure currently includes only commercial paper (a type of unsecured loan) and dollar-denominated certificates of deposit issued by banks in Australia and Canada, two countries with strong fiscal profiles. Together, these represented almost 20% of the portfolio as of February 29.

Overall, domestic- and foreign-bank CDs declined to about 15% of portfolio assets, down from 33% a year earlier. Commercial paper, issued by banks and a variety of industrial and financial companies, remained roughly unchanged, in the neighborhood of 20% of assets. Rounding out the portfolio were “repurchase agreements” of U.S. government securities and municipal securities issued by state and local governments.

Best to focus on what we can control

One of the market’s surprises, as savers know only too well, is the unexpectedly low level of interest rates and the length of time they’ve been (and are expected to be)

low. Savers face a dilemma: Hold tight and wait for better days. Or seek investments that produce higher yields—but inevitably come with higher volatility. Unfortunately, there’s no easy solution to this conundrum.

The managers of the Vanguard Money Market Funds can’t control the markets. No one can. But they are very good at “controlling the controllables,” chief among them the credit quality, diversification, liquidity, and average maturity of the portfolios.

In a similar way, you too can focus on the controllables when it comes to your portfolio. We recommend diversifying both among asset classes—stocks, bonds, and “cash,” such as money market funds—and within them. The exact mix of assets should be based on your unique tolerance for risk, so that you’re ready for the ups and downs of the market, as well as your goals and time horizon. And of course, it’s important to pay attention to costs, because lower costs allow you to keep more of a portfolio’s return.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2012

6

Advisor’s Report

For the six months ended February 29, 2012, the Investor Shares of our Prime Money Market Fund returned 0.01% and the Institutional Shares returned 0.05%, a result of their lower expense ratio. The Federal and Admiral Treasury Money Market Funds returned 0%. The funds were in line with their peer-group averages—0% in each case.

These zero or negligible returns are, of course, a consequence of the low-interest rate policy that the Federal Reserve has maintained since the end of 2008.

The types of securities that money market funds invest in, such as U.S. Treasury bills, bank certificates of deposit, and commercial paper, are particularly sensitive to traditional Fed policy, both when the central bank seeks to push rates down, as now, and when it seeks to push rates up. (I refer to “traditional” policy because last September the Fed began a novel policy of buying bonds in an attempt to lower longer-term interest rates as well; the policy appears to be having an effect.)

The outlook for interest rates

The outlook for short-term interest rates is more of the same, according to the Federal Open Market Committee (FOMC), the Fed’s rate-setting arm. In yet another departure from historical policy, in January the FOMC began publishing its interest rate forecast. The committee said then that economic slack and a “subdued” inflation outlook suggested that short-term rates would remain at their record lows “at least through late 2014.”

The FOMC also said that two-thirds of its members expected the Federal Reserve to begin tightening monetary policy—i.e., boosting interest rates—by the end of 2014. Roughly half of the committee members seemed to think that multiple rate hikes would be in order by then.

Investing in a global market

In making our investment decisions, we focus on the highest-quality securities and seek to mitigate risk wherever we can. Because the market for money market investments is global, we have paid special attention to the ongoing European debt crisis, which has put pressure on European banks and their ratings.

For the Prime Money Market Fund, rather than trying to pick the “winners” among European banks, we have chosen to stay on the sidelines given the potential for negative market events. This hasn’t been an issue for the Admiral Treasury and Federal Money Market Funds because of their mandate to focus on high-quality Treasury and government debt obligations.

7

Recently, the central bank for the European Union took extraordinary measures to make liquidity available to European banks, which helped address their near-term funding needs. Yet, the fundamental issues in Europe remain largely unchanged by these operations. We will continue to monitor conditions and adjust our stance when appropriate.

Domestically, we are encouraged by improving trends in employment, but the pace still leaves the financial markets vulnerable to market shocks.

Managing the funds

The uncertainties in Europe have broader market implications. Credit conditions are likely to remain under pressure, affecting not just European banks but also U.S. enterprises with global operations. The result has been fewer investment opportunities for the Prime Money Market Fund in traditional money market sectors.

We had eliminated the fund’s exposure to banks in the most fiscally stressed European countries well before the current reporting period began, and over the past six months we removed our remaining exposure to European banks. We replaced those holdings with high concentrations in U.S. Treasury and agency securities. Our current bank-sector investments are commercial paper and dollar-denominated certificates of deposit of financially strong Australian and Canadian banking institutions.

As always, our funds remain conservatively positioned. Given the heightened uncertainty in today’s market environment, we remain particularly cautious and watchful.

David R. Glocke
Vanguard Fixed Income Group
March 20, 2012

8

Prime Money Market Fund

Fund Profile
As of February 29, 2012

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.20%	0.09%
7-Day SEC Yield	0.04%	0.10%
Average Weighted
Maturity	58 days	58 days

Sector Diversification (% of portfolio)
Commercial Paper	11.6%
Certificates of Deposit	6.2
Yankee/Foreign	15.4
Other	4.3
U.S. Treasury Bills	18.4
U.S. Government Agency Obligations	42.0
Repurchase Agreements	2.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for
Credit Quality.

1 The expense ratios shown are from the prospectus dated December 27, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.17% for Investor Shares and 0.09% for Institutional Shares.

9

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2001, Through February 29, 2012
		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2002	2.09%	1.40%
2003	1.12	0.60
2004	0.83	0.39
2005	2.31	1.68
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
2012	0.01	0.00
7-day SEC yield (2/29/2012): 0.04%
Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.05%	1.69%	1.99%
Institutional Shares	10/3/1989	0.14	1.83	2.17

See Financial Highlights for dividend information.

10

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (62.9%)
2	Fannie Mae Discount Notes	0.090%	3/1/12	1,000,000	1,000,000
2	Fannie Mae Discount Notes	0.090%	3/2/12	1,000,000	999,997
2	Fannie Mae Discount Notes	0.025%–0.105%	3/14/12	170,541	170,536
2	Fannie Mae Discount Notes	0.030%–0.100%	4/2/12	200,149	200,137
2	Fannie Mae Discount Notes	0.030%–0.100%	4/4/12	235,775	235,755
2	Fannie Mae Discount Notes	0.045%–0.100%	4/11/12	293,000	292,974
2	Fannie Mae Discount Notes	0.070%	4/16/12	20,000	19,998
2	Fannie Mae Discount Notes	0.045%–0.100%	4/18/12	337,500	337,458
2	Fannie Mae Discount Notes	0.070%–0.100%	4/25/12	133,379	133,363
2	Fannie Mae Discount Notes	0.070%–0.090%	5/2/12	327,800	327,754
2	Fannie Mae Discount Notes	0.070%	5/9/12	25,000	24,997
2	Fannie Mae Discount Notes	0.065%	5/21/12	1,495,000	1,494,781
2	Fannie Mae Discount Notes	0.070%	6/6/12	17,800	17,797
2	Fannie Mae Discount Notes	0.070%	6/13/12	55,000	54,989
2	Fannie Mae Discount Notes	0.080%	6/20/12	276,000	275,932
2	Fannie Mae Discount Notes	0.081%	6/25/12	95,793	95,768
2	Fannie Mae Discount Notes	0.081%	6/27/12	320,000	319,915
2	Fannie Mae Discount Notes	0.085%	7/18/12	250,000	249,918
3	Federal Home Loan Bank Discount Notes	0.025%–0.100%	3/2/12	447,655	447,654
3	Federal Home Loan Bank Discount Notes	0.025%–0.030%	3/9/12	908,766	908,761
3	Federal Home Loan Bank Discount Notes	0.020%–0.040%	3/14/12	672,558	672,552
3	Federal Home Loan Bank Discount Notes	0.025%–0.085%	3/16/12	700,000	699,983
3	Federal Home Loan Bank Discount Notes	0.030%	3/21/12	143,000	142,998
3	Federal Home Loan Bank Discount Notes	0.045%	3/28/12	456,000	455,985
3	Federal Home Loan Bank Discount Notes	0.030%–0.100%	4/4/12	808,802	808,776
3	Federal Home Loan Bank Discount Notes	0.030%–0.100%	4/9/12	863,000	862,957
3	Federal Home Loan Bank Discount Notes	0.050%	4/11/12	217,000	216,988
3	Federal Home Loan Bank Discount Notes	0.045%–0.050%	4/13/12	476,400	476,373
3	Federal Home Loan Bank Discount Notes	0.045%–0.100%	4/18/12	276,500	276,478
3	Federal Home Loan Bank Discount Notes	0.050%	4/20/12	1,633,100	1,632,987
3	Federal Home Loan Bank Discount Notes	0.050%–0.080%	4/25/12	269,439	269,411
3	Federal Home Loan Bank Discount Notes	0.070%–0.100%	4/27/12	406,931	406,877
3	Federal Home Loan Bank Discount Notes	0.080%	5/1/12	35,647	35,642
3	Federal Home Loan Bank Discount Notes	0.070%–0.090%	5/2/12	1,011,499	1,011,359
3	Federal Home Loan Bank Discount Notes	0.070%–0.100%	5/4/12	1,494,070	1,493,814

11

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank Discount Notes	0.100%	5/9/12	79,000	78,985
3	Federal Home Loan Bank Discount Notes	0.070%–0.120%	5/11/12	436,618	436,548
3	Federal Home Loan Bank Discount Notes	0.070%–0.156%	5/16/12	668,200	668,020
3	Federal Home Loan Bank Discount Notes	0.080%	6/20/12	100,000	99,975
3	Federal Home Loan Bank Discount Notes	0.080%	6/22/12	216,805	216,750
[2,4]	Federal Home Loan Mortgage Corp.	0.185%	8/24/12	2,515,000	2,514,419
[2,4]	Federal Home Loan Mortgage Corp.	0.213%	2/4/13	1,000,000	999,526
[2,4]	Federal Home Loan Mortgage Corp.	0.205%	3/21/13	907,000	906,516
[2,4]	Federal Home Loan Mortgage Corp.	0.213%	5/6/13	980,000	979,443
[2,4]	Federal Home Loan Mortgage Corp.	0.214%	6/3/13	950,000	949,517
[2,4]	Federal Home Loan Mortgage Corp.	0.196%	6/17/13	83,000	82,946
[2,4]	Federal National Mortgage Assn.	0.266%	8/23/12	1,455,500	1,455,288
[2,4]	Federal National Mortgage Assn.	0.276%	9/17/12	988,000	987,891
[2,4]	Federal National Mortgage Assn.	0.266%	11/23/12	1,772,795	1,772,402
[2,4]	Federal National Mortgage Assn.	0.276%	12/20/12	494,500	494,419
[2,4]	Federal National Mortgage Assn.	0.274%	12/28/12	219,000	218,963
[2,4]	Federal National Mortgage Assn.	0.244%	8/12/13	1,000,000	999,560
[2,4]	Federal National Mortgage Assn.	0.230%	11/8/13	1,250,000	1,249,360
[2,4]	Federal National Mortgage Assn.	0.221%	11/14/13	1,000,000	999,494
2	Freddie Mac Discount Notes	0.094%–0.105%	3/5/12	959,315	959,305
2	Freddie Mac Discount Notes	0.105%	3/6/12	37,400	37,399
2	Freddie Mac Discount Notes	0.100%–0.105%	3/12/12	335,000	334,989
2	Freddie Mac Discount Notes	0.090%	3/19/12	200,000	199,991
2	Freddie Mac Discount Notes	0.045%	3/28/12	231,363	231,355
2	Freddie Mac Discount Notes	0.030%–0.100%	4/2/12	288,500	288,490
2	Freddie Mac Discount Notes	0.030%	4/3/12	180,355	180,350
2	Freddie Mac Discount Notes	0.050%	4/4/12	139,500	139,493
2	Freddie Mac Discount Notes	0.100%	4/9/12	502,150	502,096
2	Freddie Mac Discount Notes	0.030%–0.100%	4/10/12	222,010	221,994
2	Freddie Mac Discount Notes	0.100%	4/16/12	198,500	198,475
2	Freddie Mac Discount Notes	0.050%–0.070%	4/23/12	389,065	389,032
2	Freddie Mac Discount Notes	0.070%–0.080%	4/30/12	673,502	673,415
2	Freddie Mac Discount Notes	0.070%	5/7/12	253,200	253,167
2	Freddie Mac Discount Notes	0.120%	5/14/12	303,041	302,966
2	Freddie Mac Discount Notes	0.070%	5/16/12	90,000	89,987
2	Freddie Mac Discount Notes	0.070%	6/4/12	77,990	77,976
2	Freddie Mac Discount Notes	0.070%	6/11/12	49,000	48,990
2	Freddie Mac Discount Notes	0.080%	6/18/12	167,500	167,459
2	Freddie Mac Discount Notes	0.085%	7/23/12	53,847	53,829
	United States Treasury Bill	0.015%	3/8/12	285,801	285,800
	United States Treasury Bill	0.113%	3/15/12	1,000,000	999,956
	United States Treasury Bill	0.060%	3/22/12	300,000	299,989
	United States Treasury Bill	0.026%–0.100%	3/29/12	2,880,000	2,879,832
	United States Treasury Bill	0.032%	4/19/12	500,000	499,979
	United States Treasury Bill	0.043%–0.050%	4/26/12	1,020,000	1,019,931
	United States Treasury Bill	0.040%–0.068%	5/3/12	2,046,000	2,045,792
	United States Treasury Bill	0.080%–0.081%	5/10/12	1,392,000	1,391,782
	United States Treasury Bill	0.095%	5/17/12	1,190,000	1,189,758
	United States Treasury Bill	0.065%–0.090%	5/24/12	2,350,000	2,349,617
	United States Treasury Bill	0.108%–0.111%	5/31/12	4,013,000	4,011,886
	United States Treasury Bill	0.105%–0.115%	6/7/12	1,055,000	1,054,687
	United States Treasury Bill	0.095%	7/12/12	500,000	499,824
	United States Treasury Bill	0.118%	8/2/12	500,000	499,749
	United States Treasury Bill	0.121%	8/9/12	500,000	499,729
	United States Treasury Bill	0.125%–0.130%	8/16/12	1,250,000	1,249,247
	United States Treasury Bill	0.123%–0.125%	8/23/12	950,000	949,425

12

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
United States Treasury Note/Bond	1.375%	3/15/12	847,000	847,420
United States Treasury Note/Bond	1.000%	3/31/12	940,000	940,710
United States Treasury Note/Bond	4.500%	3/31/12	200,000	200,724
United States Treasury Note/Bond	1.375%	4/15/12	2,232,000	2,235,535
United States Treasury Note/Bond	1.375%	5/15/12	904,000	906,415
United States Treasury Note/Bond	0.750%	5/31/12	110,000	110,182
United States Treasury Note/Bond	1.875%	6/15/12	100,000	100,517
United States Treasury Note/Bond	1.500%	7/15/12	1,983,000	1,993,405
United States Treasury Note/Bond	1.750%	8/15/12	2,650,000	2,670,199
United States Treasury Note/Bond	4.375%	8/15/12	1,100,000	1,121,601
United States Treasury Note/Bond	4.125%	8/31/12	100,000	102,005
Total U.S. Government and Agency Obligations (Cost $71,488,140)				71,488,140
Commercial Paper (18.9%)
Finance—Auto (1.5%)
American Honda Finance Corp.	0.240%–0.250%	3/2/12	74,800	74,800
American Honda Finance Corp.	0.250%	3/6/12	98,000	97,997
American Honda Finance Corp.	0.190%–0.210%	4/3/12	139,000	138,975
American Honda Finance Corp.	0.180%	4/4/12	51,000	50,991
American Honda Finance Corp.	0.160%	4/16/12	146,628	146,598
American Honda Finance Corp.	0.190%–0.210%	4/17/12	91,500	91,476
American Honda Finance Corp.	0.160%	4/18/12	20,900	20,896
American Honda Finance Corp.	0.190%	5/2/12	29,000	28,991
Toyota Credit Canada Inc.	0.531%	3/20/12	49,500	49,486
Toyota Motor Credit Corp.	0.542%	4/5/12	26,000	25,986
Toyota Motor Credit Corp.	0.542%	4/9/12	169,000	168,901
Toyota Motor Credit Corp.	0.552%	4/17/12	31,500	31,477
Toyota Motor Credit Corp.	0.582%	5/15/12	51,000	50,938
Toyota Motor Credit Corp.	0.572%	5/16/12	137,500	137,335
Toyota Motor Credit Corp.	0.552%	6/1/12	207,000	206,709
Toyota Motor Credit Corp.	0.552%	6/4/12	109,000	108,842
Toyota Motor Credit Corp.	0.481%	6/11/12	99,000	98,865
Toyota Motor Credit Corp.	0.431%	8/24/12	45,750	45,654
Toyota Motor Credit Corp.	0.431%	8/27/12	112,500	112,259
				1,687,176
Finance—Other (6.5%)
5 Chariot Funding LLC	0.220%	4/5/12	42,000	41,991
5 Chariot Funding LLC	0.210%	4/9/12	80,000	79,982
5 Chariot Funding LLC	0.210%	4/10/12	72,000	71,983
5 Chariot Funding LLC	0.210%	4/11/12	40,300	40,290
5 Chariot Funding LLC	0.190%	5/7/12	60,000	59,979
5 Chariot Funding LLC	0.190%	5/8/12	78,800	78,772
5 Chariot Funding LLC	0.200%	5/10/12	30,500	30,488
5 Chariot Funding LLC	0.190%	5/14/12	99,000	98,961
5 Chariot Funding LLC	0.190%	5/18/12	55,000	54,977
General Electric Capital Corp.	0.341%	3/19/12	500,000	499,915
General Electric Capital Corp.	0.371%	4/10/12	149,000	148,939
General Electric Capital Corp.	0.371%	4/11/12	371,000	370,844
General Electric Capital Corp.	0.371%	4/12/12	371,000	370,840
General Electric Capital Corp.	0.391%	5/16/12	495,000	494,593
General Electric Capital Corp.	0.381%	6/11/12	150,000	149,839
General Electric Capital Corp.	0.381%	6/18/12	253,000	252,709
General Electric Capital Corp.	0.381%	6/19/12	250,000	249,710
General Electric Capital Corp.	0.310%	7/9/12	200,000	199,776
General Electric Capital Services Inc.	0.381%	4/10/12	396,000	395,833

13

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
	General Electric Capital Services Inc.	0.401%	5/7/12	99,000	98,926
5	Govco LLC	0.441%	3/6/12	75,000	74,996
5	Govco LLC	0.431%	3/12/12	82,000	81,989
5	Govco LLC	0.431%	3/14/12	82,000	81,987
5	Govco LLC	0.400%	3/15/12	100,000	99,985
5	Govco LLC	0.410%	3/16/12	123,000	122,979
5	Govco LLC	0.400%	3/19/12	100,000	99,980
5	Govco LLC	0.370%	3/20/12	247,400	247,352
5	Govco LLC	0.400%	3/22/12	12,000	11,997
5	Govco LLC	0.320%	4/9/12	34,000	33,988
5	Govco LLC	0.290%	5/1/12	100,000	99,951
5	Govco LLC	0.300%	5/7/12	130,000	129,927
5	Govco LLC	0.300%	5/8/12	100,000	99,943
5	Govco LLC	0.300%	5/9/12	60,000	59,966
5	Govco LLC	0.300%	5/15/12	200,000	199,875
5	Jupiter Securitization Co. LLC	0.220%	4/5/12	42,000	41,991
5	Jupiter Securitization Co. LLC	0.210%	4/10/12	50,000	49,988
5	Jupiter Securitization Co. LLC	0.190%	5/8/12	92,000	91,967
5	Jupiter Securitization Co. LLC	0.190%	5/9/12	19,750	19,743
5	Old Line Funding LLC	0.220%	3/1/12	74,000	74,000
5	Old Line Funding LLC	0.220%	3/5/12	266,000	265,994
5	Old Line Funding LLC	0.220%	3/6/12	60,000	59,998
5	Old Line Funding LLC	0.220%	3/7/12	62,492	62,490
5	Old Line Funding LLC	0.220%–0.230%	3/12/12	213,600	213,585
5	Old Line Funding LLC	0.220%	3/13/12	41,000	40,997
5	Old Line Funding LLC	0.220%	3/15/12	149,000	148,987
5	Old Line Funding LLC	0.220%	3/19/12	198,000	197,978
5	Old Line Funding LLC	0.220%	3/28/12	41,000	40,993
5	Old Line Funding LLC	0.220%	4/2/12	39,600	39,592
5	Old Line Funding LLC	0.210%	4/4/12	24,000	23,995
5	Old Line Funding LLC	0.210%	4/9/12	38,000	37,991
5	Old Line Funding LLC	0.210%	4/16/12	51,000	50,986
5	Old Line Funding LLC	0.210%	4/17/12	120,300	120,267
5	Old Line Funding LLC	0.210%	4/18/12	93,700	93,674
5	Old Line Funding LLC	0.210%	4/26/12	39,000	38,987
5	Old Line Funding LLC	0.200%	5/3/12	120,000	119,958
5	Old Line Funding LLC	0.190%	5/7/12	31,000	30,989
5	Old Line Funding LLC	0.200%	5/10/12	65,000	64,975
5	Old Line Funding LLC	0.200%	5/14/12	56,044	56,021
5	Old Line Funding LLC	0.200%	5/18/12	51,000	50,978
5	Old Line Funding LLC	0.200%	5/25/12	86,059	86,018
5	Straight-A Funding LLC	0.180%	5/25/12	26,500	26,489
					7,383,893
Foreign Banks (4.2%)
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.326%	8/17/12	138,000	137,988
5	Australia & New Zealand Banking Group, Ltd.	0.456%	3/27/12	297,000	296,902
5	Australia & New Zealand Banking Group, Ltd.	0.451%	4/4/12	298,250	298,123
5	Australia & New Zealand Banking Group, Ltd.	0.456%	4/5/12	500,000	499,777
5	Australia & New Zealand Banking Group, Ltd.	0.461%	4/10/12	150,000	149,923
5	Australia & New Zealand Banking Group, Ltd.	0.501%	5/10/12	316,000	315,693
5	Australia & New Zealand Banking Group, Ltd.	0.351%	8/27/12	198,000	197,655
5	Australia & New Zealand Banking Group, Ltd.	0.351%	8/29/12	56,000	55,902
5	Australia & New Zealand Banking Group, Ltd.	0.351%	8/30/12	189,600	189,265
5	Commonwealth Bank of Australia	0.461%	3/15/12	500,000	499,911
5	Commonwealth Bank of Australia	0.486%	3/19/12	500,000	499,879

14

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
5	Commonwealth Bank of Australia	0.341%	9/4/12	225,000	224,603
[4,5]	Westpac Banking Corp.	0.404%	4/11/12	500,000	500,000
[4,5]	Westpac Banking Corp.	0.398%	7/16/12	404,000	404,000
5	Westpac Banking Corp.	0.401%	8/7/12	494,000	493,127
					4,762,748
Foreign Governments (0.2%)
	Province of Ontario	0.150%	5/22/12	30,000	29,990
5	Quebec	0.100%	3/13/12	50,000	49,998
5	Quebec	0.100%	3/16/12	45,600	45,598
5	Quebec	0.100%	3/19/12	38,000	37,998
5	Quebec	0.080%	3/21/12	27,500	27,499
					191,083
Foreign Industrial (2.5%)
5	Nestle Capital Corp.	0.090%	3/13/12	41,000	40,999
5	Nestle Capital Corp.	0.170%	4/11/12	49,000	48,991
5	Nestle Capital Corp.	0.170%	4/13/12	49,500	49,490
5	Nestle Capital Corp.	0.170%	4/16/12	99,000	98,978
5	Nestle Capital Corp.	0.230%	5/17/12	49,500	49,476
5	Nestle Capital Corp.	0.331%	7/16/12	98,000	97,877
5	Nestle Capital Corp.	0.281%	7/23/12	39,000	38,956
5	Nestle Capital Corp.	0.291%	10/9/12	742,000	740,673
5	Nestle Capital Corp.	0.291%	10/16/12	50,000	49,908
5	Nestle Capital Corp.	0.291%	10/17/12	98,000	97,818
5	Nestle Capital Corp.	0.301%	10/26/12	247,500	247,007
	Nestle Finance International Ltd.	0.291%	10/12/12	153,000	152,723
	Nestle Finance International Ltd.	0.291%	10/15/12	150,000	149,724
	Nestle Finance International Ltd.	0.301%	10/26/12	45,000	44,910
	Nestle Finance International Ltd.	0.301%	11/1/12	97,000	96,802
5	Texas Instruments International
	Management Co Sarl.	0.110%	3/12/12	245,000	244,992
5	Total Capital Canada, Ltd.	0.110%	3/9/12	250,000	249,994
5	Total Capital Canada, Ltd.	0.090%	3/15/12	128,800	128,795
5	Total Capital Canada, Ltd.	0.100%	3/23/12	18,000	17,999
5	Total Capital Canada, Ltd.	0.150%–0.155%	5/17/12	192,000	191,938
					2,838,050
Industrial (4.0%)
	General Electric Co.	0.110%	3/6/12	250,000	249,996
	General Electric Co.	0.110%	3/7/12	500,000	499,991
5	Google Inc.	0.120%	6/8/12	75,000	74,975
5	Johnson & Johnson	0.060%	3/21/12	199,000	198,993
5	Johnson & Johnson	0.070%	4/2/12	16,000	15,999
5	Procter & Gamble Co.	0.110%	3/1/12	81,500	81,500
5	Procter & Gamble Co.	0.120%	3/2/12	65,000	65,000
5	Procter & Gamble Co.	0.130%	3/12/12	197,800	197,792
5	Procter & Gamble Co.	0.140%	3/13/12	445,000	444,979
5	Procter & Gamble Co.	0.140%	3/14/12	99,000	98,995
5	Procter & Gamble Co.	0.080%	3/19/12	196,511	196,503
5	Procter & Gamble Co.	0.130%	5/11/12	543,700	543,561
5	The Coca-Cola Co.	0.115%	3/14/12	96,500	96,496
5	The Coca-Cola Co.	0.120%	3/21/12	82,000	81,995
5	The Coca-Cola Co.	0.120%	3/22/12	185,000	184,987
5	The Coca-Cola Co.	0.120%	4/17/12	167,000	166,974
5	The Coca-Cola Co.	0.120%	4/18/12	200,000	199,968
5	The Coca-Cola Co.	0.120%	4/19/12	99,000	98,984

15

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
5 The Coca-Cola Co.	0.120%	4/24/12	150,000	149,973
5 The Coca-Cola Co.	0.120%	4/25/12	100,000	99,982
5 The Coca-Cola Co.	0.170%	5/17/12	49,500	49,482
5 The Coca-Cola Co.	0.160%	5/24/12	39,000	38,985
5 The Coca-Cola Co.	0.160%	5/25/12	78,000	77,971
5 The Coca-Cola Co.	0.170%	6/1/12	175,000	174,924
5 The Coca-Cola Co.	0.170%	6/5/12	99,000	98,955
5 Wal-Mart Stores, Inc.	0.070%	3/26/12	29,299	29,298
5 Wal-Mart Stores, Inc.	0.090%	4/25/12	41,500	41,494
5 Wal-Mart Stores, Inc.	0.140%	4/27/12	73,000	72,984
5 Wal-Mart Stores, Inc.	0.160%	5/17/12	116,000	115,960
5 Wal-Mart Stores, Inc.	0.160%	5/18/12	140,000	139,951
				4,587,647
Total Commercial Paper (Cost $21,450,597)				21,450,597
Certificates of Deposit (15.5%)
Domestic Banks (1.1%)
Branch Banking & Trust Co.	0.240%	4/2/12	162,000	162,000
Branch Banking & Trust Co.	0.200%	4/9/12	120,000	120,000
Branch Banking & Trust Co.	0.200%	4/10/12	242,000	242,000
Branch Banking & Trust Co.	0.200%	4/17/12	156,300	156,300
Branch Banking & Trust Co.	0.200%	4/18/12	200,000	200,000
Branch Banking & Trust Co.	0.200%	4/19/12	113,000	113,000
Branch Banking & Trust Co.	0.190%	4/26/12	80,000	80,000
Branch Banking & Trust Co.	0.190%	4/26/12	80,000	80,000
Branch Banking & Trust Co.	0.190%	4/27/12	156,000	156,000
				1,309,300
Eurodollar Certificates of Deposit (5.3%)
Australia & New Zealand Banking Group, Ltd.	0.455%	4/5/12	500,000	500,000
Australia & New Zealand Banking Group, Ltd.	0.470%	4/25/12	265,000	265,000
Australia & New Zealand Banking Group, Ltd.	0.500%	5/2/12	148,000	148,000
Australia & New Zealand Banking Group, Ltd.	0.500%	5/4/12	100,000	100,000
Australia & New Zealand Banking Group, Ltd.	0.360%	8/9/12	250,000	250,000
Commonwealth Bank of Australia	0.310%	3/6/12	155,000	155,000
Commonwealth Bank of Australia	0.310%	3/12/12	200,000	200,000
Commonwealth Bank of Australia	0.500%	5/18/12	500,000	500,000
Commonwealth Bank of Australia	0.390%	8/8/12	180,000	180,000
Commonwealth Bank of Australia	0.390%	8/9/12	400,000	400,000
Commonwealth Bank of Australia	0.380%	8/17/12	248,000	248,000
Commonwealth Bank of Australia	0.370%	8/23/12	495,000	495,000
National Australia Bank Ltd.	0.380%	3/13/12	145,000	145,000
4 National Australia Bank Ltd.	0.390%	8/14/12	745,000	745,000
4 National Australia Bank Ltd.	0.389%	8/15/12	445,000	445,000
National Australia Bank Ltd.	0.230%	4/10/12	1,000,000	1,000,000
National Australia Bank Ltd.	0.400%	8/1/12	200,000	200,000
				5,976,000
Yankee Certificates of Deposit (9.1%)
Bank of Montreal (Chicago Branch)	0.230%	3/1/12	475,000	475,000
Bank of Montreal (Chicago Branch)	0.230%	3/5/12	500,000	500,000
Bank of Montreal (Chicago Branch)	0.190%	5/7/12	399,000	399,000
Bank of Montreal (Chicago Branch)	0.200%	5/17/12	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.260%	3/5/12	8,000	8,000
Bank of Nova Scotia (Houston Branch)	0.280%	3/19/12	440,000	440,000
Bank of Nova Scotia (Houston Branch)	0.460%	5/2/12	400,000	400,000

16

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Bank of Nova Scotia (Houston Branch)	0.460%	5/8/12	1,000,000	1,000,000
Bank of Nova Scotia (Houston Branch)	0.490%	5/15/12	600,000	600,000
Bank of Nova Scotia (Houston Branch)	0.480%	5/18/12	450,000	450,000
Bank of Nova Scotia (Houston Branch)	0.520%	5/29/12	64,000	64,000
Bank of Nova Scotia (Houston Branch)	0.360%	8/24/12	450,000	450,000
4 National Australia Bank (New York Branch)	0.395%	4/20/12	880,000	880,000
Toronto Dominion Bank (New York Branch)	0.200%	3/26/12	250,000	250,000
Toronto Dominion Bank (New York Branch)	0.380%	4/3/12	495,000	495,000
Toronto Dominion Bank (New York Branch)	0.380%	4/4/12	247,000	247,000
Toronto Dominion Bank (New York Branch)	0.370%	4/17/12	495,000	495,000
Toronto Dominion Bank (New York Branch)	0.380%	5/1/12	495,000	495,000
Toronto Dominion Bank (New York Branch)	0.210%	5/8/12	42,500	42,502
Toronto Dominion Bank (New York Branch)	0.390%	5/8/12	500,000	500,000
Toronto Dominion Bank (New York Branch)	0.280%	8/23/12	344,000	344,000
Toronto Dominion Bank (New York Branch)	0.280%	8/24/12	500,000	500,000
Westpac Banking Corp. (New York Branch)	0.470%	3/16/12	500,000	500,000
4 Westpac Banking Corp. (New York Branch)	0.414%	5/3/12	350,000	350,000
				10,384,502
Total Certificates of Deposit (Cost $17,669,802)				17,669,802
Repurchase Agreements (2.1%)
Goldman Sachs & Co. (Dated 2/29/12,
Repurchase Value $55,000,000, collateralized
by U.S. Treasury Inflation Indexed Note/Bond
2.625%–3.375%, 7/15/17–4/15/32)	0.160%	3/1/12	55,000	55,000
JP Morgan Securities LLC (Dated 2/29/12,
Repurchase Value $300,001,000, collateralized
by U.S. Treasury Note/Bond 1.375%–2.375%,
6/30/18–9/30/18)	0.120%	3/1/12	300,000	300,000
JP Morgan Securities LLC (Dated 2/29/12,
Repurchase Value $300,001,000, collateralized
by U.S. Treasury Note/Bond 2.000%–2.375%,
6/30/18–2/15/22)	0.120%	3/1/12	300,000	300,000
Merrill Lynch Pierce Fenner & Smith Inc.
(Dated 2/29/12, Repurchase Value $541,139,000,
collateralized by U.S. Treasury Note/Bond
0.750%–2.875%, 9/15/13–3/31/18)	0.150%	3/1/12	541,137	541,137
RBC Capital Markets LLC (Dated 2/29/12,
Repurchase Value $1,245,004,000, collateralized
by U.S. Treasury Inflation Indexed Note/Bond
1.250%–3.875%, 7/15/15–4/15/29 and
U.S. Treasury Note/Bond 0.750%–4.375%,
3/31/13–5/15/41)	0.110%	3/1/12	1,245,000	1,245,000
Total Repurchase Agreements (Cost $2,441,137)				2,441,137

			Shares
Money Market Fund (1.5%)
6 Vanguard Municipal Cash Management Fund
(Cost $1,649,381)	0.133%		1,649,381,011	1,649,381

17

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Tax-Exempt Municipal Bonds (2.7%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.110%	3/7/12	19,500	19,500
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.120%	3/7/12	35,955	35,955
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.130%	3/7/12	38,715	38,715
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project) VRDO	0.130%	3/7/12	79,000	79,000
Bi-State Development Agency of the
Missouri-Illinois Metropolitan District
Revenue VRDO	0.150%	3/7/12	29,800	29,800
Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.160%	3/7/12	16,575	16,575
Buffalo NY Municipal Water System Revenue
VRDO	0.120%	3/7/12	12,000	12,000
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.100%	3/7/12	9,265	9,265
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.120%	3/7/12	18,900	18,900
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.140%	3/7/12	22,100	22,100
Clackamas County OR Hospital Facility Authority
Revenue (Legacy Health System) VRDO	0.110%	3/7/12	9,700	9,700
Clark County NV Industrial Development
Revenue (Southwest Gas Corp.) VRDO	0.130%	3/7/12	27,500	27,500
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.130%	3/7/12	23,500	23,500
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.160%	3/7/12	11,200	11,200
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.120%	3/7/12	10,000	10,000
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.170%	3/7/12	18,355	18,355
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.100%	3/7/12	35,000	35,000
Curators of the University of Missouri System
Facilities Revenue VRDO	0.130%	3/7/12	62,150	62,150
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.140%	3/7/12	76,100	76,100
District of Columbia Revenue
(Georgetown University) VRDO	0.160%	3/7/12	7,575	7,575
District of Columbia Revenue
(Georgetown University) VRDO	0.160%	3/7/12	17,200	17,200
District of Columbia Revenue
(Washington Drama Society) VRDO	0.210%	3/7/12	20,375	20,375
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.150%	3/7/12	10,600	10,600

18

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Greenville County SC Hospital System
Revenue VRDO	0.130%	3/7/12	13,000	13,000
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.140%	3/7/12	12,255	12,255
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	0.160%	3/7/12	42,000	42,000
Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.130%	3/7/12	42,500	42,500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.130%	3/7/12	15,500	15,500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.150%	3/7/12	29,205	29,205
Illinois Development Finance Authority Revenue
(Chicago Horticultural Society) VRDO	0.150%	3/7/12	16,300	16,300
Illinois Finance Authority Revenue
(Carle Foundation) VRDO	0.130%	3/7/12	31,905	31,905
Illinois Finance Authority Revenue
(Ingalls Health System) VRDO	0.110%	3/7/12	43,000	43,000
Illinois Finance Authority Revenue
(Little Co. of Mary Hospital &
Health Care Centers) VRDO	0.120%	3/7/12	17,815	17,815
Illinois Finance Authority Revenue
(Museum of Science & Industry) VRDO	0.140%	3/7/12	13,000	13,000
Indiana Development Finance Authority
EducationalFacilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.130%	3/7/12	14,400	14,400
Indiana Educational Facilities Authority Revenue
(Wabash College) VRDO	0.160%	3/7/12	22,790	22,790
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc.
Obligated Group) VRDO	0.130%	3/7/12	39,340	39,340
Indiana Finance Authority Revenue
(Lease Appropriation) VRDO	0.130%	3/7/12	15,075	15,075
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist Healthcare
System Obligated Group) VRDO	0.100%	3/7/12	25,035	25,035
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.140%	3/7/12	17,200	17,200
Los Angeles CA Wastewater System Revenue
VRDO	0.120%	3/7/12	20,400	20,400
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.100%	3/7/12	49,365	49,365
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.110%	3/7/12	18,855	18,855
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.160%	3/7/12	11,650	11,650
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.130%	3/7/12	15,130	15,130
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.130%	3/7/12	30,160	30,160

19

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.140%	3/7/12	40,000	40,000
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.110%	3/7/12	21,900	21,900
Massachusetts Health & Educational
Facilities Authority Revenue (Dana Farber
Cancer Institute) VRDO	0.150%	3/7/12	9,015	9,015
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.110%	3/7/12	19,320	19,320
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.120%	3/7/12	43,100	43,100
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project) VRDO	0.120%	3/7/12	25,350	25,350
Michigan Higher Education Facilities Authority
Revenue (Albion College) VRDO	0.150%	3/7/12	12,700	12,700
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.130%	3/7/12	32,595	32,595
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.120%	3/7/12	21,800	21,800
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System) VRDO	0.120%	3/7/12	15,000	15,000
Mississippi Business Finance Corp. Health Care
Facilities Revenue (Rush Medical Foundation
Project) VRDO	0.130%	3/7/12	7,500	7,500
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(BJC Health System) VRDO	0.130%	3/7/12	18,000	18,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(SSM Health System) VRDO	0.120%	3/7/12	83,775	83,775
Nassau NY Health Care Corp. VRDO	0.120%	3/7/12	15,000	15,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	3/7/12	19,600	19,600
New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.110%	3/7/12	32,800	32,800
New York City NY GO VRDO	0.110%	3/7/12	21,000	21,000
New York City NY GO VRDO	0.130%	3/7/12	10,175	10,175
New York City NY GO VRDO	0.130%	3/7/12	29,825	29,825
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.100%	3/7/12	39,505	39,505
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.100%	3/7/12	21,980	21,980
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.130%	3/7/12	8,100	8,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.130%	3/7/12	31,300	31,300
New York City NY Industrial Development
Agency Civic Facility Revenue
(New York Law School) VRDO	0.150%	3/7/12	14,885	14,885

20

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.100%	3/7/12	48,500	48,500
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.130%	3/7/12	18,000	18,000
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.100%	3/7/12	20,500	20,500
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.130%	3/7/12	42,300	42,300
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.110%	3/7/12	37,000	37,000
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.130%	3/7/12	17,300	17,300
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.110%	3/7/12	31,500	31,500
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.130%	3/7/12	12,800	12,800
New York State Housing Finance Agency
Housing Revenue (Clinton Green–South)
VRDO	0.130%	3/7/12	11,625	11,625
New York State Housing Finance Agency
Housing Revenue (Clinton Green North) VRDO	0.130%	3/7/12	31,845	31,845
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.140%	3/7/12	24,500	24,500
New York State Housing Finance Agency
Housing Revenue (West 38th Street) VRDO	0.110%	3/7/12	37,935	37,935
New York State Housing Finance Agency
Revenue (Gotham West Housing) VRDO	0.110%	3/7/12	25,000	25,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.130%	3/7/12	10,375	10,375
North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.140%	3/7/12	11,750	11,750
North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.160%	3/7/12	11,470	11,470
North Carolina Medical Care Commission
Health Care Facilities Revenue (WakeMed)
VRDO	0.150%	3/7/12	27,500	27,500
North Texas Tollway Authority System
Revenue VRDO	0.140%	3/7/12	35,100	35,100
Oakland University of Michigan Revenue VRDO	0.140%	3/7/12	8,900	8,900
Ohio Air Quality Development Authority Revenue
(Dayton Power & Light Co. Project) VRDO	0.140%	3/7/12	11,100	11,100
Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health
System Inc.) VRDO	0.110%	3/7/12	25,000	25,000
Ohio State University General Receipts
Revenue VRDO	0.100%	3/7/12	115,300	115,300
Ohio State University General Receipts
Revenue VRDO	0.110%	3/7/12	6,600	6,600

21

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Oregon Health Sciences University
Revenue VRDO	0.140%	3/7/12	13,000	13,000
Russell County VA Industrial Development
Authority Hospital Revenue
(STS Health Alliance) VRDO	0.100%	3/7/12	9,530	9,530
Salem OH Hospital Facilities Revenue
(Salem Community Hospital Project) VRDO	0.130%	3/7/12	13,400	13,400
Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.130%	3/7/12	16,500	16,500
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health) VRDO	0.130%	3/7/12	31,000	31,000
South Placer CA Wastewater Authority
Revenue VRDO	0.110%	3/7/12	13,000	13,000
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.130%	3/7/12	14,000	14,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott & White
Healthcare Project) VRDO	0.150%	3/7/12	68,000	68,000
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.140%	3/7/12	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.140%	3/7/12	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.160%	3/7/12	22,430	22,430
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.170%	3/7/12	34,620	34,620
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.160%	3/7/12	67,475	67,475
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.110%	3/7/12	19,600	19,600
University of South Florida Financing Corp.
COP VRDO	0.140%	3/7/12	40,700	40,700
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.140%	3/7/12	15,100	15,100
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.140%	3/7/12	19,250	19,250
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.120%	3/7/12	7,200	7,200
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc. Project)
VRDO	0.160%	3/7/12	13,500	13,500
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc. Project)
VRDO	0.160%	3/7/12	19,500	19,500
7 Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.160%	3/7/12	10,490	10,490
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.130%	3/7/12	24,975	24,975
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.110%	3/7/12	43,500	43,500
Washington Higher Education Facilities Authority
Revenue (Bastyr University Project) VRDO	0.140%	3/7/12	7,800	7,800

22

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
	Washington Housing Finance Commission
	Non-profit Housing Revenue (Rockwood
	Retirement Communities Program) VRDO	0.140%	3/7/12	6,100	6,100
	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area
	Medical Center Inc.) VRDO	0.110%	3/7/12	30,045	30,045
	Whittier CA Health Facility Revenue
	(Presbyterian Intercommunity Hospital)
	VRDO	0.090%	3/7/12	20,500	20,500
	Wisconsin Health & Educational Facilities
	Authority Revenue (Aurora Health Care Inc.)
	VRDO	0.120%	3/7/12	31,200	31,200
Total Tax-Exempt Municipal Bonds (Cost $3,066,785)					3,066,785
Taxable Municipal Bonds (0.3%)
7	BlackRock Municipal Income Trust TOB VRDO	0.350%	3/1/12	207,000	207,000
7	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.350%	3/1/12	100,000	100,000
7	Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.290%	3/7/12	13,000	13,000
7	Massachusetts Transportation
	Fund Revenue TOB VRDO	0.290%	3/7/12	13,100	13,100
7	Seattle WA Municipal Light &
	Power Revenue TOB VRDO	0.290%	3/7/12	6,400	6,400
Total Taxable Municipal Bonds (Cost $339,500)					339,500
Total Investments (103.9%) (Cost $118,105,342)					118,105,342
Other Assets and Liabilities (-3.9%)
Other Assets					2,559,929
Liabilities					(7,015,535)
					(4,455,606)
Net Assets (100%)					113,649,736

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value					118,105,342
Receivables for Investment Securities Sold					1,996,138
Receivables for Capital Shares Issued					403,923
Other Assets					159,868
Total Assets					120,665,271
Liabilities
Payables for Investment Securities Purchased					6,714,190
Payables for Capital Shares Redeemed					258,456
Other Liabilities					42,889
Total Liabilities					7,015,535
Net Assets					113,649,736

23

Prime Money Market Fund

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	113,640,679
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	9,057
Net Assets	113,649,736

Investor Shares—Net Assets
Applicable to 90,628,168,975 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	90,644,944
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 23,001,866,873 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	23,004,792
Net Asset Value Per Share—Institutional Shares	$1.00

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 29, 2012, the aggregate value of these securities was $15,307,361,000, representing 13.5% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $349,990,000, representing 0.3% of net assets.
COP—Certificate of Participation.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

24

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest[1]	111,516
Total Income	111,516
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,205
Management and Administrative—Investor Shares	59,909
Management and Administrative—Institutional Shares	6,479
Marketing and Distribution—Investor Shares	12,804
Marketing and Distribution—Institutional Shares	3,091
Custodian Fees	973
Shareholders’ Reports—Investor Shares	512
Shareholders’ Reports—Institutional Shares	68
Trustees’ Fees and Expenses	60
Total Expenses	86,101
Net Investment Income	25,415
Realized Net Gain (Loss) on Investment Securities Sold	751
Net Increase (Decrease) in Net Assets Resulting from Operations	26,166
1 Interest income from an affiliated company of the fund was $837,000.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,415	90,513
Realized Net Gain (Loss)	751	1,676
Net Increase (Decrease) in Net Assets Resulting from Operations	26,166	92,189
Distributions
Net Investment Income
Investor Shares	(13,410)	(55,253)
Institutional Shares	(12,005)	(35,260)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Return of Capital
Total Distributions	(25,415)	(90,513)
Capital Share Transactions
Investor Shares	(1,759,338)	3,718,120
Institutional Shares	1,265,399	2,631,581
Net Increase (Decrease) from Capital Share Transactions	(493,939)	6,349,701
Total Increase (Decrease)	(493,188)	6,351,377
Net Assets
Beginning of Period	114,142,924	107,791,547
End of Period	113,649,736	114,142,924

See accompanying Notes, which are an integral part of the Financial Statements.

26

Prime Money Market Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.001	.001	.013	.035	.051
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.001	.001	.013	.035	.051
Distributions
Dividends from Net Investment Income	(.0001)	(.001)	(.001)	(.013)	(.035)	(.051)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.001)	(.001)	(.013)	(.035)	(.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.06%	0.08%	1.31%	3.60%	5.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90,645	$92,404	$88,684	$96,078	$92,483	$84,052
Ratio of Total Expenses to
Average Net Assets	0.17%	0.20%	0.23%	0.28%[2]	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.03%	0.06%	0.08%	1.25%	3.49%	5.10%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Prime Money Market Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0005	.002	.002	.015	.037	.053
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0005	.002	.002	.015	.037	.053
Distributions
Dividends from Net Investment Income	(.0005)	(.002)	(.002)	(.015)	(.037)	(.053)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0005)	(.002)	(.002)	(.015)	(.037)	(.053)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.05%	0.17%	0.22%	1.47%	3.75%	5.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,005	$21,739	$19,107	$18,323	$13,844	$10,022
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.13%[1]	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.11%	0.17%	0.22%	1.40%	3.64%	5.26%
The expense ratio and net income ratio for the current period have been annualized.
1 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2008–2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $17,629,000

29

Prime Money Market Fund

to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 7.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the portfolio’s daily yield so as to maintain a zero or positive yield for the portfolio. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	51,757,814	51,757,814	119,751,906	119,751,906
Issued in Lieu of Cash Distributions	13,130	13,130	53,993	53,993
Redeemed	(53,530,282)	(53,530,282)	(116,087,779)	(116,087,779)
Net Increase (Decrease)—Investor Shares	(1,759,338)	(1,759,338)	3,718,120	3,718,120
Institutional Shares
Issued	9,415,745	9,415,745	20,303,805	20,303,805
Issued in Lieu of Cash Distributions	11,707	11,707	34,248	34,248
Redeemed	(8,162,053)	(8,162,053)	(17,706,472)	(17,706,472)
Net Increase (Decrease)—Institutional Shares	1,265,399	1,265,399	2,631,581	2,631,581

E. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

30

Federal Money Market Fund

Fund Profile
As of February 29, 2012

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.19%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	57 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	13.5%
U.S. Government Agency Obligations	81.5
Repurchase Agreements	5.0

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for
Credit Quality.

1 The expense ratio shown is from the prospectus dated December 27, 2011, and represents estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratio was 0.11%, reflecting a temporary reduction in operating expenses
(described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.17%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2001, Through February 29, 2012
		Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2002	2.12%	1.48%
2003	1.11	0.64
2004	0.82	0.40
2005	2.26	1.73
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
2012	0.00	0.00
7-day SEC yield (2/29/2012): 0.01%
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.01%	1.59%	1.93%

See Financial Highlights for dividend information.

32

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (98.7%)
2	Fannie Mae Discount Notes	0.060%	3/1/12	5,359	5,359
2	Fannie Mae Discount Notes	0.025%–0.035%	3/7/12	25,600	25,600
2	Fannie Mae Discount Notes	0.060%	3/19/12	29,500	29,499
2	Fannie Mae Discount Notes	0.100%	3/21/12	10,000	9,999
2	Fannie Mae Discount Notes	0.040%–0.050%	4/2/12	24,245	24,244
2	Fannie Mae Discount Notes	0.040%	4/3/12	13,000	13,000
2	Fannie Mae Discount Notes	0.040%–0.100%	4/4/12	95,030	95,021
2	Fannie Mae Discount Notes	0.045%	4/11/12	3,000	3,000
2	Fannie Mae Discount Notes	0.080%–0.100%	4/18/12	69,900	69,891
2	Fannie Mae Discount Notes	0.050%–0.100%	4/25/12	117,565	117,553
2	Fannie Mae Discount Notes	0.090%–0.095%	5/2/12	115,000	114,982
2	Fannie Mae Discount Notes	0.050%–0.080%	5/9/12	89,400	89,391
2	Fannie Mae Discount Notes	0.100%	5/14/12	37,000	36,992
2	Fannie Mae Discount Notes	0.055%	5/21/12	19,500	19,498
3	Federal Home Loan Bank
	Discount Notes	0.025%	3/7/12	15,000	15,000
3	Federal Home Loan Bank
	Discount Notes	0.100%	3/28/12	25,398	25,396
3	Federal Home Loan Bank
	Discount Notes	0.050%–0.060%	4/4/12	10,200	10,200
3	Federal Home Loan Bank
	Discount Notes	0.030%	4/9/12	75,000	74,998
3	Federal Home Loan Bank
	Discount Notes	0.045%–0.100%	4/18/12	86,000	85,994
3	Federal Home Loan Bank
	Discount Notes	0.060%	4/20/12	5,380	5,380
3	Federal Home Loan Bank
	Discount Notes	0.070%–0.080%	4/27/12	126,000	125,985
3	Federal Home Loan Bank
	Discount Notes	0.070%	5/2/12	30,000	29,996
3	Federal Home Loan Bank
	Discount Notes	0.100%	5/4/12	104,000	103,982
3	Federal Home Loan Bank
	Discount Notes	0.150%	5/9/12	4,000	3,999
3	Federal Home Loan Bank
	Discount Notes	0.156%	5/11/12	5,000	4,998

33

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank
	Discount Notes	0.080%–0.153%	5/16/12	118,000	117,972
3	Federal Home Loan Bank
	Discount Notes	0.060%	5/18/12	5,000	4,999
3	Federal Home Loan Bank
	Discount Notes	0.175%–0.180%	8/15/12	79,000	78,935
[2,4]	Federal Home Loan Mortgage Corp.	0.185%	8/24/12	60,000	59,986
[2,4]	Federal Home Loan Mortgage Corp.	0.205%	3/21/13	13,000	12,993
[2,4]	Federal Home Loan Mortgage Corp.	0.213%	5/6/13	48,000	47,973
[2,4]	Federal Home Loan Mortgage Corp.	0.214%	6/3/13	60,000	59,970
[2,4]	Federal Home Loan Mortgage Corp.	0.196%	6/17/13	123,200	123,243
[2,4]	Federal National Mortgage Assn.	0.266%	8/23/12	160,000	160,009
[2,4]	Federal National Mortgage Assn.	0.276%	9/17/12	40,000	39,996
[2,4]	Federal National Mortgage Assn.	0.266%	11/23/12	70,000	69,984
[2,4]	Federal National Mortgage Assn.	0.244%	8/12/13	30,000	29,987
[2,4]	Federal National Mortgage Assn.	0.230%	11/8/13	50,000	49,974
[2,4]	Federal National Mortgage Assn.	0.221%	11/14/13	65,000	64,967
2	Freddie Mac Discount Notes	0.020%–0.095%	3/5/12	144,338	144,338
2	Freddie Mac Discount Notes	0.025%–0.090%	3/12/12	22,200	22,200
2	Freddie Mac Discount Notes	0.025%	3/19/12	43,444	43,443
2	Freddie Mac Discount Notes	0.040%–0.090%	3/20/12	17,279	17,278
2	Freddie Mac Discount Notes	0.100%	3/26/12	15,000	14,999
2	Freddie Mac Discount Notes	0.040%–0.100%	4/2/12	35,300	35,297
2	Freddie Mac Discount Notes	0.040%	4/4/12	35,780	35,779
2	Freddie Mac Discount Notes	0.050%	4/5/12	6,500	6,500
2	Freddie Mac Discount Notes	0.100%	4/9/12	50,000	49,995
2	Freddie Mac Discount Notes	0.050%–0.100%	4/16/12	116,780	116,765
2	Freddie Mac Discount Notes	0.050%	4/23/12	69,400	69,395
2	Freddie Mac Discount Notes	0.080%	4/30/12	100,000	99,987
2	Freddie Mac Discount Notes	0.085%–0.100%	5/7/12	78,647	78,633
2	Freddie Mac Discount Notes	0.080%	5/14/12	25,000	24,996
2	Freddie Mac Discount Notes	0.050%–0.070%	5/16/12	185,000	184,976
2	Freddie Mac Discount Notes	0.100%	6/4/12	109,531	109,502
	United States Treasury Bill	0.010%	3/15/12	23,724	23,724
	United States Treasury Bill	0.020%–0.026%	3/29/12	105,000	104,998
	United States Treasury Bill	0.070%–0.115%	5/31/12	275,000	274,938
	United States Treasury Bill	0.065%	7/5/12	75,000	74,983
	United States Treasury Bill	0.125%–0.130%	8/16/12	90,000	89,947
	United States Treasury Bill	0.145%	8/30/12	50,000	49,963
	United States Treasury Note/Bond	1.375%	3/15/12	175,000	175,088
	United States Treasury Note/Bond	1.375%	4/15/12	25,000	25,040
	United States Treasury Note/Bond	4.500%	4/30/12	15,000	15,109
	United States Treasury Note/Bond	1.000%	4/30/12	20,000	20,031
	United States Treasury Note/Bond	1.375%	5/15/12	75,000	75,200
	United States Treasury Note/Bond	4.750%	5/31/12	15,000	15,174
	United States Treasury Note/Bond	1.875%	6/15/12	85,000	85,426
	United States Treasury Note/Bond	4.875%	6/30/12	80,000	81,254
	United States Treasury Note/Bond	1.500%	7/15/12	90,000	90,458
	United States Treasury Note/Bond	4.625%	7/31/12	40,000	40,744
Total U.S. Government and Agency Obligations (Cost $4,357,105)					4,357,105

34

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Repurchase Agreements (5.2%)
Goldman Sachs & Co.
(Dated 2/29/12, Repurchase Value
$25,000,000, collateralized by
U.S. Treasury Note 2.650%, 7/15/17)	0.160%	3/1/12	25,000	25,000
JPMorgan Securities LLC
(Dated 2/29/12, Repurchase Value
$112,000,000, collateralized by
U.S. Treasury Note 1.250%, 4/15/14)	0.120%	3/1/12	112,000	112,000
RBC Capital Markets LLC
(Dated 2/29/12, Repurchase Value
$92,935,000, collateralized by
U.S. Treasury Note 1.375%, 11/30/15)	0.110%	3/1/12	92,935	92,935
Total Repurchase Agreements (Cost $229,935)				229,935
Total Investments (103.9%) (Cost $4,587,040)				4,587,040
Other Assets and Liabilities (-3.9%)
Other Assets				10,267
Liabilities				(180,771)
				(170,504)
Net Assets (100%)
Applicable to 4,415,903,142 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,416,536
Net Asset Value Per Share				$1.00

At February 29, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				4,416,422
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				114
Net Assets				4,416,536

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

35

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest	2,761
Total Income	2,761
Expenses
The Vanguard Group—Note B
Investment Advisory Services	91
Management and Administrative	3,185
Marketing and Distribution	491
Custodian Fees	38
Shareholders’ Reports	28
Trustees’ Fees and Expenses	3
Total Expenses	3,836
Expense Reduction—Note B	(1,305)
Net Expenses	2,531
Net Investment Income	230
Realized Net Gain (Loss) on Investment Securities Sold	6
Net Increase (Decrease) in Net Assets Resulting from Operations	236

See accompanying Notes, which are an integral part of the Financial Statements.

36

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	230	903
Realized Net Gain (Loss)	6	45
Net Increase (Decrease) in Net Assets Resulting from Operations	236	948
Distributions
Net Investment Income	(230)	(903)
Realized Capital Gain	—	—
Total Distributions	(230)	(903)
Capital Share Transactions (at $1.00)
Issued	208,391	474,221
Issued in Lieu of Cash Distributions	225	881
Redeemed	(585,987)	(1,729,232)
Net Increase (Decrease) from Capital Share Transactions	(377,371)	(1,254,130)
Total Increase (Decrease)	(377,365)	(1,254,085)
Net Assets
Beginning of Period	4,793,901	6,047,986
End of Period	4,416,536	4,793,901

See accompanying Notes, which are an integral part of the Financial Statements.

37

Federal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0002	.0004	.011	.034
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.00005	.0002	.0004	.011	.034
Distributions
Dividends from Net Investment Income	(.00005)	(.0002)	(.0004)	(.011)	(.034)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.00005)	(.0002)	(.0004)	(.011)	(.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.02%	0.04%	1.06%	3.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,417	$4,794	$6,048	$9,386	$8,982
Ratio of Expenses to
Average Net Assets	0.11%[2]	0.19%	0.22%	0.27%[3]	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.04%	1.03%	3.33%
The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.17%. See Note B in the Notes to Financial Statements.
3 Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2008–2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $692,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 29, 2012, Vanguard’s management and administrative expenses were reduced by $1,305,000 (an effective annual rate of 0.06% of the fund’s average net assets).

39

Federal Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

40

Admiral Treasury Money Market Fund

Fund Profile
As of February 29, 2012

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.11%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	55 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for
Credit Quality.

1 The expense ratio shown is from the prospectus dated December 27, 2011, and represents estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratio was 0.02%, reflecting a temporary reduction in operating expenses
(described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.11%.

41

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2001, Through February 29, 2012
		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2002	2.15%	1.58%
2003	1.20	0.67
2004	0.91	0.39
2005	2.29	1.61
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
2012	0.00	0.00
7-day SEC yield (2/29/2012): 0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Treasury Money Market
Fund	12/14/1992	0.02%	1.41%	1.85%

See Financial Highlights for dividend information.

42

Admiral Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (108.1%)
United States Treasury Bill	0.030%	3/1/12	1,154,228	1,154,228
United States Treasury Bill	0.013%–0.015%	3/8/12	1,135,414	1,135,411
United States Treasury Bill	0.010%	3/15/12	766,455	766,452
United States Treasury Bill	0.005%	3/22/12	1,090,000	1,089,997
United States Treasury Bill	0.025%	3/29/12	830,000	829,984
United States Treasury Bill	0.060%	4/5/12	525,000	524,969
United States Treasury Bill	0.010%–0.020%	4/12/12	733,000	732,986
United States Treasury Bill	0.030%	4/19/12	930,000	929,962
United States Treasury Bill	0.043%–0.044%	4/26/12	1,210,000	1,209,918
United States Treasury Bill	0.055%–0.060%	5/3/12	760,000	759,923
United States Treasury Bill	0.080%–0.095%	5/10/12	550,079	549,993
United States Treasury Bill	0.040%–0.095%	5/17/12	1,264,000	1,263,797
United States Treasury Bill	0.090%	5/24/12	1,150,000	1,149,759
United States Treasury Bill	0.108%–0.113%	5/31/12	1,154,000	1,153,679
United States Treasury Bill	0.055%	6/28/12	300,000	299,946
United States Treasury Bill	0.061%	7/5/12	390,000	389,917
United States Treasury Bill	0.055%	7/12/12	300,000	299,939
United States Treasury Bill	0.125%	8/16/12	250,000	249,854
United States Treasury Note/Bond	1.375%	3/15/12	418,000	418,207
United States Treasury Note/Bond	4.500%	3/31/12	100,000	100,362
United States Treasury Note/Bond	1.875%	6/15/12	400,000	402,067
Total U.S. Government and Agency Obligations (Cost $15,411,350)				15,411,350
Total Investments (108.1%) (Cost $15,411,350)				15,411,350
Other Assets and Liabilities (-8.1%)
Other Assets				17,247
Liabilities				(1,165,618)
				(1,148,371)
Net Assets (100%)
Applicable to 14,259,762,291 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				14,262,979
Net Asset Value Per Share				$1.00

43

Admiral Treasury Money Market Fund

Market
Value
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	15,411,350
Accrued Income	6,112
Other Assets	11,135
Total Assets	15,428,597
Liabilities
Payables for Investment Securities Purchased	1,153,679
Other Liabilities	11,939
Total Liabilities	1,165,618
Net Assets	14,262,979

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	14,262,813
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	166
Net Assets	14,262,979

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
See accompanying Notes, which are an integral part of the Financial Statements.

44

Admiral Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest	2,403
Total Income	2,403
Expenses
The Vanguard Group—Note B
Investment Advisory Services	290
Management and Administrative	6,061
Marketing and Distribution	1,364
Custodian Fees	111
Shareholders’ Reports	45
Trustees’ Fees and Expenses	7
Total Expenses	7,878
Expense Reduction—Note B	(6,211)
Net Expenses	1,667
Net Investment Income	736
Realized Net Gain (Loss) on Investment Securities Sold	23
Net Increase (Decrease) in Net Assets Resulting from Operations	759

See accompanying Notes, which are an integral part of the Financial Statements.

45

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	736	2,726
Realized Net Gain (Loss)	23	110
Net Increase (Decrease) in Net Assets Resulting from Operations	759	2,836
Distributions
Net Investment Income	(736)	(2,726)
Realized Capital Gain	—	—
Total Distributions	(736)	(2,726)
Capital Share Transactions (at $1.00)
Issued	498,547	976,384
Issued in Lieu of Cash Distributions	714	2,643
Redeemed	(1,550,187)	(4,391,653)
Net Increase (Decrease) from Capital Share Transactions	(1,050,926)	(3,412,626)
Total Increase (Decrease)	(1,050,903)	(3,412,516)
Net Assets
Beginning of Period	15,313,882	18,726,398
End of Period	14,262,979	15,313,882

See accompanying Notes, which are an integral part of the Financial Statements.

46

Admiral Treasury Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0002	.0003	.007	.030	.049
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0002	.0003	.007	.030	.049
Distributions
Dividends from Net Investment Income	(.00005)	(.0002)	(.0003)	(.007)	(.030)	(.049)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.00005)	(.0002)	(.0003)	(.007)	(.030)	(.049)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.02%	0.03%	0.70%	3.08%	5.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,263	$15,314	$18,726	$25,435	$23,289	$20,064
Ratio of Expenses to
Average Net Assets	0.02%[2]	0.11%[2]	0.14%	0.15%[3]	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.03%	0.74%	2.98%	4.90%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratios of total expenses to average net assets before expense reductions were 0.11% and 0.12%. See Note B in Notes to Financial
Statements.
3 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2008–2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $2,223,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.89% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

For the period ended February 29, 2012, Vanguard’s expenses were reduced by $6,211,000 (an effective annual rate of 0.09% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

48

Admiral Treasury Money Market Fund

At February 29, 2012, 100% of the market value of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

49

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

50

Six Months Ended February 29, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2011	2/29/2012	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.15	$0.85
Institutional Shares	1,000.00	1,000.52	0.45
Federal Money Market Fund	$1,000.00	$1,000.05	$0.55
Admiral Treasury Money Market Fund	$1,000.00	$1,000.05	$0.10
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.02	$0.86
Institutional Shares	1,000.00	1,024.42	0.45
Federal Money Market Fund	$1,000.00	$1,024.32	$0.55
Admiral Treasury Money Market Fund	$1,000.00	$1,024.76	$0.10

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.17% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market
Fund, 0.11%; and for the Admiral Treasury Money Market Fund, 0.02%. The annualized six-month expense ratios for the Federal Money
Market Fund and the Admiral Treasury Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the
Notes to Financial Statements). Before the reduction, the annualized six-month expense ratios were: for the Federal Money Market Fund,
0.17%; for the Admiral Treasury Money Market Fund, 0.11%.

51

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

52

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services), Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing),
Board. Principal Occupation(s) During the Past Five	and Delphi Automotive LLP (automotive components);
Years: Chairman of the Board of The Vanguard Group,	Senior Advisor at New Mountain Capital; Trustee of
Inc., and of each of the investment companies served	The Conference Board.
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive	Amy Gutmann
Officer and President of The Vanguard Group and of	Born 1949. Trustee Since June 2006. Principal
each of the investment companies served by The	Occupation(s) During the Past Five Years: President
Vanguard Group since 2008; Director of Vanguard	of the University of Pennsylvania; Christopher H.
Marketing Corporation; Managing Director of The	Browne Distinguished Professor of Political Science
Vanguard Group (1995–2008).	in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
nication and the Graduate School of Education
Independent Trustees	of the University of Pennsylvania; Director of
Carnegie Corporation of New York, Schuylkill River
Emerson U. Fullwood	Development Corporation, and Greater Philadelphia
Born 1948. Trustee Since January 2008. Principal	Chamber of Commerce; Trustee of the National
Occupation(s) During the Past Five Years: Executive	Constitution Center; Chair of the Presidential
Chief Staff and Marketing Officer for North America	Commission for the Study of Bioethical Issues.
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and	JoAnn Heffernan Heisen
services); Executive in Residence and 2010	Born 1950. Trustee Since July 1998. Principal
Distinguished Minett Professor at the Rochester	Occupation(s) During the Past Five Years: Corporate
Institute of Technology; Director of SPX Corporation	Vice President and Chief Global Diversity Officer
(multi-industry manufacturing), the United Way of	(retired 2008) and Member of the Executive
Rochester, Amerigroup Corporation (managed health	Committee (1997–2008) of Johnson & Johnson
care), the University of Rochester Medical Center,	(pharmaceuticals/medical devices/consumer
Monroe Community College Foundation, and North	products); Director of Skytop Lodge Corporation
Carolina A&T University.	(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
Rajiv L. Gupta	for Talent Innovation; Member of the Advisory Board
Born 1945. Trustee Since December 2001.[2]	of the Maxwell School of Citizenship and Public Affairs
Principal Occupation(s) During the Past Five Years:	at Syracuse University.
Chairman and Chief Executive Officer (retired 2009)

F. Joseph Loughrey	Group since 2010; Assistant Controller of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group (2001–2010).
and Chief Operating Officer (retired 2009) and Vice
Chairman of the Board (2008–2009) of Cummins Inc.	Thomas J. Higgins
(industrial machinery); Director of SKF AB (industrial	Born 1957. Chief Financial Officer Since September
machinery), Hillenbrand, Inc. (specialized consumer	2008. Principal Occupation(s) During the Past Five
services), the Lumina Foundation for Education, and	Years: Principal of The Vanguard Group, Inc.; Chief
Oxfam America; Chairman of the Advisory Council	Financial Officer of each of the investment companies
for the College of Arts and Letters and Member	served by The Vanguard Group since 2008; Treasurer
of the Advisory Board to the Kellogg Institute for	of each of the investment companies served by The
International Studies at the University of Notre Dame.	Vanguard Group (1998–2008).

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School (retired 2011); Chief Investment	the investment companies served by The Vanguard
Officer and Managing Partner of HighVista Strategies	Group since 2008; Assistant Treasurer of each of the
LLC (private investment firm); Director of Rand	investment companies served by The Vanguard Group
Merchant Bank; Overseer of the Museum of Fine	(1988–2008).
Arts Boston.
Heidi Stam
Alfred M. Rankin, Jr.	Born 1956. Secretary Since July 2005. Principal
Born 1941. Trustee Since January 1993. Principal	Occupation(s) During the Past Five Years: Managing
Occupation(s) During the Past Five Years: Chairman,	Director of The Vanguard Group, Inc., since 2006;
President, and Chief Executive Officer of NACCO	General Counsel of The Vanguard Group since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Secretary of The Vanguard Group and of each of the
Director of Goodrich Corporation (industrial products/	investment companies served by The Vanguard Group
aircraft systems and services) and the National	since 2005; Director and Senior Vice President of
Association of Manufacturers; Chairman of the Board	Vanguard Marketing Corporation since 2005;
of the Federal Reserve Bank of Cleveland and of	Principal of The Vanguard Group (1997–2006).
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Vanguard Senior Management Team
Peter F. Volanakis
	Mortimer J. Buckley	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Kathleen C. Gubanich	James M. Norris
Occupation(s) During the Past Five Years: President	Paul A. Heller	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Martha G. King	George U. Sauter
Incorporated (communications equipment); Director of	Chris D. McIsaac
Corning Incorporated (2000-2010) and Dow Corning
(2001–2010); Director of SPX Corporation (multi-
industry manufacturing); Overseer of the Amos Tuck	Chairman Emeritus and Senior Advisor
School of Business Administration at Dartmouth
College; Advisor to the Norris Cotton Cancer Center.	John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal	Founder
Occupation(s) During the Past Five Years: Principal	John C. Bogle
of The Vanguard Group, Inc.; Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q302 042012

Semiannual Report | February 29, 2012

Vanguard S&P Mid-Cap 400 Index Funds

Vanguard S&P Mid-Cap 400 Index Fund

Vanguard S&P Mid-Cap 400 Value Index Fund

Vanguard S&P Mid-Cap 400 Growth Index Fund

> All three Vanguard S&P 400 Mid-Cap Index Funds posted double-digit returns for the six months ended February 29, 2012.

> The ETF Shares of all three funds closely tracked the returns of their benchmark indexes and were close to or bested the average returns of their peer funds.

> Industrial and information technology stocks were notably strong performers for all three funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
S&P Mid-Cap 400 Index Fund.	8
S&P Mid-Cap 400 Value Index Fund.	23
S&P Mid-Cap 400 Growth Index Fund.	36
About Your Fund’s Expenses.	49
Glossary.	51

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended February 29, 2012
Total
Returns
Vanguard S&P Mid-Cap 400 Index Fund
Institutional Shares	12.50%
ETF Shares
Market Price	12.45
Net Asset Value	12.47
S&P MidCap 400 Index	12.54
Mid-Cap Core Funds Average	11.45
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard S&P Mid-Cap 400 Value Index Fund
Institutional Shares	13.90%
ETF Shares
Market Price	14.22
Net Asset Value	13.82
S&P MidCap 400 Value Index	13.95
Mid-Cap Value Funds Average	11.88
Mid-Cap Value Funds Average: Derived from data provided by Lipper Inc.
Vanguard S&P Mid-Cap 400 Growth Index Fund
Institutional Shares	11.13%
ETF Shares
Market Price	10.96
Net Asset Value	11.06
S&P MidCap 400 Growth Index	11.17
Mid-Cap Growth Funds Average	11.46

Mid-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573;
8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

It was largely macroeconomic developments, notably the European debt crisis and improvements in the U.S. economy, that moved the stock market during the six months ended February 29, 2012, while factors such as market capitalization or growth versus value style had relatively muted influence.

The three Vanguard S&P Mid-Cap 400 Index Funds posted double-digit returns that were within three percentage points of one another and not far from the returns of the large-cap S&P 500 Index (+13.3%) and the S&P SmallCap 600 Index (+14.4%).

With a return of 13.82% for ETF Shares, Vanguard S&P 400 Mid-Cap Value Index Fund slightly outpaced its counterpart Growth Index Fund, at 11.06%. The return of Vanguard S&P 400 Mid-Cap Index Fund, which includes both growth and value stocks, fell in between at 12.47%. (These returns are based on the change in the net asset value of the funds’ ETF Shares once adjusted for dividend distributions during the period.)

Thanks to the skill and experience in index management of the funds’ advisor, Vanguard Equity Investment Group, all three funds very closely tracked the performance of their benchmarks.

2

Notes of economic optimism propelled stock prices higher

U.S. stocks produced a strong return of 13.18% over the period. That statement is true enough, but the headline figure obscures the volatility that has been perhaps the most prominent feature of the financial markets over the past six months, and indeed the past few years. If our semiannual reporting period had started a month earlier, for example, the Dow Jones U.S. Total Stock Market Index would have returned just 1.98%. A start date two months earlier would have produced a return of –5.18%.

In the six months through February, however, stock prices benefited from signs of acceleration in the U.S. economic expansion and from hope that the European Union’s latest agreement on Greek debt would help to contain a threat that has menaced global markets for much of the past two years. European stocks rallied on the news about Greece, but international stocks still trailed their U.S. counterparts for the full six months.

The bond market’s strength confounded expectations

Bonds produced solid returns, to the surprise of many long-time observers of the fixed income market. At the start

Market Barometer

	Total Returns
	Periods Ended February 29, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.31%	4.86%	1.77%
Russell 2000 Index (Small-caps)	12.40	-0.15	1.83
Dow Jones U.S. Total Stock Market Index	13.18	4.35	2.07
MSCI All Country World Index ex USA (International)	3.97	-6.10	-0.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.73%	8.37%	6.36%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.67	12.42	5.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.06	1.20

CPI
Consumer Price Index	0.49%	2.87%	2.27%

3

of the period, the yield of the 10-year U.S. Treasury note stood at 2.22%, suggesting that returns would be very modest by historical standards. Over the next six months, however, yields moved lower still, boosting bond prices, which move in the opposite direction. At the end of February, the yield of the 10-year T-note stood at 1.97%. As yields decline, obviously, the scope for continued declines—and price increases—diminishes. Municipal bonds performed even more strongly than the broad taxable market.

The returns for 3-month Treasury bills and other money market instruments remained near 0%, consistent with the Federal Reserve’s policy on interest rates.

Mid-cap stocks shared in the broad market surge

Like the rest of the stock market, the three S&P 400 Mid-Cap Index funds suffered from an unpromising start to the fiscal half-year. Investors’ anxiety, which crested in September over the prospect of a disorderly Greek default, drove the broad U.S. stock market down by about 8%, and the funds by even more. But as the wider market began to rebound toward its return of just over 13%, the funds rose as well.

Vanguard S&P 400 Mid-Cap Value Index Fund ended the half-year a bit ahead of the broad market return, while the S&P 400 Mid-Cap Index Fund and Mid-Cap Growth Index Fund trailed by about one and two percentage points, respectively.

Expense Ratios
Your Fund Compared With Its Peer Group

	Institutional	ETF	Peer Group
	Shares	Shares	Average
S&P Mid-Cap 400 Index Fund	0.10%	0.17%	1.28%
S&P Mid-Cap 400 Value Index Fund	0.12	0.24	1.31
S&P Mid-Cap 400 Growth Index Fund	0.08	0.20	1.40

The fund expense ratios shown are from the prospectus dated December 27, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were: for the S&P Mid-Cap 400 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer groups: For the S&P Mid-Cap 400 Index Fund, Mid-Cap Core Funds; for the S&P Mid-Cap 400 Value Index Fund, Mid-Cap Value Funds; and for the S&P Mid-Cap 400 Growth Index Fund, Mid-Cap Growth Funds.

4

All three funds benefited from the returns of certain cyclical sectors that were boosted by better economic data, including a drop in unemployment, an upturn in consumer confidence, and signs of resilience in manufacturing. Within the industrial sector, which accounted for more than 16% of each fund’s assets at the end of the period, machinery and electrical equipment manufacturers in particular benefited from expanding factory activity and robust capital spending. Stocks in this sector added a hefty three to four percentage points to the return of each fund.

Information technology stocks contributed notably as well. Although this sector is much larger in the Growth Fund, the tech stocks in the Value Fund performed better;

the result was that this sector contributed about two and a half percentage points to the return of each fund.

A strong sector for the Growth Fund was consumer discretionary, especially apparel and specialty retailer stocks, which climbed as consumers showed greater willingness to spend despite rising energy costs. For the Value Fund, financials performed well. Insurance stocks made good gains, and more than a handful of regional banks surged upward of 20% over the six months, aided by improving credit trends, loan growth, and profit margins. In contrast, all three funds saw very modest or even negative returns from more defensive sectors, including consumer staples and telecommunication services.

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

5

The skill of the funds’ advisor, Vanguard Equity Investment Group, was evident again as each fund came within a tiny margin of the return of its target index. The gaps ranged from just 7 to 13 basis points (0.07 to 0.13 percentage point).

A choice of building blocks to broaden your portfolio

One of our core beliefs at Vanguard is that investors should hold a portfolio that is broadly diversified across stocks, bonds, and money market instruments in proportions consistent with their investment goals and tolerance for risk.

Any of the Vanguard S&P Mid-Cap 400 Index Funds can play an important part in such an investment plan, as they afford investors an efficient way to add complementary exposure to the whole

U.S. mid-cap segment or to focus more narrowly on the growth or value stocks within it.

And regardless of which fund you’re invested in, there’s a stable and seasoned index management team on your side, and very low fund management fees as well.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 21, 2012

6

Your Fund’s Performance at a Glance
August 31, 2011, Through February 29, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard S&P Mid-Cap 400 Index Fund
Institutional Shares	$116.52	$129.95	$1.019	$0.000
ETF Shares	58.37	65.12	0.475	0.000
Vanguard S&P Mid-Cap 400 Value Index Fund
Institutional Shares	$111.20	$124.83	$1.648	$0.000
ETF Shares	55.69	62.51	0.795	0.000
Vanguard S&P Mid-Cap 400 Growth Index
Fund
Institutional Shares	$121.54	$134.21	$0.761	$0.000
ETF Shares	61.13	67.52	0.331	0.000

7

S&P Mid-Cap 400 Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VSPMX	IVOO
Expense Ratio[1]	0.10%	0.17%
30-Day SEC Yield	1.33%	1.26%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		MidCap 400	Market
	Fund	Index	Index
Number of Stocks	400	400	3,733
Median Market Cap	$3.6B	$3.6B	$33.9B
Price/Earnings Ratio	20.7x	20.7x	16.5x
Price/Book Ratio	2.1x	2.1x	2.2x
Return on Equity	13.1%	13.1%	18.2%
Earnings Growth Rate	5.1%	5.1%	7.6%
Dividend Yield	1.4%	1.4%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	18%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		MidCap	Market
	Fund 400 Index		Index
Consumer
Discretionary	13.2%	13.2%	11.9%
Consumer Staples	4.2	4.2	9.4
Energy	7.0	7.0	11.2
Financials	20.2	20.2	15.4
Health Care	10.3	10.3	11.4
Industrials	16.9	16.9	11.2
Information
Technology	16.2	16.2	19.4
Materials	6.4	6.4	4.1
Telecommunication
Services	0.5	0.5	2.5
Utilities	5.1	5.1	3.5

Ten Largest Holdings (% of total net assets)
Monster Beverage Corp.	Soft Drinks	0.7%
Green Mountain Coffee	Packaged Foods &
Roasters Inc.	Meats	0.7
Vertex Pharmaceuticals
Inc.	Biotechnology	0.7
Regeneron
Pharmaceuticals Inc.	Biotechnology	0.7
Kansas City Southern	Railroads	0.7
AMETEK Inc.	Electrical
	Components &
	Equipment	0.7
Macerich Co.	Retail REITs	0.6
Cimarex Energy Co.	Oil & Gas
	Exploration &
	Production	0.6
Church & Dwight Co.	Household
Inc.	Products	0.6
HollyFrontier Corp.	Oil & Gas Refining
	& Marketing	0.6
Top Ten		6.6%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 27, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

8

S&P Mid-Cap 400 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 29, 2012

Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	3/28/2011[1]	—	-8.06%
ETF Shares	9/7/2010
Market Price		-2.59%	13.63
Net Asset Value		-1.89	13.67

1 Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on March 28, 2011. The total returns shown are based on the period beginning March 28, 2011.

See Financial Highlights for dividend and capital gains information.

9

S&P Mid-Cap 400 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.2%)
*	Fossil Inc.	4,376	534
	PetSmart Inc.	9,291	518
	Advance Auto Parts Inc.	6,029	515
	Tractor Supply Co.	5,910	505
	PVH Corp.	5,622	478
*	LKQ Corp.	12,197	389
*	Panera Bread Co. Class A	2,466	381
	Polaris Industries Inc.	5,747	380
	Foot Locker Inc.	12,735	371
	Dick’s Sporting Goods Inc.	8,042	360
	Signet Jewelers Ltd.	7,236	339
	Williams-Sonoma Inc.	8,625	333
*	Mohawk Industries Inc.	4,753	302
	Tupperware Brands Corp.	4,771	299
*	Toll Brothers Inc.	12,248	287
*	NVR Inc.	414	287
	Gentex Corp.	11,947	283
*	Under Armour Inc. Class A	3,051	272
*	Deckers Outdoor Corp.	3,209	240
	American Eagle
	Outfitters Inc.	16,097	234
*	Hanesbrands Inc.	8,104	233
	Sotheby’s	5,635	222
*	AMC Networks Inc. Class A	4,795	218
*	Ascena Retail Group Inc.	5,611	217
	Service Corp. International	19,018	216
	Chico’s FAS Inc.	13,994	210
*	Carter’s Inc.	4,235	206
*	Warnaco Group Inc.	3,377	198
	Guess? Inc.	5,574	193
	Brinker International Inc.	6,717	185
	John Wiley & Sons Inc.
	Class A	3,964	180
	Aaron’s Inc.	6,302	176
*	Life Time Fitness Inc.	3,534	175
	Rent-A-Center Inc.	4,902	174

*	Lamar Advertising Co.
	Class A	4,888	160
*	Bally Technologies Inc.	3,618	155
*	Saks Inc.	13,292	155
*	Cheesecake Factory Inc.	4,544	135
	Wendy’s Co.	24,610	125
	HSN Inc.	3,342	124
*	Aeropostale Inc.	6,719	121
	Thor Industries Inc.	3,637	118
*	ITT Educational Services Inc.	1,660	114
*	ANN Inc.	4,358	104
*	DreamWorks Animation
	SKG Inc. Class A	5,930	102
	Meredith Corp.	3,108	102
*	WMS Industries Inc.	4,640	102
	Strayer Education Inc.	967	100
*	Valassis Communications Inc.	3,725	93
*	Collective Brands Inc.	5,042	91
	Bob Evans Farms Inc.	2,449	90
	Regis Corp.	4,805	83
*	Office Depot Inc.	23,349	77
	MDC Holdings Inc.	3,122	77
	Matthews International
	Corp. Class A	2,368	73
	KB Home	5,979	68
*	New York Times Co. Class A	10,065	66
	Scholastic Corp.	2,105	64
	International
	Speedway Corp. Class A	2,358	59
	RadioShack Corp.	8,311	59
*	Scientific Games Corp.
	Class A	4,803	50
	American Greetings Corp.
	Class A	3,322	50
*	Barnes & Noble Inc.	3,408	45
			12,872
Consumer Staples (4.2%)
*	Monster Beverage Corp.	12,616	721
*	Green Mountain Coffee
	Roasters Inc.	10,813	703

10

S&P Mid-Cap 400 Index Fund

			Market
			Value
		Shares	($000)
	Church & Dwight Co. Inc.	11,907	568
*	Energizer Holdings Inc.	5,568	426
	Corn Products
	International Inc.	6,306	362
*	Ralcorp Holdings Inc.	4,587	342
*	Smithfield Foods Inc.	13,587	318
	Flowers Foods Inc.	9,418	180
	Ruddick Corp.	4,112	168
	Lancaster Colony Corp.	1,654	108
	Universal Corp.	1,935	89
*	Post Holdings Inc.	2,298	72
	Tootsie Roll Industries Inc.	2,054	48
			4,105
Energy (7.0%)
	Cimarex Energy Co.	7,136	576
	HollyFrontier Corp.	17,320	565
*	Plains Exploration &
	Production Co.	11,737	517
	Oceaneering International Inc.	8,997	488
	Southern Union Co.	10,382	456
	SM Energy Co.	5,326	419
*	Superior Energy Services Inc.	12,889	378
*	Oil States International Inc.	4,266	347
*	Dresser-Rand Group Inc.	6,265	329
	Energen Corp.	6,003	320
	Tidewater Inc.	4,318	257
	Patterson-UTI Energy Inc.	12,823	249
	World Fuel Services Corp.	5,925	247
	Arch Coal Inc.	17,589	239
*	Atwood Oceanics Inc.	4,713	224
*	Dril-Quip Inc.	2,875	201
*	Helix Energy
	Solutions Group Inc.	8,803	169
*	Unit Corp.	3,456	164
	CARBO Ceramics Inc.	1,653	152
*	Northern Oil and Gas Inc.	5,254	125
*	Forest Oil Corp.	9,304	120
*	Bill Barrett Corp.	3,895	114
*	Quicksilver Resources Inc.	9,985	55
*	Patriot Coal Corp.	7,607	55
			6,766
Financials (20.2%)
	Macerich Co.	10,984	593
	SL Green Realty Corp.	7,171	545
	Federal Realty
	Investment Trust	5,285	504
	New York Community
	Bancorp Inc.	36,407	474
*	Affiliated Managers
	Group Inc.	4,432	471
	UDR Inc.	18,232	456
	Rayonier Inc.	10,061	448
	Realty Income Corp.	11,085	409
	Camden Property Trust	6,417	398

	Essex Property Trust Inc.	2,842	398
	Everest Re Group Ltd.	4,468	392
	Alexandria Real Estate
	Equities Inc.	5,155	370
*	MSCI Inc. Class A	10,031	355
	Reinsurance Group of
	America Inc. Class A	6,102	352
	Taubman Centers Inc.	4,823	333
	WR Berkley Corp.	9,248	331
	Liberty Property Trust	9,663	328
	Raymond James Financial Inc.	9,146	323
	Arthur J Gallagher & Co.	9,429	322
	Regency Centers Corp.	7,487	320
	Fidelity National
	Financial Inc. Class A	18,250	315
	BRE Properties Inc.	6,271	304
	Jones Lang LaSalle Inc.	3,616	294
	Duke Realty Corp.	21,060	292
	Transatlantic Holdings Inc.	4,780	290
	Senior Housing
	Properties Trust	13,530	290
	HCC Insurance Holdings Inc.	9,467	289
	Cullen/Frost Bankers Inc.	5,096	288
	First Niagara Financial
	Group Inc.	28,929	277
	Eaton Vance Corp.	9,561	275
	East West Bancorp Inc.	12,412	275
	Commerce Bancshares Inc.	6,584	254
	Hospitality Properties Trust	10,272	254
	Weingarten Realty Investors	10,042	250
	American Campus
	Communities Inc.	5,889	242
	SEI Investments Co.	12,182	241
	American Financial Group Inc.	6,421	240
	Hancock Holding Co.	7,062	240
	Home Properties Inc.	4,010	231
	Old Republic
	International Corp.	21,232	231
	National Retail
	Properties Inc.	8,584	229
*	Signature Bank	3,850	229
	Brown & Brown Inc.	9,651	228
	Waddell & Reed
	Financial Inc. Class A	7,115	225
*	SVB Financial Group	3,615	214
	Mack-Cali Realty Corp.	7,268	208
	Jefferies Group Inc.	12,163	203
	CBOE Holdings Inc.	7,211	199
	Valley National Bancorp	15,557	195
	Highwoods Properties Inc.	6,055	194
	Protective Life Corp.	6,909	192
	Associated Banc-Corp	14,477	192
	City National Corp.	3,905	184
	Bank of Hawaii Corp.	3,876	178

11

S&P Mid-Cap 400 Index Fund

			Market
			Value
		Shares	($000)
	Omega Healthcare
	Investors Inc.	8,563	174
	Prosperity Bancshares Inc.	3,914	171
	Fulton Financial Corp.	16,696	164
	Aspen Insurance
	Holdings Ltd.	5,893	156
	Hanover Insurance Group Inc.	3,734	152
	Corporate Office
	Properties Trust	5,989	147
	StanCorp Financial Group Inc.	3,677	146
	FirstMerit Corp.	9,090	146
	Washington Federal Inc.	8,945	145
	TCF Financial Corp.	13,118	141
	Synovus Financial Corp.	65,369	139
	Janus Capital Group Inc.	15,529	137
	First American Financial Corp.	8,773	135
	Webster Financial Corp.	6,137	134
	Mercury General Corp.	3,013	129
	Trustmark Corp.	5,334	126
	Kemper Corp.	4,176	119
	Apollo Investment Corp.	16,452	115
	Westamerica Bancorporation	2,369	112
	Cathay General Bancorp	6,548	107
	Greenhill & Co. Inc.	2,406	106
	Potlatch Corp.	3,344	103
	Equity One Inc.	4,964	94
	International Bancshares Corp.	4,425	84
	BancorpSouth Inc.	6,728	80
	Astoria Financial Corp.	6,973	61
			19,687
Health Care (10.3%)
*	Vertex Pharmaceuticals Inc.	17,364	676
*	Regeneron
	Pharmaceuticals Inc.	6,320	662
*	Henry Schein Inc.	7,521	557
*	Mettler-Toledo
	International Inc.	2,629	474
*	Hologic Inc.	21,900	454
*	IDEXX Laboratories Inc.	4,673	401
*	Endo Pharmaceuticals
	Holdings Inc.	9,728	361
*	ResMed Inc.	12,238	359
	Universal Health
	Services Inc. Class B	8,037	358
	Omnicare Inc.	9,512	335
	Cooper Cos. Inc.	3,972	316
*	Allscripts Healthcare
	Solutions Inc.	15,785	305
*	Mednax Inc.	4,073	303
*	AMERIGROUP Corp.	3,980	270
*	Gen-Probe Inc.	3,869	264
*	Health Net Inc.	6,903	260
*	Catalyst Health Solutions Inc.	4,171	259
*	WellCare Health Plans Inc.	3,552	241
*	Covance Inc.	5,049	241

*	HMS Holdings Corp.	7,062	228
	Techne Corp.	3,087	221
*	United Therapeutics Corp.	4,330	207
	Teleflex Inc.	3,387	201
	Lincare Holdings Inc.	7,387	198
*	Community Health
	Systems Inc.	7,537	190
	Medicis Pharmaceutical
	Corp. Class A	5,264	184
	Hill-Rom Holdings Inc.	5,150	175
*	Thoratec Corp.	4,988	172
*	Bio-Rad Laboratories Inc.
	Class A	1,643	167
*	VCA Antech Inc.	7,237	159
	Owens & Minor Inc.	5,294	159
*	LifePoint Hospitals Inc.	4,008	156
*	Health Management
	Associates Inc. Class A	21,145	156
	STERIS Corp.	4,823	151
*	Charles River Laboratories
	International Inc.	4,114	144
*	Masimo Corp.	4,996	109
			10,073
Industrials (16.9%)
*	Kansas City Southern	9,144	636
	AMETEK Inc.	13,329	634
	Donaldson Co. Inc.	6,201	455
	KBR Inc.	12,388	450
*	AGCO Corp.	8,088	418
*	BE Aerospace Inc.	8,583	393
	JB Hunt Transport
	Services Inc.	7,480	383
	Hubbell Inc. Class B	4,904	369
	Timken Co.	6,993	366
	Waste Connections Inc.	10,309	335
	Lincoln Electric Holdings Inc.	6,978	322
*	Kirby Corp.	4,636	318
	Pentair Inc.	8,208	316
*	Thomas & Betts Corp.	4,331	313
	SPX Corp.	4,245	311
	Kennametal Inc.	6,617	305
	MSC Industrial Direct Co.
	Inc. Class A	3,810	303
	Wabtec Corp.	3,994	299
	Manpower Inc.	6,795	293
	IDEX Corp.	6,947	290
*	URS Corp.	6,629	289
	Gardner Denver Inc.	4,213	289
	Towers Watson & Co.
	Class A	4,290	274
	Nordson Corp.	4,972	273
*	Clean Harbors Inc.	3,932	264
	Graco Inc.	4,977	255
*	Fortune Brands Home &
	Security Inc.	12,956	251

12

S&P Mid-Cap 400 Index Fund

			Market
			Value
		Shares	($000)
	Carlisle Cos. Inc.	5,089	248
	Regal-Beloit Corp.	3,462	234
	Trinity Industries Inc.	6,684	232
*	Terex Corp.	9,120	232
	Triumph Group Inc.	3,601	230
*	AECOM Technology Corp.	9,619	225
*	Copart Inc.	4,449	222
	Woodward Inc.	4,987	218
	Acuity Brands Inc.	3,509	218
*	United Rentals Inc.	5,225	218
	Landstar System Inc.	3,912	212
	CLARCOR Inc.	4,190	211
*	Corrections Corp. of America	8,300	208
	Valmont Industries Inc.	1,865	207
*	Alaska Air Group Inc.	2,962	203
	Crane Co.	4,076	198
	ITT Corp.	7,740	193
*	Oshkosh Corp.	7,627	178
	GATX Corp.	3,889	169
	Watsco Inc.	2,369	169
	Lennox International Inc.	4,303	168
*	Esterline Technologies Corp.	2,555	166
	Alliant Techsystems Inc.	2,751	165
	Exelis Inc.	15,406	162
	Alexander & Baldwin Inc.	3,479	161
*	Shaw Group Inc.	5,438	157
	Harsco Corp.	6,737	150
*	Huntington Ingalls
	Industries Inc.	4,075	146
	UTi Worldwide Inc.	8,543	138
	Con-way Inc.	4,624	137
*	FTI Consulting Inc.	3,409	137
*	General Cable Corp.	4,342	135
	Corporate Executive
	Board Co.	2,771	115
	Rollins Inc.	5,356	109
	Deluxe Corp.	4,230	104
	Herman Miller Inc.	4,845	102
	Brink’s Co.	3,896	98
	Mine Safety Appliances Co.	2,563	95
	HNI Corp.	3,734	94
	Werner Enterprises Inc.	3,699	90
*	JetBlue Airways Corp.	17,009	87
	Granite Construction Inc.	2,898	83
*	Korn/Ferry International	3,974	63
			16,491
Information Technology (16.2%)
*	Equinix Inc.	3,946	553
*	Trimble Navigation Ltd.	10,266	516
*	Alliance Data Systems Corp.	4,159	505
*	ANSYS Inc.	7,690	486
*	Rackspace Hosting Inc.	8,617	450
*	Avnet Inc.	12,348	441
*	Informatica Corp.	8,849	435
*	Skyworks Solutions Inc.	15,645	422

*	VeriFone Systems Inc.	8,759	419
*	Lam Research Corp.	9,949	415
*	Atmel Corp.	38,496	389
*	TIBCO Software Inc.	13,422	389
*	Arrow Electronics Inc.	9,305	374
*	Riverbed Technology Inc.	12,898	367
*	Synopsys Inc.	11,924	363
*	MICROS Systems Inc.	6,673	347
	Global Payments Inc.	6,522	337
	Factset Research
	Systems Inc.	3,761	329
*	Rovi Corp.	9,161	325
*	Gartner Inc.	7,902	318
*	Polycom Inc.	14,751	305
*	Cree Inc.	9,602	291
*	NCR Corp.	13,096	284
	Solera Holdings Inc.	5,904	283
*	Cadence Design
	Systems Inc.	22,679	267
*	Parametric Technology Corp.	9,723	260
	Broadridge Financial
	Solutions Inc.	10,327	251
*	Ingram Micro Inc.	12,748	244
	Jack Henry & Associates Inc.	7,196	243
*	Concur Technologies Inc.	3,862	228
	Cypress Semiconductor Corp.	12,913	223
	National Instruments Corp.	7,733	206
	Diebold Inc.	5,227	205
*	NeuStar Inc. Class A	5,455	191
	ADTRAN Inc.	5,284	186
*	Tech Data Corp.	3,444	184
*	Zebra Technologies Corp.	4,312	166
*	Compuware Corp.	18,150	164
*	Vishay Intertechnology Inc.	13,065	160
*	Semtech Corp.	5,532	159
*	Silicon Laboratories Inc.	3,493	157
	Lender Processing
	Services Inc.	7,044	155
*	Fairchild Semiconductor
	International Inc. Class A	10,508	153
*	Itron Inc.	3,401	151
	DST Systems Inc.	2,796	148
*	AOL Inc.	8,099	145
*	QLogic Corp.	8,373	144
*	ValueClick Inc.	6,871	143
*	CoreLogic Inc.	8,861	136
	Plantronics Inc.	3,621	135
*	International Rectifier Corp.	5,737	129
*	Convergys Corp.	9,998	129
*	ACI Worldwide Inc.	3,266	123
*	Ciena Corp.	8,065	120
	Fair Isaac Corp.	2,970	120
	Tellabs Inc.	30,322	120
	Intersil Corp. Class A	10,507	119
*	Mentor Graphics Corp.	7,765	118

13

S&P Mid-Cap 400 Index Fund

			Market
			Value
		Shares	($000)
*	RF Micro Devices Inc.	23,105	110
*	Quest Software Inc.	4,703	94
*	Acxiom Corp.	6,516	91
*	Integrated Device
	Technology Inc.	11,826	82
*	MEMC Electronic
	Materials Inc.	19,185	75
*	Monster Worldwide Inc.	10,724	74
*	Advent Software Inc.	2,665	69
	Mantech International Corp.
	Class A	1,930	65
			15,785
Materials (6.4%)
	Albemarle Corp.	7,388	491
	Rock-Tenn Co. Class A	5,868	414
	Ashland Inc.	6,500	413
	Valspar Corp.	7,783	361
	Reliance Steel &
	Aluminum Co.	6,237	335
	Martin Marietta Materials Inc.	3,805	327
	Domtar Corp.	3,031	290
	Aptargroup Inc.	5,493	290
	Sonoco Products Co.	8,311	273
	Steel Dynamics Inc.	18,211	270
	RPM International Inc.	10,911	260
	Cytec Industries Inc.	4,117	245
	Packaging Corp. of America	8,152	242
	Cabot Corp.	5,330	216
	Compass Minerals
	International Inc.	2,746	198
	Carpenter Technology Corp.	3,686	189
	Silgan Holdings Inc.	4,136	176
	Scotts Miracle-Gro Co.
	Class A	3,611	169
	NewMarket Corp.	880	160
	Sensient Technologies Corp.	4,168	154
	Olin Corp.	6,692	141
	Greif Inc. Class A	2,559	131
	Commercial Metals Co.	9,611	128
*	Intrepid Potash Inc.	4,379	111
	Minerals Technologies Inc.	1,463	94
*	Louisiana-Pacific Corp.	11,345	93
	Worthington Industries Inc.	4,467	75
			6,246
Telecommunication Services (0.5%)
*	tw telecom inc Class A	12,437	269
*	Telephone & Data
	Systems Inc.	8,039	203
			472

Utilities (5.1%)
OGE Energy Corp.	8,159	428
NSTAR	8,620	404
Alliant Energy Corp.	9,241	394
National Fuel Gas Co.	6,893	347
MDU Resources Group Inc.	15,708	341
NV Energy Inc.	19,633	308
Questar Corp.	14,770	284
UGI Corp.	9,614	272
Westar Energy Inc.	9,758	268
Aqua America Inc.	11,516	256
Atmos Energy Corp.	7,509	231
Great Plains Energy Inc.	11,275	223
Hawaiian Electric
Industries Inc.	8,006	201
Vectren Corp.	6,828	199
Cleco Corp.	5,061	195
WGL Holdings Inc.	4,292	175
IDACORP Inc.	4,154	168
PNM Resources Inc.	6,629	119
Black Hills Corp.	3,284	108
		4,921
Total Common Stocks
(Cost $92,019)		97,418
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity
Fund, 0.111% (Cost $41)	41,000	41
Total Investments (100.0%)
(Cost $92,060)		97,459
Other Assets and Liabilities (0.0%)
Other Assets		103
Liabilities		(147)
		(44)
Net Assets (100%)		97,415

14

S&P Mid-Cap 400 Index Fund

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	94,243
Undistributed Net Investment Income	61
Accumulated Net Realized Losses	(2,288)
Unrealized Appreciation (Depreciation)	5,399
Net Assets	97,415

Institutional Shares—Net Assets
Applicable to 474,012 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	61,599
Net Asset Value Per Share—
Institutional Shares	$129.95

ETF Shares—Net Assets
Applicable to 550,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	35,816
Net Asset Value Per Share—
ETF Shares	$65.12

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

15

S&P Mid-Cap 400 Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	558
Interest[1]	1
Total Income	559
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	7
Management and Administrative—ETF Shares	15
Custodian Fees	20
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	43
Net Investment Income	516
Realized Net Gain (Loss) on Investment Securities Sold	969
Change in Unrealized Appreciation (Depreciation) of Investment Securities	8,830
Net Increase (Decrease) in Net Assets Resulting from Operations	10,315
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

S&P Mid-Cap 400 Index Fund

Statement of Changes in Net Assets

		September 7,
	Six Months Ended	2010[1] to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	516	287
Realized Net Gain (Loss)	969	(1,007)
Change in Unrealized Appreciation (Depreciation)	8,830	(3,431)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,315	(4,151)
Distributions
Net Investment Income
Institutional Shares	(478)	—
ETF Shares	(214)	(27)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(692)	(27)
Capital Share Transactions
Institutional Shares	15,088	42,228
ETF Shares	996	33,658
Net Increase (Decrease) from Capital Share Transactions	16,084	75,886
Total Increase (Decrease)	25,707	71,708
Net Assets
Beginning of Period	71,708	—
End of Period[2]	97,415	71,708
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $61,000 and $237,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

S&P Mid-Cap 400 Index Fund

Financial Highlights

Institutional Shares
	Six Months	March 28,
	Ended	2011[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$116.52	$128.01
Investment Operations
Net Investment Income	.706	.240
Net Realized and Unrealized Gain (Loss) on Investments	13.743	(11.730)
Total from Investment Operations	14.449	(11.490)
Distributions
Dividends from Net Investment Income	(1.019)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.019)	—
Net Asset Value, End of Period	$129.95	$116.52

Total Return	12.50%	-8.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$62	$40
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.31%	1.28%[2]
Portfolio Turnover Rate[3]	18%	26%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception—See Notes to Financial Statements.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

S&P Mid-Cap 400 Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 7,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$58.37	$49.95
Investment Operations
Net Investment Income	.327	.383
Net Realized and Unrealized Gain (Loss) on Investments	6.898	8.217
Total from Investment Operations	7.225	8.600
Distributions
Dividends from Net Investment Income	(.475)	(.180)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.475)	(.180)
Net Asset Value, End of Period	$65.12	$58.37

Total Return	12.47%	17.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36	$32
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.24%	1.21%[2]
Portfolio Turnover Rate[3]	18%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception—See Notes to Financial Statements.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

S&P Mid-Cap 400 Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 15, 2010; the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on March 28, 2011. The Financial Highlights included in these financial statements are based on the activity of the Institutional Shares since March 28, 2011. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $14,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

20

S&P Mid-Cap 400 Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $1,816,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending August, 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

During the six months ended February 29, 2012, the fund realized $1,438,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

At February 29, 2012, the cost of investment securities for tax purposes was $92,060,000. Net unrealized appreciation of investment securities for tax purposes was $5,399,000, consisting of unrealized gains of $8,209,000 on securities that had risen in value since their purchase and $2,810,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2012, the fund purchased $44,988,000 of investment securities and sold $28,719,000 of investment securities, other than temporary cash investments.

21

S&P Mid-Cap 400 Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	17,386	153	42,839	345
Issued in Lieu of Cash Distributions	387	3	—	—
Redeemed	(2,685)	(22)	(611)	(5)
Net Increase (Decrease)—Institutional Shares	15,088	134	42,228	340
ETF Shares
Issued	23,718	400	39,233	650
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(22,722)	(400)	(5,575)	(100)
Net Increase (Decrease)—ETF Shares	996	—	33,658	550
1 Inception was September 7, 2010, for ETF Shares. Institutional Shares were first issued on December 15, 2010; the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on March 28, 2011. The table reflects all Institutional Shares transactions beginning December 15, 2010.

G. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

S&P Mid-Cap 400 Value Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VMFVX	IVOV
Expense Ratio[1]	0.12%	0.24%
30-Day SEC Yield	1.80%	1.68%

Portfolio Characteristics
		S&P	DJ
		MidCap	U.S. Total
		400 Value	Market
	Fund	Index	Index
Number of Stocks	299	299	3,733
Median Market Cap	$3.1B	$3.1B	$33.9B
Price/Earnings Ratio	18.8x	18.8x	16.5x
Price/Book Ratio	1.5x	1.5x	2.2x
Return on Equity	10.2%	10.2%	18.2%
Earnings Growth Rate	-1.5%	-1.5%	7.6%
Dividend Yield	1.9%	1.9%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	37%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		S&P	DJ
		MidCap	U.S. Total
		400 Value	Market
	Fund	Index	Index
Consumer
Discretionary	11.9%	11.9%	11.9%
Consumer Staples	2.4	2.4	9.4
Energy	6.5	6.5	11.2
Financials	28.0	28.0	15.4
Health Care	5.8	5.8	11.4
Industrials	17.6	17.6	11.2
Information
Technology	12.3	12.3	19.4
Materials	7.5	7.5	4.1
Telecommunication
Services	0.7	0.7	2.5
Utilities	7.3	7.3	3.5

Ten Largest Holdings (% of total net assets)
HollyFrontier Corp.	Oil & Gas Refining
	& Marketing	1.2%
New York Community	Thrifts & Mortgage
Bancorp Inc.	Finance	1.0
KBR Inc.	Construction &
	Engineering	1.0
Avnet Inc.	Technology
	Distributors	0.9
AGCO Corp.	Construction &
	Farm Machinery &
	Heavy Trucks	0.9
Ashland Inc.	Specialty Chemicals	0.9
Everest Re Group Ltd.	Reinsurance	0.8
Arrow Electronics Inc.	Technology
	Distributors	0.8
Foot Locker Inc.	Apparel Retail	0.8
Timken Co.	Industrial
	Machinery	0.8
Top Ten		9.1%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 27, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.08% for Institutional Shares and 0.20% for ETF Shares.

23

S&P Mid-Cap 400 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 29, 2012

Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	11/2/2010	-2.52%	4.51%
ETF Shares	9/7/2010
Market Price		-3.23	11.55
Net Asset Value		-2.65	11.60

See Financial Highlights for dividend and capital gains information.

24

S&P Mid-Cap 400 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.9%)
	Foot Locker Inc.	14,105	411
*	Mohawk Industries Inc.	5,264	334
*	Toll Brothers Inc.	13,563	318
*	NVR Inc.	459	318
	American Eagle
	Outfitters Inc.	17,867	260
*	Hanesbrands Inc.	8,961	257
	Service Corp. International	21,026	238
	Chico’s FAS Inc.	15,465	232
	Brinker International Inc.	7,424	205
	Rent-A-Center Inc.	5,419	192
	Williams-Sonoma Inc.	4,590	177
	Signet Jewelers Ltd.	3,768	177
*	Saks Inc.	14,746	172
	Sotheby’s	3,801	150
*	AMC Networks Inc. Class A	3,235	147
	Wendy’s Co.	27,278	138
	Thor Industries Inc.	4,047	132
	Dick’s Sporting Goods Inc.	2,575	115
*	ANN Inc.	4,814	115
*	WMS Industries Inc.	5,145	113
*	DreamWorks Animation
	SKG Inc. Class A	6,555	113
	Meredith Corp.	3,431	113
*	Valassis Communications Inc.	4,115	103
*	Collective Brands Inc.	5,570	100
	Bob Evans Farms Inc.	2,704	100
*	Lamar Advertising Co.
	Class A	2,918	95
	Regis Corp.	5,308	92
*	Ascena Retail Group Inc.	2,229	86
*	Office Depot Inc.	25,876	85
	MDC Holdings Inc.	3,460	85
	Aaron’s Inc.	2,988	84
	KB Home	6,662	76
*	Bally Technologies Inc.	1,755	75
*	New York Times Co.
	Class A	11,125	73

	Scholastic Corp.	2,333	71
	Guess? Inc.	2,034	71
	HSN Inc.	1,853	69
	International Speedway
	Corp. Class A	2,613	66
	RadioShack Corp.	9,212	65
	John Wiley & Sons Inc.
	Class A	1,228	56
	American Greetings Corp.
	Class A	3,670	55
*	Aeropostale Inc.	2,811	51
*	Barnes & Noble Inc.	3,781	50
*	Cheesecake Factory Inc.	1,614	48
	Matthews International
	Corp. Class A	1,276	40
*	Scientific Games Corp.
	Class A	3,509	37
			6,160
Consumer Staples (2.4%)
*	Smithfield Foods Inc.	15,062	353
*	Ralcorp Holdings Inc.	2,797	209
*	Energizer Holdings Inc.	2,715	208
	Ruddick Corp.	4,545	186
	Universal Corp.	2,136	98
	Flowers Foods Inc.	5,084	97
*	Post Holdings Inc.	1,394	43
	Tootsie Roll Industries Inc.	1,159	27
			1,221
Energy (6.5%)
	HollyFrontier Corp.	19,183	626
*	Plains Exploration &
	Production Co.	8,452	373
	Tidewater Inc.	4,786	285
	Patterson-UTI Energy Inc.	14,232	276
	World Fuel Services Corp.	6,561	273
	Arch Coal Inc.	19,515	265
*	Superior Energy Services Inc.	8,993	264
	Southern Union Co.	5,177	227
*	Unit Corp.	3,820	182

25

S&P Mid-Cap 400 Value Index Fund

			Market
			Value
		Shares	($000)
*	Helix Energy Solutions
	Group Inc.	7,199	139
*	Forest Oil Corp.	10,316	133
	Energen Corp.	1,989	106
*	Atwood Oceanics Inc.	1,617	77
*	Quicksilver Resources Inc.	11,069	61
*	Patriot Coal Corp.	8,432	61
			3,348
Financials (28.0%)
	New York Community
	Bancorp Inc.	40,333	525
	Everest Re Group Ltd.	4,953	435
	Reinsurance Group of
	America Inc. Class A	6,757	390
	WR Berkley Corp.	10,241	366
	Raymond James
	Financial Inc.	10,131	358
	Fidelity National
	Financial Inc. Class A	20,211	349
	Macerich Co.	6,084	328
	Jones Lang LaSalle Inc.	4,009	326
	Duke Realty Corp.	23,323	324
	Transatlantic Holdings Inc.	5,298	321
	HCC Insurance Holdings Inc.	10,483	320
	First Niagara Financial
	Group Inc.	32,076	307
	East West Bancorp Inc.	13,745	304
	SL Green Realty Corp.	3,814	290
	Hospitality Properties Trust	11,391	282
	Weingarten Realty Investors	11,144	277
	American Financial Group Inc.	7,102	266
	Hancock Holding Co.	7,812	265
*	Affiliated Managers
	Group Inc.	2,456	261
	Old Republic
	International Corp.	23,565	256
	UDR Inc.	9,696	243
	Mack-Cali Realty Corp.	8,037	230
	Jefferies Group Inc.	13,446	225
	Liberty Property Trust	6,421	218
	Valley National Bancorp	17,261	216
	Protective Life Corp.	7,638	212
	Associated Banc-Corp	16,002	212
	City National Corp.	4,317	203
	Regency Centers Corp.	4,395	188
	Alexandria Real Estate
	Equities Inc.	2,572	184
	Fulton Financial Corp.	18,447	181
	Realty Income Corp.	4,792	177
	Senior Housing
	Properties Trust	8,250	177
	SEI Investments Co.	8,924	176
	Aspen Insurance
	Holdings Ltd.	6,512	173
	Hanover Insurance Group Inc.	4,139	169
	Arthur J Gallagher & Co.	4,909	167

	Commerce Bancshares Inc.	4,234	163
	Corporate Office
	Properties Trust	6,640	163
	StanCorp Financial
	Group Inc.	4,076	162
	FirstMerit Corp.	10,076	162
	Washington Federal Inc.	9,926	161
	TCF Financial Corp.	14,542	157
	Rayonier Inc.	3,457	154
	Synovus Financial Corp.	72,429	154
	Brown & Brown Inc.	6,427	152
	Janus Capital Group Inc.	17,210	152
	First American Financial Corp.	9,726	150
	Webster Financial Corp.	6,780	148
	Mercury General Corp.	3,339	143
	Camden Property Trust	2,276	141
	Cullen/Frost Bankers Inc.	2,486	140
	Trustmark Corp.	5,914	139
	Eaton Vance Corp.	4,663	134
	Kemper Corp.	4,629	132
	National Retail Properties Inc.	4,960	132
	BRE Properties Inc.	2,709	131
	Apollo Investment Corp.	18,175	128
	Highwoods Properties Inc.	3,816	122
*	SVB Financial Group	2,041	121
	Cathay General Bancorp	7,259	119
	Omega Healthcare
	Investors Inc.	5,311	108
	Equity One Inc.	5,481	104
	Waddell & Reed
	Financial Inc. Class A	3,139	99
	Bank of Hawaii Corp.	2,136	98
	American Campus
	Communities Inc.	2,345	97
	International Bancshares Corp.	4,887	93
	BancorpSouth Inc.	7,466	88
	Prosperity Bancshares Inc.	1,856	81
	CBOE Holdings Inc.	2,636	73
	Potlatch Corp.	2,225	69
	Greenhill & Co. Inc.	1,547	68
	Astoria Financial Corp.	7,729	68
	Westamerica Bancorporation	965	46
			14,453
Health Care (5.8%)
	Omnicare Inc.	10,544	371
*	Vertex Pharmaceuticals Inc.	9,040	352
*	Health Net Inc.	7,651	289
*	WellCare Health Plans Inc.	3,947	268
*	Hologic Inc.	10,434	216
*	Community Health
	Systems Inc.	8,354	211
*	VCA Antech Inc.	7,997	176
	Owens & Minor Inc.	5,850	175
*	LifePoint Hospitals Inc.	4,442	173
*	Health Management
	Associates Inc. Class A	23,436	173

26

S&P Mid-Cap 400 Value Index Fund

			Market
			Value
		Shares	($000)
	Universal Health
	Services Inc. Class B	3,206	143
	Lincare Holdings Inc.	3,421	92
	Hill-Rom Holdings Inc.	2,668	91
*	Charles River Laboratories
	International Inc.	2,456	86
	STERIS Corp.	2,614	82
	Teleflex Inc.	1,203	71
*	Masimo Corp.	1,593	35
			3,004
Industrials (17.6%)
	KBR Inc.	13,726	499
*	AGCO Corp.	8,962	463
	Timken Co.	7,744	406
	Kennametal Inc.	7,328	338
	Manpower Inc.	7,524	324
*	URS Corp.	7,342	320
	Trinity Industries Inc.	7,390	257
*	Terex Corp.	10,117	257
*	AECOM Technology Corp.	10,638	248
*	Kansas City Southern	3,546	247
*	Corrections Corp. of America	9,177	230
	ITT Corp.	8,554	213
	Pentair Inc.	5,364	207
*	Oshkosh Corp.	8,432	197
	Lennox International Inc.	4,756	186
*	Fortune Brands Home &
	Security Inc.	9,471	183
	Exelis Inc.	17,023	179
	Alexander & Baldwin Inc.	3,846	179
*	Shaw Group Inc.	6,009	174
	Lincoln Electric Holdings Inc.	3,710	171
*	BE Aerospace Inc.	3,710	170
	Harsco Corp.	7,444	165
*	Huntington Ingalls
	Industries Inc.	4,502	162
	SPX Corp.	2,165	158
	UTi Worldwide Inc.	9,482	153
	Con-way Inc.	5,127	152
	Carlisle Cos. Inc.	3,096	151
*	General Cable Corp.	4,814	149
*	United Rentals Inc.	3,525	147
	IDEX Corp.	2,925	122
	Deluxe Corp.	4,688	116
	Waste Connections Inc.	3,540	115
	Regal-Beloit Corp.	1,680	113
	Herman Miller Inc.	5,353	112
	Brink’s Co.	4,305	109
	Hubbell Inc. Class B	1,409	106
	Acuity Brands Inc.	1,702	106
	HNI Corp.	4,121	104
*	Thomas & Betts Corp.	1,436	104
	Graco Inc.	1,976	101
	Werner Enterprises Inc.	4,084	99
	GATX Corp.	2,228	97
*	JetBlue Airways Corp.	18,783	96

	Granite Construction Inc.	3,201	92
*	Kirby Corp.	1,331	91
	Alliant Techsystems Inc.	1,485	89
*	Esterline Technologies Corp.	1,323	86
	Nordson Corp.	1,537	84
	Towers Watson & Co.
	Class A	1,189	76
*	Korn/Ferry International	4,403	70
	CLARCOR Inc.	1,298	66
	Landstar System Inc.	1,169	63
	Crane Co.	1,173	57
	Corporate Executive
	Board Co.	1,352	56
	Mine Safety Appliances Co.	1,478	54
	Rollins Inc.	2,083	42
			9,111
Information Technology (12.3%)
*	Avnet Inc.	13,681	489
*	Arrow Electronics Inc.	10,303	414
*	NCR Corp.	14,515	315
*	Ingram Micro Inc.	14,146	271
*	Atmel Corp.	24,317	246
	Diebold Inc.	5,777	226
*	Tech Data Corp.	3,807	204
*	Synopsys Inc.	6,476	197
*	Cadence Design
	Systems Inc.	16,577	195
*	Compuware Corp.	20,142	181
*	Vishay Intertechnology Inc.	14,496	178
*	Fairchild Semiconductor
	International Inc. Class A	11,660	170
*	Itron Inc.	3,757	167
	Cypress Semiconductor Corp.	9,570	165
	DST Systems Inc.	3,090	164
*	AOL Inc.	8,978	161
	Broadridge Financial
	Solutions Inc.	6,411	156
*	Skyworks Solutions Inc.	5,719	154
*	Parametric Technology Corp.	5,712	153
*	CoreLogic Inc.	9,823	151
*	International Rectifier Corp.	6,369	143
*	Convergys Corp.	11,083	143
*	Polycom Inc.	6,536	135
	Tellabs Inc.	33,662	133
	Intersil Corp. Class A	11,661	132
*	Mentor Graphics Corp.	8,613	131
*	RF Micro Devices Inc.	25,638	122
*	ValueClick Inc.	4,862	101
*	Acxiom Corp.	7,196	101
*	Integrated Device
	Technology Inc.	13,069	90
	National Instruments Corp.	3,326	88
*	Cree Inc.	2,875	87
*	MEMC Electronic
	Materials Inc.	21,185	83
*	Monster Worldwide Inc.	11,854	82

27

S&P Mid-Cap 400 Value Index Fund

			Market
			Value
		Shares	($000)
	Plantronics Inc.	2,162	81
	Lender Processing
	Services Inc.	3,349	74
*	QLogic Corp.	4,271	73
*	Ciena Corp.	4,202	63
	Fair Isaac Corp.	1,318	53
*	Quest Software Inc.	2,277	46
	Mantech International Corp.
	Class A	976	33
			6,351
Materials (7.5%)
	Ashland Inc.	7,203	458
	Reliance Steel &
	Aluminum Co.	6,914	371
	Sonoco Products Co.	9,220	303
	Steel Dynamics Inc.	20,167	299
	RPM International Inc.	12,084	288
	Cytec Industries Inc.	4,573	272
	Cabot Corp.	5,894	239
	Valspar Corp.	4,999	232
	Martin Marietta Materials Inc.	2,023	174
	Olin Corp.	7,394	156
	Domtar Corp.	1,614	155
	Packaging Corp. of America	5,140	152
	Greif Inc. Class A	2,838	145
	Commercial Metals Co.	10,657	142
*	Louisiana-Pacific Corp.	12,527	102
	Worthington Industries Inc.	4,934	83
	Carpenter Technology Corp.	1,463	75
	Silgan Holdings Inc.	1,738	74
	Sensient Technologies Corp.	1,982	73
	Scotts Miracle-Gro Co.
	Class A	1,318	62
	Minerals Technologies Inc.	533	34
			3,889
Telecommunication Services (0.7%)
*	Telephone & Data
	Systems Inc.	8,889	224
*	tw telecom inc Class A	5,080	110
			334
Utilities (7.3%)
	MDU Resources Group Inc.	17,409	378
	NV Energy Inc.	21,762	341
	UGI Corp.	10,647	301
	Westar Energy Inc.	10,806	297
	Atmos Energy Corp.	8,334	256
	Great Plains Energy Inc.	12,513	247
	Alliant Energy Corp.	5,425	231
	Hawaiian Electric
	Industries Inc.	8,851	222

Vectren Corp.	7,549	221
Questar Corp.	11,464	220
NSTAR	3,822	179
National Fuel Gas Co.	3,210	161
OGE Energy Corp.	2,985	157
PNM Resources Inc.	7,347	132
Aqua America Inc.	5,880	131
Cleco Corp.	2,510	97
WGL Holdings Inc.	2,364	96
IDACORP Inc.	1,923	78
Black Hills Corp.	1,422	47
		3,792
Total Investments (100.0%)
(Cost $48,079)		51,663
Other Assets and Liabilities (0.0%)
Other Assets		67
Liabilities		(77)
		(10)
Net Assets (100%)		51,653

At February 29, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		50,787
Undistributed Net Investment Income		85
Accumulated Net Realized Losses		(2,803)
Unrealized Appreciation (Depreciation)		3,584
Net Assets		51,653

Institutional Shares—Net Assets
Applicable to 313,649 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		39,152
Net Asset Value Per Share—
Institutional Shares		$124.83

ETF Shares—Net Assets
Applicable to 200,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		12,501
Net Asset Value Per Share—
ETF Shares		$62.51

See Note A in Notes to Financial Statements.
* Non-income-producing security.
See accompanying Notes, which are an integral part of the Financial Statements.

28

S&P Mid-Cap 400 Value Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	426
Total Income	426
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	6
Management and Administrative—ETF Shares	7
Custodian Fees	11
Total Expenses	24
Net Investment Income	402
Realized Net Gain (Loss) on Investment Securities Sold	(516)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	6,640
Net Increase (Decrease) in Net Assets Resulting from Operations	6,526

See accompanying Notes, which are an integral part of the Financial Statements.

29

S&P Mid-Cap 400 Value Index Fund

Statement of Changes in Net Assets

		September 7,
	Six Months Ended	2010[1] to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	402	436
Realized Net Gain (Loss)	(516)	(457)
Change in Unrealized Appreciation (Depreciation)	6,640	(3,056)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,526	(3,077)
Distributions
Net Investment Income
Institutional Shares	(535)	(46)
ETF Shares	(159)	(13)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(694)	(59)
Capital Share Transactions
Institutional Shares	(22)	37,945
ETF Shares	5,561	5,473
Net Increase (Decrease) from Capital Share Transactions	5,539	43,418
Total Increase (Decrease)	11,371	40,282
Net Assets
Beginning of Period	40,282	—
End of Period[2]	51,653	40,282
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $85,000 and $377,000.

See accompanying Notes, which are an integral part of the Financial Statements.

30

S&P Mid-Cap 400 Value Index Fund

Financial Highlights

Institutional Shares
	Six Months	Nov. 2,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$111.20	$109.35
Investment Operations
Net Investment Income	1.017[2]	1.146
Net Realized and Unrealized Gain (Loss) on Investments	14.261	1.233
Total from Investment Operations	15.278	2.379
Distributions
Dividends from Net Investment Income	(1.648)	(.529)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.648)	(.529)
Net Asset Value, End of Period	$124.83	$111.20

Total Return	13.90%	2.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39	$35
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.81%	1.94%[3]
Portfolio Turnover Rate[4]	37%	48%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

31

S&P Mid-Cap 400 Value Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 7,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$55.69	$49.86
Investment Operations
Net Investment Income	.489[2]	.746
Net Realized and Unrealized Gain (Loss) on Investments	7.126	5.340
Total from Investment Operations	7.615	6.086
Distributions
Dividends from Net Investment Income	(.795)	(.256)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.795)	(.256)
Net Asset Value, End of Period	$62.51	$55.69

Total Return	13.82%	12.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13	$6
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.69%	1.82%[3]
Portfolio Turnover Rate[4]	37%	48%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

32

S&P Mid-Cap 400 Value Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $8,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

33

S&P Mid-Cap 400 Value Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $1,272,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending August, 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

During the six months ended February 29, 2012, the fund realized $1,006,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

At February 29, 2012, the cost of investment securities for tax purposes was $48,079,000. Net unrealized appreciation of investment securities for tax purposes was $3,584,000, consisting of unrealized gains of $4,781,000 on securities that had risen in value since their purchase and $1,197,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2012, the fund purchased $26,434,000 of investment securities and sold $21,134,000 of investment securities, other than temporary cash investments.

34

S&P Mid-Cap 400 Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	1,634	15	39,075	322
Issued in Lieu of Cash Distributions	535	5	46	—
Redeemed	(2,191)	(19)	(1,176)	(10)
Net Increase (Decrease)—Institutional Shares	(22)	1	37,945	312
ETF Shares
Issued	13,970	250	13,747	250
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,409)	(150)	(8,274)	(150)
Net Increase (Decrease)—ETF Shares	5,561	100	5,473	100
1 Inception was September 7, 2010, for ETF Shares and November 2, 2010, for Institutional Shares.

At February 29, 2012, one shareholder was the record or beneficial owner of 37% of the fund’s net assets. If the shareholder were to redeem its total investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or result in the realization of taxable capital gains.

G. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

S&P Mid-Cap 400 Growth Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VMFGX	IVOG
Expense Ratio[1]	0.08%	0.20%
30-Day SEC Yield	0.90%	0.78%

Portfolio Characteristics
		S&P	DJ
		MidCap	U.S. Total
		400 Growth	Market
	Fund	Index	Index
Number of Stocks	232	232	3,733
Median Market Cap	$4.3B	$4.3B	$33.9B
Price/Earnings Ratio	22.8x	22.8x	16.5x
Price/Book Ratio	3.1x	3.1x	2.2x
Return on Equity	15.8%	15.8%	18.2%
Earnings Growth Rate 10.6%		10.6%	7.6%
Dividend Yield	1.0%	1.0%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	32%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		S&P
		MidCap	DJ
		400	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	14.4%	14.4%	11.9%
Consumer Staples	5.9	5.9	9.4
Energy	7.4	7.4	11.2
Financials	13.1	13.1	15.4
Health Care	14.5	14.5	11.4
Industrials	16.3	16.2	11.2
Information
Technology	19.8	19.8	19.4
Materials	5.4	5.4	4.1
Telecommunication
Services	0.3	0.3	2.5
Utilities	2.9	3.0	3.5

Ten Largest Holdings (% of total net assets)

Monster Beverage Corp.	Soft Drinks	1.4%
Green Mountain Coffee	Packaged Foods &
Roasters Inc.	Meats	1.4
Regeneron
Pharmaceuticals Inc.	Biotechnology	1.3
AMETEK Inc.	Electrical
	Components &
	Equipment	1.3
Cimarex Energy Co.	Oil & Gas
	Exploration &
	Production	1.1
Church & Dwight Co.	Household
Inc.	Products	1.1
Henry Schein Inc.	Health Care
	Distributors	1.1
Equinix Inc.	Internet Software &
	Services	1.1
Fossil Inc.	Apparel,
	Accessories &
	Luxury Goods	1.1
PetSmart Inc.	Specialty Stores	1.0
Top Ten		11.9%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 27, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.08% for Institutional Shares and 0.20% for ETF Shares.

36

S&P Mid-Cap 400 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 29, 2012

Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	3/28/2011[1]	—	-7.46%
ETF Shares	9/7/2010
Market Price		-1.17%	15.70
Net Asset Value		-1.15	15.70

1 Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on March 28, 2011. The total returns shown are based on the period beginning March 28, 2011.

See Financial Highlights for dividend and capital gains information.

37

S&P Mid-Cap 400 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (14.4%)
*	Fossil Inc.	4,993	609
	PetSmart Inc.	10,600	591
	Advance Auto Parts Inc.	6,879	587
	Tractor Supply Co.	6,744	576
	PVH Corp.	6,415	545
*	LKQ Corp.	13,918	443
*	Panera Bread Co. Class A	2,815	435
	Polaris Industries Inc.	6,555	433
	Tupperware Brands Corp.	5,447	342
	Gentex Corp.	13,623	322
*	Under Armour Inc. Class A	3,486	311
	Dick’s Sporting Goods Inc.	6,510	291
*	Deckers Outdoor Corp.	3,666	274
*	Carter’s Inc.	4,840	235
*	Warnaco Group Inc.	3,843	226
	Signet Jewelers Ltd.	4,373	205
*	Life Time Fitness Inc.	4,020	199
	Williams-Sonoma Inc.	5,117	198
*	Ascena Retail Group Inc.	4,097	158
	Guess? Inc.	4,260	148
	John Wiley & Sons Inc.
	Class A	3,247	147
*	ITT Educational Services Inc.	1,903	131
	Aaron’s Inc.	4,097	114
	Strayer Education Inc.	1,106	114
*	Cheesecake Factory Inc.	3,533	105
*	Bally Technologies Inc.	2,304	99
	Sotheby’s	2,499	98
*	AMC Networks Inc. Class A	2,127	97
*	Aeropostale Inc.	4,776	86
*	Lamar Advertising Co.
	Class A	2,570	84
	HSN Inc.	1,915	71
	Matthews International
	Corp. Class A	1,379	43
*	Scientific Games Corp.
	Class A	1,898	20
			8,337

Consumer Staples (5.9%)
*	Monster Beverage Corp.	14,388	823
*	Green Mountain Coffee
	Roasters Inc.	12,334	801
	Church & Dwight Co. Inc.	13,584	648
	Corn Products
	International Inc.	7,196	413
*	Energizer Holdings Inc.	3,557	272
*	Ralcorp Holdings Inc.	2,355	176
	Lancaster Colony Corp.	1,893	123
	Flowers Foods Inc.	5,477	105
*	Post Holdings Inc.	1,190	37
	Tootsie Roll Industries Inc.	1,164	27
			3,425
Energy (7.4%)
	Cimarex Energy Co.	8,142	657
	Oceaneering
	International Inc.	10,259	557
	SM Energy Co.	6,077	478
*	Oil States International Inc.	4,865	395
*	Dresser-Rand Group Inc.	7,144	375
	Southern Union Co.	6,514	286
	Energen Corp.	4,791	255
*	Dril-Quip Inc.	3,272	229
*	Plains Exploration &
	Production Co.	4,685	207
*	Atwood Oceanics Inc.	3,702	176
	CARBO Ceramics Inc.	1,886	173
*	Superior Energy Services Inc.	5,451	160
*	Northern Oil and Gas Inc.	5,996	142
*	Bill Barrett Corp.	4,445	130
*	Helix Energy Solutions
	Group Inc.	2,608	50
			4,270
Financials (13.1%)
	Federal Realty
	Investment Trust	6,029	575
	Essex Property Trust Inc.	3,240	453
*	MSCI Inc. Class A	11,449	405
	Taubman Centers Inc.	5,499	380
	Rayonier Inc.	7,920	353

38

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value
		Shares	($000)
	Macerich Co.	6,264	338
	SL Green Realty Corp.	4,253	323
	Camden Property Trust	4,978	309
	Realty Income Corp.	7,715	285
	UDR Inc.	10,815	271
*	Affiliated Managers
	Group Inc.	2,528	269
	Home Properties Inc.	4,583	264
*	Signature Bank	4,384	260
	Alexandria Real Estate
	Equities Inc.	3,235	232
	BRE Properties Inc.	4,361	211
	Arthur J Gallagher & Co.	5,697	194
	Cullen/Frost Bankers Inc.	3,256	184
	American Campus
	Communities Inc.	4,304	177
	Eaton Vance Corp.	6,104	176
	Regency Centers Corp.	4,012	172
	CBOE Holdings Inc.	5,821	160
	Waddell & Reed
	Financial Inc. Class A	4,871	154
	Liberty Property Trust	4,406	149
	Senior Housing
	Properties Trust	6,948	149
	National Retail Properties Inc.	4,723	126
	Commerce Bancshares Inc.	3,163	122
*	SVB Financial Group	2,021	120
	Prosperity Bancshares Inc.	2,543	111
	Brown & Brown Inc.	4,421	104
	Bank of Hawaii Corp.	2,210	102
	Highwoods Properties Inc.	2,961	95
	SEI Investments Co.	4,729	93
	Omega Healthcare
	Investors Inc.	4,307	88
	Westamerica Bancorporation	1,711	81
	Greenhill & Co. Inc.	1,154	51
	Potlatch Corp.	1,528	47
			7,583
Health Care (14.5%)
*	Regeneron
	Pharmaceuticals Inc.	7,209	755
*	Henry Schein Inc.	8,581	635
*	Mettler-Toledo
	International Inc.	2,999	541
*	IDEXX Laboratories Inc.	5,332	457
*	Endo Pharmaceuticals
	Holdings Inc.	11,094	411
*	ResMed Inc.	13,967	409
*	Vertex Pharmaceuticals Inc.	10,496	409
	Cooper Cos. Inc.	4,532	360
*	Allscripts Healthcare
	Solutions Inc.	18,001	348
*	Mednax Inc.	4,644	345
*	AMERIGROUP Corp.	4,542	309
*	Gen-Probe Inc.	4,416	302

*	Hologic Inc.	14,241	295
*	Catalyst Health Solutions Inc.	4,750	295
*	Covance Inc.	5,769	275
	Universal Health
	Services Inc. Class B	5,866	262
*	HMS Holdings Corp.	8,076	260
	Techne Corp.	3,513	252
*	United Therapeutics Corp.	4,929	235
	Medicis Pharmaceutical
	Corp. Class A	5,990	209
*	Thoratec Corp.	5,689	196
*	Bio-Rad Laboratories Inc.
	Class A	1,869	191
	Teleflex Inc.	2,628	156
	Lincare Holdings Inc.	4,887	131
	Hill-Rom Holdings Inc.	3,112	106
*	Masimo Corp.	4,040	88
	STERIS Corp.	2,804	88
*	Charles River Laboratories
	International Inc.	2,169	76
			8,396
Industrials (16.3%)
	AMETEK Inc.	15,204	724
	Donaldson Co. Inc.	7,076	520
*	Kansas City Southern	6,780	472
	JB Hunt Transport
	Services Inc.	8,535	437
	MSC Industrial Direct Co.
	Inc. Class A	4,350	345
	Wabtec Corp.	4,555	340
	Gardner Denver Inc.	4,803	330
	Hubbell Inc. Class B	4,141	311
*	Clean Harbors Inc.	4,484	301
*	BE Aerospace Inc.	5,974	274
*	Kirby Corp.	3,911	268
	Waste Connections Inc.	8,114	264
	Triumph Group Inc.	4,100	262
*	Copart Inc.	5,065	252
*	Thomas & Betts Corp.	3,459	250
	Woodward Inc.	5,691	249
	Valmont Industries Inc.	2,134	237
	Towers Watson & Co. Class A	3,669	235
*	Alaska Air Group Inc.	3,372	231
	Nordson Corp.	4,076	224
	IDEX Corp.	4,911	205
	Watsco Inc.	2,694	192
	SPX Corp.	2,615	191
	Lincoln Electric Holdings Inc.	4,136	191
	Graco Inc.	3,626	186
	Landstar System Inc.	3,250	176
	CLARCOR Inc.	3,433	173
	Crane Co.	3,432	167
*	FTI Consulting Inc.	3,889	156
	Regal-Beloit Corp.	2,213	149
	Pentair Inc.	3,846	148

39

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value
		Shares	($000)
	Acuity Brands Inc.	2,242	139
	Carlisle Cos. Inc.	2,613	128
*	Esterline Technologies Corp.	1,540	100
*	Fortune Brands Home &
	Security Inc.	5,033	97
*	United Rentals Inc.	2,318	97
	Alliant Techsystems Inc.	1,594	96
	GATX Corp.	2,123	92
	Rollins Inc.	3,991	81
	Corporate Executive Board Co.	1,778	74
	Mine Safety Appliances Co.	1,405	52
			9,416
Information Technology (19.8%)
*	Equinix Inc.	4,502	631
*	Trimble Navigation Ltd.	11,710	589
*	Alliance Data Systems Corp.	4,745	576
*	ANSYS Inc.	8,772	554
*	Rackspace Hosting Inc.	9,833	514
*	Informatica Corp.	10,098	496
*	VeriFone Systems Inc.	9,995	479
*	Lam Research Corp.	11,352	473
*	TIBCO Software Inc.	15,309	443
*	Riverbed Technology Inc.	14,720	419
*	MICROS Systems Inc.	7,609	395
	Global Payments Inc.	7,436	384
	Factset Research
	Systems Inc.	4,288	375
*	Rovi Corp.	10,445	371
*	Gartner Inc.	9,010	363
	Solera Holdings Inc.	6,732	323
*	Skyworks Solutions Inc.	11,953	322
	Jack Henry & Associates Inc.	8,221	277
*	Concur Technologies Inc.	4,416	260
*	Cree Inc.	7,997	242
*	NeuStar Inc. Class A	6,207	218
	ADTRAN Inc.	6,044	213
*	Synopsys Inc.	6,939	211
*	Polycom Inc.	10,091	208
*	Atmel Corp.	18,881	191
*	Zebra Technologies Corp.	4,933	190
*	Semtech Corp.	6,293	181
*	Silicon Laboratories Inc.	3,973	178
	National Instruments Corp.	5,382	143
*	ACI Worldwide Inc.	3,726	141
*	Parametric Technology Corp.	5,227	140
	Broadridge Financial
	Solutions Inc.	5,197	126
*	Cadence Design Systems Inc.	8,789	103
	Lender Processing
	Services Inc.	4,563	101
*	QLogic Corp.	5,155	89
	Cypress Semiconductor Corp.	4,847	84
	Fair Isaac Corp.	2,043	83

* Advent Software Inc.	3,053	78
* Ciena Corp.	4,898	73
Plantronics Inc.	1,909	71
* Quest Software Inc.	3,017	60
* ValueClick Inc.	2,827	59
Mantech International Corp.
Class A	1,187	40
		11,467
Materials (5.4%)
Albemarle Corp.	8,429	561
Rock-Tenn Co. Class A	6,696	472
Aptargroup Inc.	6,273	331
Compass Minerals
International Inc.	3,125	225
Martin Marietta Materials Inc.	2,256	194
NewMarket Corp.	1,005	183
Domtar Corp.	1,803	173
Valspar Corp.	3,726	173
Carpenter Technology Corp.	2,691	138
Scotts Miracle-Gro Co.
Class A	2,759	129
* Intrepid Potash Inc.	5,010	127
Silgan Holdings Inc.	2,924	124
Packaging Corp. of America	4,000	119
Sensient Technologies Corp.	2,716	100
Minerals Technologies Inc.	1,128	73
		3,122
Telecommunication Services (0.3%)
* tw telecom inc Class A	8,932	193

Utilities (3.0%)
OGE Energy Corp.	6,238	327
NSTAR	5,901	277
National Fuel Gas Co.	4,562	230
Alliant Energy Corp.	4,952	211
Aqua America Inc.	7,104	158
Cleco Corp.	3,175	122
IDACORP Inc.	2,747	111
WGL Holdings Inc.	2,447	100
Questar Corp.	5,070	98
Black Hills Corp.	2,296	75
		1,709
Total Investments (100.1%)
(Cost $51,691)		57,918
Other Assets and Liabilities (-0.1%)
Other Assets		52
Liabilities		(125)
		(73)
Net Assets (100%)		57,845

40

S&P Mid-Cap 400 Growth Index Fund

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	55,770
Undistributed Net Investment Income	16
Accumulated Net Realized Losses	(4,168)
Unrealized Appreciation (Depreciation)	6,227
Net Assets	57,845

Institutional Shares—Net Assets
Applicable to 179,452 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	24,084
Net Asset Value Per Share—
Institutional Shares	$134.21

ETF Shares—Net Assets
Applicable to 500,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	33,761
Net Asset Value Per Share—
ETF Shares	$67.52

See Note A in Notes to Financial Statements.
* Non-income-producing security.
See accompanying Notes, which are an integral part of the Financial Statements.

41

S&P Mid-Cap 400 Growth Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	205
Total Income	205
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	3
Management and Administrative—ETF Shares	20
Custodian Fees	14
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	3
Total Expenses	40
Net Investment Income	165
Realized Net Gain (Loss) on Investment Securities Sold	(2,068)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	7,677
Net Increase (Decrease) in Net Assets Resulting from Operations	5,774

See accompanying Notes, which are an integral part of the Financial Statements.

42

S&P Mid-Cap 400 Growth Index Fund

Statement of Changes in Net Assets

		September 7,
	Six Months Ended	2010[1] to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	165	187
Realized Net Gain (Loss)	(2,068)	(457)
Change in Unrealized Appreciation (Depreciation)	7,677	(1,450)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,774	(1,720)
Distributions
Net Investment Income
Institutional Shares	(137)	—
ETF Shares	(166)	(20)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(303)	(20)
Capital Share Transactions
Institutional Shares	(641)	24,410
ETF Shares	8	30,337
Net Increase (Decrease) from Capital Share Transactions	(633)	54,747
Total Increase (Decrease)	4,838	53,007
Net Assets
Beginning of Period	53,007	—
End of Period[2]	57,845	53,007
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $16,000 and $154,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

S&P Mid-Cap 400 Growth Index Fund

Financial Highlights

Institutional Shares
	Six Months	March 28,
	Ended	2011[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$121.54	$130.08
Investment Operations
Net Investment Income	.427	.304
Net Realized and Unrealized Gain (Loss) on Investments	13.004	(8.844)
Total from Investment Operations	13.431	(8.540)
Distributions
Dividends from Net Investment Income	(.761)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.761)	—
Net Asset Value, End of Period	$134.21	$121.54

Total Return	11.13%	-6.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24	$22
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	0.69%	0.75%[2]
Portfolio Turnover Rate[3]	32%	40%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception—See Notes to Financial Statements.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

S&P Mid-Cap 400 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 7,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$61.13	$50.04
Investment Operations
Net Investment Income[1]	.178	.280
Net Realized and Unrealized Gain (Loss) on Investments	6.543	10.910
Total from Investment Operations	6.721	11.190
Distributions
Dividends from Net Investment Income	(.331)	(.100)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.331)	(.100)
Net Asset Value, End of Period	$67.52	$61.13

Total Return	11.06%	22.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34	$31
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	0.57%	0.63%[2]
Portfolio Turnover Rate[3]	32%	40%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception—See Notes to Financial Statements.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

S&P Mid-Cap 400 Growth Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 15, 2010; the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on March 28, 2011. The Financial Highlights included in these financial statements are based on the activity of the Institutional Shares since March 28, 2011. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $9,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

46

S&P Mid-Cap 400 Growth Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $1,350,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending August, 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

During the six months ended February 29, 2012, the fund realized $745,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

At February 29, 2012, the cost of investment securities for tax purposes was $51,691,000. Net unrealized appreciation of investment securities for tax purposes was $6,227,000, consisting of unrealized gains of $7,262,000 on securities that had risen in value since their purchase and $1,035,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2012, the fund purchased $19,100,000 of investment securities and sold $19,750,000 of investment securities, other than temporary cash investments.

47

S&P Mid-Cap 400 Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	1,401	12	26,992	205
Issued in Lieu of Cash Distributions	137	1	—	—
Redeemed	(2,179)	(18)	(2,582)	(20)
Net Increase (Decrease)—Institutional Shares	(641)	(5)	24,410	185
ETF Shares
Issued	5,930	100	36,105	600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,922)	(100)	(5,768)	(100)
Net Increase (Decrease)—ETF Shares	8	—	30,337	500

1 Inception was September 7, 2010, for ETF Shares. Institutional Shares were first issued on December 15, 2010; the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on March 28, 2011. The table reflects all Institutional Shares transactions beginning December 15, 2010.

G. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

48

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

49

Six Months Ended February 29, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2011	2/29/2012	Period
Based on Actual Fund Return
S&P Mid-Cap 400 Index Fund
Institutional Shares	$1,000.00	$1,125.00	$0.42
ETF Shares	1,000.00	1,124.65	0.79
S&P Mid-Cap 400 Value Index Fund
Institutional Shares	$1,000.00	$1,138.96	$0.43
ETF Shares	1,000.00	1,138.15	1.06
S&P Mid-Cap 400 Growth Index Fund
Institutional Shares	$1,000.00	$1,111.27	$0.42
ETF Shares	1,000.00	1,110.56	1.05
Based on Hypothetical 5% Yearly Return
S&P Mid-Cap 400 Index Fund
Institutional Shares	$1,000.00	$1,024.47	$0.40
ETF Shares	1,000.00	1,024.12	0.75
S&P Mid-Cap 400 Value Index Fund
Institutional Shares	$1,000.00	$1,024.47	$0.40
ETF Shares	1,000.00	1,023.87	1.01
S&P Mid-Cap 400 Growth Index Fund
Institutional Shares	$1,000.00	$1,024.47	$0.40
ETF Shares	1,000.00	1,023.87	1.01

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Mid-Cap 400 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the S&P Mid-Cap 400 Value
Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.08% for Institutional
Shares and 0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

50

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

51

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services), Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing),
Board. Principal Occupation(s) During the Past Five	and Delphi Automotive LLP (automotive components);
Years: Chairman of the Board of The Vanguard Group,	Senior Advisor at New Mountain Capital; Trustee of
Inc., and of each of the investment companies served	The Conference Board.
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive	Amy Gutmann
Officer and President of The Vanguard Group and of	Born 1949. Trustee Since June 2006. Principal
each of the investment companies served by The	Occupation(s) During the Past Five Years: President
Vanguard Group since 2008; Director of Vanguard	of the University of Pennsylvania; Christopher H.
Marketing Corporation; Managing Director of The	Browne Distinguished Professor of Political Science
Vanguard Group (1995–2008).	in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
nication and the Graduate School of Education
Independent Trustees	of the University of Pennsylvania; Director of
Carnegie Corporation of New York, Schuylkill River
Emerson U. Fullwood	Development Corporation, and Greater Philadelphia
Born 1948. Trustee Since January 2008. Principal	Chamber of Commerce; Trustee of the National
Occupation(s) During the Past Five Years: Executive	Constitution Center; Chair of the Presidential
Chief Staff and Marketing Officer for North America	Commission for the Study of Bioethical Issues.
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and	JoAnn Heffernan Heisen
services); Executive in Residence and 2010	Born 1950. Trustee Since July 1998. Principal
Distinguished Minett Professor at the Rochester	Occupation(s) During the Past Five Years: Corporate
Institute of Technology; Director of SPX Corporation	Vice President and Chief Global Diversity Officer
(multi-industry manufacturing), the United Way of	(retired 2008) and Member of the Executive
Rochester, Amerigroup Corporation (managed health	Committee (1997–2008) of Johnson & Johnson
care), the University of Rochester Medical Center,	(pharmaceuticals/medical devices/consumer
Monroe Community College Foundation, and North	products); Director of Skytop Lodge Corporation
Carolina A&T University.	(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
Rajiv L. Gupta	for Talent Innovation; Member of the Advisory Board
Born 1945. Trustee Since December 2001.[2]	of the Maxwell School of Citizenship and Public Affairs
Principal Occupation(s) During the Past Five Years:	at Syracuse University.
Chairman and Chief Executive Officer (retired 2009)

F. Joseph Loughrey	Group since 2010; Assistant Controller of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group (2001–2010).
and Chief Operating Officer (retired 2009) and Vice
Chairman of the Board (2008–2009) of Cummins Inc.	Thomas J. Higgins
(industrial machinery); Director of SKF AB (industrial	Born 1957. Chief Financial Officer Since September
machinery), Hillenbrand, Inc. (specialized consumer	2008. Principal Occupation(s) During the Past Five
services), the Lumina Foundation for Education, and	Years: Principal of The Vanguard Group, Inc.; Chief
Oxfam America; Chairman of the Advisory Council	Financial Officer of each of the investment companies
for the College of Arts and Letters and Member	served by The Vanguard Group since 2008; Treasurer
of the Advisory Board to the Kellogg Institute for	of each of the investment companies served by The
International Studies at the University of Notre Dame.	Vanguard Group (1998–2008).

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School (retired 2011); Chief Investment	the investment companies served by The Vanguard
Officer and Managing Partner of HighVista Strategies	Group since 2008; Assistant Treasurer of each of the
LLC (private investment firm); Director of Rand	investment companies served by The Vanguard Group
Merchant Bank; Overseer of the Museum of Fine	(1988–2008).
Arts Boston.
Heidi Stam
Alfred M. Rankin, Jr.	Born 1956. Secretary Since July 2005. Principal
Born 1941. Trustee Since January 1993. Principal	Occupation(s) During the Past Five Years: Managing
Occupation(s) During the Past Five Years: Chairman,	Director of The Vanguard Group, Inc., since 2006;
President, and Chief Executive Officer of NACCO	General Counsel of The Vanguard Group since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Secretary of The Vanguard Group and of each of the
Director of Goodrich Corporation (industrial products/	investment companies served by The Vanguard Group
aircraft systems and services) and the National	since 2005; Director and Senior Vice President of
Association of Manufacturers; Chairman of the Board	Vanguard Marketing Corporation since 2005;
of the Federal Reserve Bank of Cleveland and of	Principal of The Vanguard Group (1997–2006).
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Vanguard Senior Management Team

Peter F. Volanakis	Mortimer J. Buckley	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Kathleen C. Gubanich	James M. Norris
Occupation(s) During the Past Five Years: President	Paul A. Heller	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Martha G. King	George U. Sauter
Incorporated (communications equipment); Director of	Chris D. McIsaac
Corning Incorporated (2000-2010) and Dow Corning
(2001–2010); Director of SPX Corporation (multi-
industry manufacturing); Overseer of the Amos Tuck
School of Business Administration at Dartmouth	Chairman Emeritus and Senior Advisor
College; Advisor to the Norris Cotton Cancer Center.	John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	Founder
Occupation(s) During the Past Five Years: Principal	John C. Bogle
of The Vanguard Group, Inc.; Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Standard & Poor’s®, S&P®, and S&P MidCap 400® are
Direct Investor Account Services > 800-662-2739	registered trademarks of Standard & Poor’s Financial
Services LLC (”S&P”) and have been licensed for use by
Institutional Investor Services > 800-523-1036	The Vanguard Group, Inc. The Vanguard mutual funds
Text Telephone for People	and ETFs are not sponsored, endorsed, sold, or
With Hearing Impairment > 800-749-7273	promoted by S&P or its Affiliates, and S&P and its
Affiliates make no representation, warranty, or
This material may be used in conjunction	condition regarding the advisability of buying, selling,
with the offering of shares of any Vanguard	or holding units/shares in the funds.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18422 042012

Semiannual Report | February 29, 2012

Vanguard S&P 500 Value and Growth
Index Funds
Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund

> For the six months ended February 29, Vanguard S&P 500 Value Index Fund returned about 14%, and Vanguard S&P 500 Growth Index Fund returned about

12%.

> Both funds closely tracked the returns of their target indexes.

> Financial stocks contributed most to the Value Fund’s performance, while the

Growth Fund received a significant boost from information technology stocks.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
S&P 500 Value Index Fund.	6
S&P 500 Growth Index Fund.	18
About Your Fund’s Expenses.	29
Glossary.	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended February 29, 2012
Total
Returns
Vanguard S&P 500 Value Index Fund
ETF Shares
Market Price	14.14%
Net Asset Value	14.11
S&P 500 Value Index	14.22
Large-Cap Value Funds Average	12.39
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.
Vanguard S&P 500 Growth Index Fund
ETF Shares
Market Price	12.43%
Net Asset Value	12.45
S&P 500 Growth Index	12.56
Large-Cap Growth Funds Average	12.46

Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749;
7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
August 31, 2011, Through February 29, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard S&P 500 Value Index Fund
ETF Shares	$53.59	$60.42	$0.637	$0.000
Vanguard S&P 500 Growth Index Fund
ETF Shares	$58.81	$65.52	$0.542	$0.000

Chairman’s Letter

Dear Shareholder,

For the six months ended February 29, 2012, the ETF Shares of Vanguard S&P 500 Value Index Fund returned about 14%, and those of Vanguard S&P 500 Growth Index Fund returned about 12%. Both funds closely tracked their respective benchmarks for the period.

The Value Fund led the average return of its peers by about 2 percentage points, while the Growth Fund’s return was in line with its peer-group average. (Vanguard 500 Index Fund, which is essentially a blend of the growth and value portfolios, is covered in a separate report.)

Notes of economic optimism propelled stock prices higher

U.S. stocks produced a strong return of 13.18% over the period. That statement is true enough, but the headline figure obscures the volatility that has been perhaps the most prominent feature of the financial markets over the past six months, and indeed the past few years. If our semiannual reporting period had started a month earlier, for example, the Dow Jones U.S. Total Stock Market Index would have returned just 1.97%. A start date two months earlier would have produced a return of –5.18%.

In the six months through February, however, stock prices benefited from signs of acceleration in the U.S. economic expansion and hope that the European Union’s latest agreement on Greek debt would help to contain a threat that has menaced global markets for much of the

2

past two years. European stocks rallied on the news about Greece, but international stocks still trailed their U.S. counterparts for the full six months.

The bond market’s strength confounded expectations

Bonds produced solid returns, to the surprise of many long-time observers of the fixed income market. At the start of the period, the yield of the 10-year U.S. Treasury note stood at just 2.22%, suggesting that returns would be very modest by historical standards. Over the next six months, however, yields moved lower still, boosting bond prices, which move in the opposite direction. At the end of February, the yield of the 10-year T-note stood at 1.98%. As yields decline, obviously, the scope for continued declines—and price increases—diminishes. Municipal bonds performed even more strongly than the broad taxable market.

The returns for 3-month Treasury bills and other money market instruments remained near 0%, consistent with the Federal Reserve’s policy on interest rates.

Large-cap value stocks outpaced their growth counterparts

Relatively new to Vanguard’s fund lineup, the S&P 500 Growth and Value Index Funds made their debut in September 2010. Their exchange-traded share classes are known as Vanguard S&P 500 Growth ETF and Value ETF. The funds’ target indexes represent the growth- and

Market Barometer

	Total Returns
	Periods Ended February 29, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.31%	4.86%	1.77%
Russell 2000 Index (Small-caps)	12.40	-0.15	1.83
Dow Jones U.S. Total Stock Market Index	13.18	4.35	2.07
MSCI All Country World Index ex USA (International)	3.97	-6.10	-0.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.73%	8.37%	6.36%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.67	12.42	5.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.06	1.20

CPI
Consumer Price Index	0.49%	2.87%	2.27%

3

value-oriented stocks that together make up the S&P 500 Index, a benchmark that includes the nation’s largest companies.

While both styles of investments produced double-digit results for the six months just ended, value stocks did somewhat better in the large-capitalization market; as a result, the Value Fund led the Growth Fund for the period. Both funds posted gains in all ten market sectors.

The Value Fund benefited from strong performance in several sectors. Financial stocks—which accounted for about a quarter of the fund’s holdings, on average—were the most notable contributors, adding almost 3 percentage points to the overall return. The financial sector continues to wrestle with a number of challenges, but in the past six months investors seemed to gain faith that better times lie in store. While banks and insurance companies drove returns, strength was also evident in other areas of the sector.

Stocks in the consumer discretionary, energy, industrial, and information technology sectors performed well, with each sector adding about 2 percentage points to the Value Fund’s overall return. In the consumer discretionary group, media companies and specialty retailers boosted performance, while among energy stocks, oil and gas integrators produced double-digit gains. Renewed optimism about the U.S. economic recovery lifted industrial stocks, with impressive results coming from industrial conglomerates and companies involved in aerospace and

Expense Ratios
Your Fund Compared With Its Peer Group

	ETF	Peer Group
	Shares	Average
S&P 500 Value Index Fund	0.15%	1.23%
S&P 500 Growth Index Fund	0.15	1.37

The fund expense ratios shown are from the prospectus dated December 27, 2011, and represent estimated costs for the current fiscal year.
For the six months ended February 29, 2012, the annualized expense ratios were: For the S&P 500 Value Index Fund, 0.15%; and for the S&P
500 Growth Index Fund, 0.15%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the S&P 500 Value Index Fund, Large-Cap Value Funds, and for the S&P 500 Growth Index Fund, Large-Cap Growth Funds.

4

defense. In technology, semiconductor, software, and communications equipment companies were among the fund’s top performers.

About half of the Growth Fund’s return came from its holdings in the technology sector, which accounted for almost one-third of the portfolio on average. Strength was evident throughout the tech sector, but computer companies—thanks to stellar fourth-quarter sales of tablet computers and smart phones—were by far the top contributors. IT services firms, particularly those in the electronic payments industry, were also among the sector’s stars.

Like the Value Fund, the Growth Fund benefited from the rally in industrials. Strong returns in the health care sector, most notably from pharmaceutical and biotechnology stocks, also contributed to the fund’s performance.

In good times and bad times, a balanced portfolio is key

As the volatility in the financial markets persists, we continue to believe investors are best served by maintaining a diver-

sified, balanced investment plan. In strong markets, the equity portion of a balanced portfolio can offer investors the opportunity for long-term growth. In volatile times, bonds and short-term investments can provide a cushion from dramatic swings in the stock market.

For these reasons, Vanguard encourages investors to create a long-term investment plan that includes a steady mix of stocks, bonds, and short-term investments appropriate for their time horizon and risk tolerance. Either of the Vanguard S&P 500 Value and Growth Index Funds can play a useful role in such a long-term investment plan.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 21, 2012

5

S&P 500 Value Index Fund

Fund Profile
As of February 29, 2012

Portfolio Characteristics
			DJ
		S&P 500	U.S. Total
		Value	Market
	Fund	Index	Index
Number of Stocks	369	369	3,733
Median Market Cap	$41.8B	$41.8B	$33.9B
Price/Earnings Ratio	14.4x	14.4x	16.5x
Price/Book Ratio	1.6x	1.6x	2.2x
Return on Equity	14.1%	14.0%	18.2%
Earnings Growth Rate	-0.8%	-0.8%	7.6%
Dividend Yield	2.4%	2.4%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	22%	—	—
Ticker Symbol	VOOV	—	—
Expense Ratio[1]	0.15%	—	—
30-Day SEC Yield	2.27%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P 500	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	10.9%	10.9%	11.9%
Consumer Staples	7.6	7.6	9.4
Energy	11.8	11.8	11.2
Financials	25.9	25.9	15.4
Health Care	7.0	7.0	11.4
Industrials	10.9	10.9	11.2
Information
Technology	11.6	11.6	19.4
Materials	3.3	3.3	4.1
Telecommunication
Services	4.9	4.9	2.5
Utilities	6.1	6.1	3.5

Ten Largest Holdings (% of total net assets)
General Electric Co.	Industrial
	Conglomerates	3.6%
AT&T Inc.	Integrated
	Telecommunication
	Services	3.2
Wells Fargo & Co.	Diversified Banks	2.9
Pfizer Inc.	Pharmaceuticals	2.9
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.6
JPMorgan Chase & Co.	Diversified Financial
	Services	2.6
Berkshire Hathaway Inc.	Property & Casualty
Class B	Insurance	2.4
Cisco Systems Inc.	Communications
	Equipment	1.9
Microsoft Corp.	Systems Software	1.8
ConocoPhillips	Integrated Oil &
	Gas	1.8
Top Ten		25.7%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 27, 2011, and represents estimated costs for the current fiscal year. For the period ended February 29, 2012, the annualized expense ratio was 0.15%.

6

S&P 500 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 29, 2012

Note: For 2012, performance data reflect the period ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
ETF Shares	9/7/2010
Market Price		-0.70%	10.32%
Net Asset Value		-0.70	10.30

See Financial Highlights for dividend and capital gains information.

7

S&P 500 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.9%)
Comcast Corp. Class A	17,455	513
Walt Disney Co.	11,508	483
Ford Motor Co.	24,347	301
News Corp. Class A	14,027	279
Home Depot Inc.	5,329	253
Time Warner Inc.	6,407	238
Lowe’s Cos. Inc.	8,018	228
Johnson Controls Inc.	4,356	142
CBS Corp. Class B	4,193	125
Macy’s Inc.	2,679	102
Target Corp.	1,671	95
Carnival Corp.	2,888	87
Staples Inc.	4,463	65
Gap Inc.	2,214	52
Time Warner Cable Inc.	651	52
Best Buy Co. Inc.	1,873	46
* CarMax Inc.	1,445	44
Wyndham Worldwide Corp.	974	43
Harley-Davidson Inc.	874	41
Mattel Inc.	1,189	39
Whirlpool Corp.	487	37
Omnicom Group Inc.	739	36
Marriott International Inc.
Class A	1,027	36
JC Penney Co. Inc.	911	36
McGraw-Hill Cos. Inc.	747	35
Interpublic Group of Cos. Inc.	2,943	34
Newell Rubbermaid Inc.	1,847	34
H&R Block Inc.	1,868	30
International Game
Technology	1,899	28
Kohl’s Corp.	565	28
Starwood Hotels & Resorts
Worldwide Inc.	515	28
DR Horton Inc.	1,774	25
Abercrombie & Fitch Co.	549	25
Lennar Corp. Class A	1,027	24
Limited Brands Inc.	487	23

	Gannett Co. Inc.	1,520	23
	Harman International
	Industries Inc.	448	22
*	Sears Holdings Corp.	296	21
	GameStop Corp. Class A	883	20
	Leggett & Platt Inc.	887	20
	Cablevision Systems Corp.
	Class A	1,409	20
*	Goodyear Tire & Rubber Co.	1,559	20
	Genuine Parts Co.	297	19
	Washington Post Co. Class B	40	16
	Nordstrom Inc.	259	14
*	BorgWarner Inc.	162	13
	Darden Restaurants Inc.	253	13
*	PulteGroup Inc.	1,310	12
	Hasbro Inc.	304	11
*	AutoNation Inc.	287	10
*	Big Lots Inc.	213	9
	Expedia Inc.	224	8
*	TripAdvisor Inc.	224	7
*	Urban Outfitters Inc.	163	5
			3,970
Consumer Staples (7.6%)
	CVS Caremark Corp.	8,338	376
	Procter & Gamble Co.	4,400	297
	Altria Group Inc.	8,813	265
	Wal-Mart Stores Inc.	4,134	244
	Kraft Foods Inc.	5,203	198
	Walgreen Co.	5,693	189
	Archer-Daniels-Midland Co.	4,278	133
	Sysco Corp.	3,781	111
	Costco Wholesale Corp.	1,139	98
	Kroger Co.	3,809	91
	ConAgra Foods Inc.	2,644	69
	Coca-Cola Enterprises Inc.	1,991	58
	Beam Inc.	991	55
	General Mills Inc.	1,354	52
	Avon Products Inc.	2,749	51
	Sara Lee Corp.	2,379	48
	Safeway Inc.	2,168	46

8

S&P 500 Value Index Fund

			Market
			Value
		Shares	($000)
	Molson Coors Brewing Co.
	Class B	1,005	44
	Reynolds American Inc.	970	41
	Lorillard Inc.	275	36
	Tyson Foods Inc. Class A	1,863	35
	HJ Heinz Co.	490	26
	Dr Pepper Snapple Group Inc.	657	25
*	Constellation Brands Inc.
	Class A	1,110	24
	JM Smucker Co.	305	23
	Whole Foods Market Inc.	255	21
*	Dean Foods Co.	1,435	18
	Campbell Soup Co.	514	17
	Clorox Co.	252	17
	Hormel Foods Corp.	485	14
	McCormick & Co. Inc.	237	12
	SUPERVALU Inc.	1,657	11
			2,745
Energy (11.8%)
	Exxon Mobil Corp.	11,054	956
	ConocoPhillips	8,500	651
	Chevron Corp.	5,865	640
	Devon Energy Corp.	2,586	190
	Marathon Oil Corp.	4,505	153
	Occidental Petroleum Corp.	1,455	152
	Anadarko Petroleum Corp.	1,626	137
	Hess Corp.	1,909	124
	Chesapeake Energy Corp.	4,207	105
	Marathon Petroleum Corp.	2,286	95
	Halliburton Co.	2,465	90
	Valero Energy Corp.	3,571	87
	Apache Corp.	735	79
	Murphy Oil Corp.	1,235	79
	Spectra Energy Corp.	2,282	72
	El Paso Corp.	2,563	71
	National Oilwell Varco Inc.	812	67
	Noble Corp.	1,611	65
	Williams Cos. Inc.	2,143	64
	Baker Hughes Inc.	1,113	56
*	Denbury Resources Inc.	2,535	50
	Noble Energy Inc.	414	40
*	Nabors Industries Ltd.	1,834	40
	QEP Resources Inc.	1,128	39
*	Rowan Cos. Inc.	797	29
	Sunoco Inc.	681	26
*	Alpha Natural Resources Inc.	1,403	26
*	Tesoro Corp.	907	24
	EQT Corp.	381	20
	Range Resources Corp.	279	18
	Consol Energy Inc.	406	15
*	WPX Energy Inc.	714	13
*	Newfield Exploration Co.	271	10
			4,283
Financials (25.9%)
	Wells Fargo & Co.	33,781	1,057
	JPMorgan Chase & Co.	24,340	955

*	Berkshire Hathaway Inc.
	Class B	11,262	884
	Citigroup Inc.	18,717	624
	Bank of America Corp.	64,927	517
	Goldman Sachs Group Inc.	3,154	363
	US Bancorp	12,225	359
	MetLife Inc.	6,765	261
	PNC Financial Services
	Group Inc.	3,368	200
	Prudential Financial Inc.	3,022	185
	Capital One Financial Corp.	3,544	179
	Morgan Stanley	9,500	176
	Bank of New York
	Mellon Corp.	7,763	172
	ACE Ltd.	2,157	155
	American Express Co.	2,588	137
	State Street Corp.	3,151	133
	BB&T Corp.	4,464	131
	CME Group Inc.	425	123
	Marsh & McLennan Cos. Inc.	3,448	108
	Discover Financial Services	3,523	106
	Allstate Corp.	3,241	102
	Charles Schwab Corp.	6,888	96
	Simon Property Group Inc.	638	86
	Progressive Corp.	3,934	84
*	American International
	Group Inc.	2,786	81
	Ameriprise Financial Inc.	1,444	81
	Fifth Third Bancorp	5,868	80
	SunTrust Banks Inc.	3,426	79
	Loews Corp.	1,948	76
	Travelers Cos. Inc.	1,264	73
	Weyerhaeuser Co.	3,422	71
	Invesco Ltd.	2,878	71
	Host Hotels & Resorts Inc.	4,506	71
	Northern Trust Corp.	1,538	68
	M&T Bank Corp.	801	65
	ProLogis Inc.	1,841	62
	Hartford Financial
	Services Group Inc.	2,843	59
	HCP Inc.	1,460	58
	Principal Financial Group Inc.	1,946	54
	Chubb Corp.	762	52
	SLM Corp.	3,245	51
	NYSE Euronext	1,671	50
	KeyCorp	6,089	49
	Lincoln National Corp.	1,924	48
	Kimco Realty Corp.	2,597	48
	Regions Financial Corp.	8,031	46
	Vornado Realty Trust	553	45
	Boston Properties Inc.	433	44
	Unum Group	1,865	43
	XL Group plc Class A	2,044	43
*	CBRE Group Inc. Class A	2,070	38
	Comerica Inc.	1,267	38
	Cincinnati Financial Corp.	1,034	36

9

S&P 500 Value Index Fund

			Market
			Value
		Shares	($000)
	Leucadia National Corp.	1,264	36
	Public Storage	262	35
	Huntington Bancshares Inc.	5,522	32
	Aon Corp.	680	32
	Torchmark Corp.	650	32
	Equity Residential	549	31
	Health Care REIT Inc.	573	31
	People’s United Financial Inc.	2,300	29
*	Genworth Financial Inc.
	Class A	3,132	28
	Assurant Inc.	587	25
	AvalonBay Communities Inc.	189	25
	Hudson City Bancorp Inc.	3,366	23
	Moody’s Corp.	585	23
	Zions Bancorporation	1,175	22
	Legg Mason Inc.	793	22
*	NASDAQ OMX Group Inc.	813	21
	Plum Creek Timber Co. Inc.	545	21
*	E*Trade Financial Corp.	1,968	19
	First Horizon National Corp.	2,004	19
	Federated Investors Inc.
	Class B	591	12
	Apartment Investment &
	Management Co.	435	11
			9,402
Health Care (7.0%)
	Pfizer Inc.	49,240	1,039
	Merck & Co. Inc.	6,824	260
	Bristol-Myers Squibb Co.	4,232	136
	McKesson Corp.	1,573	131
	Cardinal Health Inc.	2,204	92
	Medtronic Inc.	2,369	90
	Cigna Corp.	1,822	80
	Eli Lilly & Co.	1,951	77
	WellPoint Inc.	1,087	71
	AmerisourceBergen Corp.
	Class A	1,649	62
*	Boston Scientific Corp.	9,452	59
*	Forest Laboratories Inc.	1,705	55
*	Thermo Fisher Scientific Inc.	965	55
	Aetna Inc.	1,063	50
	Covidien plc	861	45
	Humana Inc.	438	38
*	Hospira Inc.	1,051	37
*	CareFusion Corp.	1,433	37
*	Coventry Health Care Inc.	920	30
*	Agilent Technologies Inc.	665	29
	PerkinElmer Inc.	722	19
	DENTSPLY International Inc.	430	17
*	Tenet Healthcare Corp.	2,772	16
	Patterson Cos. Inc.	273	9
			2,534
Industrials (10.9%)
	General Electric Co.	67,627	1,288
	FedEx Corp.	2,031	183
	Caterpillar Inc.	1,449	166

	Tyco International Ltd.	2,959	153
	United Technologies Corp.	1,625	136
	Boeing Co.	1,808	136
	Eaton Corp.	2,133	111
	Honeywell International Inc.	1,834	109
	PACCAR Inc.	2,297	106
	Waste Management Inc.	2,952	103
	Northrop Grumman Corp.	1,675	100
	3M Co.	1,034	91
	Ingersoll-Rand plc	1,992	79
	CSX Corp.	3,556	75
	Emerson Electric Co.	1,361	68
	Illinois Tool Works Inc.	1,202	67
	General Dynamics Corp.	863	63
	Republic Services Inc.
	Class A	2,009	60
	Precision Castparts Corp.	332	56
	Textron Inc.	1,774	49
	Raytheon Co.	927	47
	L-3 Communications
	Holdings Inc.	637	45
	Southwest Airlines Co.	4,968	45
	Danaher Corp.	835	44
*	Jacobs Engineering
	Group Inc.	817	38
	Stanley Black & Decker Inc.	484	37
	Cummins Inc.	308	37
	Norfolk Southern Corp.	514	35
	Xylem Inc.	1,179	31
	Parker Hannifin Corp.	337	30
	Fastenal Co.	547	29
*	Quanta Services Inc.	1,340	28
	Cintas Corp.	703	27
	Fluor Corp.	443	27
	Cooper Industries plc	404	25
	Dover Corp.	366	23
	Pitney Bowes Inc.	1,273	23
	Avery Dennison Corp.	673	21
	Iron Mountain Inc.	656	20
	Masco Corp.	1,575	19
	Robert Half International Inc.	643	18
	Ryder System Inc.	326	17
	Expeditors International
	of Washington Inc.	392	17
	RR Donnelley & Sons Co.	1,198	17
	Equifax Inc.	385	16
	Rockwell Collins Inc.	261	16
	Snap-on Inc.	170	10
	Flowserve Corp.	86	10
			3,951
Information Technology (11.6%)
	Cisco Systems Inc.	34,437	685
	Microsoft Corp.	20,625	655
	Intel Corp.	15,983	430
	Hewlett-Packard Co.	12,728	322
*	Dell Inc.	9,775	169

10

S&P 500 Value Index Fund

			Market
			Value
		Shares	($000)
*	EMC Corp.	5,877	163
	Corning Inc.	10,064	131
*	Yahoo! Inc.	7,947	118
	Texas Instruments Inc.	3,150	105
	Applied Materials Inc.	8,369	102
	TE Connectivity Ltd.	2,709	99
*	eBay Inc.	2,566	92
	Motorola Solutions Inc.	1,827	91
	Xerox Corp.	8,849	73
	CA Inc.	2,361	64
	Accenture plc Class A	1,022	61
*	Western Digital Corp.	1,492	59
*	Adobe Systems Inc.	1,691	56
*	Micron Technology Inc.	6,301	54
*	Symantec Corp.	2,775	49
	Fidelity National Information
	Services Inc.	1,547	49
*	NVIDIA Corp.	2,650	40
*	Motorola Mobility
	Holdings Inc.	992	39
	Western Union Co.	2,094	37
	Paychex Inc.	1,060	33
	Harris Corp.	739	32
	Computer Sciences Corp.	989	31
	Jabil Circuit Inc.	1,168	30
	Analog Devices Inc.	742	29
*	Autodesk Inc.	738	28
*	Advanced Micro Devices Inc.	3,735	27
*	Juniper Networks Inc.	1,142	26
	Molex Inc.	875	24
	Total System Services Inc.	1,036	23
*	SAIC Inc.	1,763	22
	VeriSign Inc.	581	21
	Lexmark International Inc.
	Class A	552	20
*	JDS Uniphase Corp.	1,462	19
*	Electronic Arts Inc.	1,099	18
	Linear Technology Corp.	509	17
*	LSI Corp.	1,797	15
*	Novellus Systems Inc.	270	13
*	BMC Software Inc.	272	10
*	Teradyne Inc.	608	10
	FLIR Systems Inc.	229	6
			4,197
Materials (3.3%)
	Freeport-McMoRan
	Copper & Gold Inc.	6,064	258
	Dow Chemical Co.	7,565	253
	International Paper Co.	2,788	98
	EI du Pont de
	Nemours & Co.	1,896	96
	Nucor Corp.	2,020	88
	Alcoa Inc.	6,790	69
	Air Products &
	Chemicals Inc.	456	41
	Mosaic Co.	703	40

	Vulcan Materials Co.	824	37
	MeadWestvaco Corp.	1,089	33
	Allegheny Technologies Inc.	679	30
	Eastman Chemical Co.	533	29
	United States Steel Corp.	921	25
*	Owens-Illinois Inc.	1,047	25
	Sealed Air Corp.	1,226	24
	Bemis Co. Inc.	657	21
	Ball Corp.	457	18
	Airgas Inc.	117	10
	Titanium Metals Corp.	527	8
			1,203
Telecommunication Services (4.9%)
	AT&T Inc.	37,960	1,161
	Verizon Communications Inc.	8,344	318
	CenturyLink Inc.	3,955	159
*	Sprint Nextel Corp.	19,113	47
	Windstream Corp.	3,719	45
	Frontier Communications
	Corp.	6,349	29
*	MetroPCS
	Communications Inc.	1,873	20
			1,779
Utilities (6.1%)
	Duke Energy Corp.	8,532	178
	Exelon Corp.	4,245	166
	FirstEnergy Corp.	2,680	119
	American Electric
	Power Co. Inc.	3,094	116
	PG&E Corp.	2,601	108
	PPL Corp.	3,707	106
	Southern Co.	2,266	100
	Public Service Enterprise
	Group Inc.	3,243	100
	Sempra Energy	1,529	91
	Edison International	2,078	87
	Xcel Energy Inc.	3,094	82
	Entergy Corp.	1,123	75
	NextEra Energy Inc.	1,132	67
	DTE Energy Co.	1,079	58
*	AES Corp.	4,113	56
	Dominion Resources Inc.	1,090	55
	CenterPoint Energy Inc.	2,717	53
	Consolidated Edison Inc.	878	51
	Wisconsin Energy Corp.	1,476	50
	Ameren Corp.	1,545	50
	Constellation Energy
	Group Inc.	1,285	47
	NiSource Inc.	1,793	43
	Progress Energy Inc.	771	41
	Northeast Utilities	1,129	40
	CMS Energy Corp.	1,607	34
	SCANA Corp.	736	33
	Pinnacle West Capital Corp.	696	33
	AGL Resources Inc.	768	31
	Pepco Holdings Inc.	1,447	28

11

S&P 500 Value Index Fund

		Market
		Value
	Shares	($000)
Integrys Energy Group Inc.	497	26
* NRG Energy Inc.	1,467	25
TECO Energy Inc.	1,376	25
ONEOK Inc.	262	22
		2,196
Total Investments (100.0%)
(Cost $32,125)		36,260
Other Assets and Liabilities (0.0%)
Other Assets		100
Liabilities		(109)
		(9)
ETF Shares—Net Assets (100%)
Applicable to 600,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		36,251
Net Asset Value Per Share—
ETF Shares		$60.42

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	33,405
Undistributed Net Investment Income	137
Accumulated Net Realized Losses	(1,426)
Unrealized Appreciation (Depreciation)	4,135
Net Assets	36,251

See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

12

S&P 500 Value Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	414
Total Income	414
Expenses
The Vanguard Group—Note B
Management and Administrative	18
Custodian Fees	6
Total Expenses	24
Net Investment Income	390
Realized Net Gain (Loss) on Investment Securities Sold	(98)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	4,133
Net Increase (Decrease) in Net Assets Resulting from Operations	4,425

See accompanying Notes, which are an integral part of the Financial Statements.

13

S&P 500 Value Index Fund

Statement of Changes in Net Assets

		September 7,
	Six Months Ended	2010[1] to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	390	323
Realized Net Gain (Loss)	(98)	(332)
Change in Unrealized Appreciation (Depreciation)	4,133	2
Net Increase (Decrease) in Net Assets Resulting from Operations	4,425	(7)
Distributions
Net Investment Income	(356)	(220)
Realized Capital Gain	—	—
Total Distributions	(356)	(220)
Capital Share Transactions
Issued	13,454	29,606
Issued in Lieu of Cash Distributions	—	—
Redeemed	(8,067)	(2,584)
Net Increase (Decrease) from Capital Share Transactions	5,387	27,022
Total Increase (Decrease)	9,456	26,795
Net Assets
Beginning of Period	26,795	—
End of Period[2]	36,251	26,795
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $137,000 and $103,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

S&P 500 Value Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 7,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$53.59	$49.93
Investment Operations
Net Investment Income	.660	1.051
Net Realized and Unrealized Gain (Loss) on Investments	6.807	3.454
Total from Investment Operations	7.467	4.505
Distributions
Dividends from Net Investment Income	(.637)	(.845)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.637)	(.845)
Net Asset Value, End of Period	$60.42	$53.59

Total Return	14.11%	8.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36	$27
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.48%	2.25%[2]
Portfolio Turnover Rate[3]	22%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

S&P 500 Value Index Fund

Notes to Financial Statements

Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Shares as of February 29, 2012. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $5,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

16

S&P 500 Value Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 29, 2012, the fund realized $720,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $588,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2012.

At February 29, 2012, the cost of investment securities for tax purposes was $32,125,000. Net unrealized appreciation of investment securities for tax purposes was $4,135,000, consisting of unrealized gains of $4,327,000 on securities that had risen in value since their purchase and $192,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2012, the fund purchased $19,625,000 of investment securities and sold $14,181,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	September 7, 2010[1] to
	February 29, 2012	August 31, 2011
	Shares	Shares
	(000)	(000)
ETF Shares
Issued	250	550
Issued in Lieu of Cash Distributions	—	—
Redeemed	(150)	(50)
Net Increase (Decrease) in Shares Outstanding	100	500
1 Inception.

G. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

17

S&P 500 Growth Index Fund

Fund Profile
As of February 29, 2012

Portfolio Characteristics
			DJ
		S&P 500	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	278	278	3,733
Median Market Cap $63.6B		$63.6B	$33.9B
Price/Earnings Ratio	16.7x	16.7x	16.5x
Price/Book Ratio	3.7x	3.7x	2.2x
Return on Equity	25.2%	24.9%	18.2%
Earnings Growth Rate 14.8%		14.8%	7.6%
Dividend Yield	1.8%	1.8%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	43%	—	—
Ticker Symbol	VOOG	—	—
Expense Ratio[1]	0.15%	—	—
30-Day SEC Yield	1.69%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P 500	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	10.8%	10.8%	11.9%
Consumer Staples	13.5	13.5	9.4
Energy	12.3	12.3	11.2
Financials	4.4	4.4	15.4
Health Care	15.0	15.0	11.4
Industrials	10.6	10.6	11.2
Information
Technology	27.5	27.5	19.4
Materials	3.8	3.8	4.1
Telecommunication
Services	0.9	0.9	2.5
Utilities	1.2	1.2	3.5

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	7.5%
Exxon Mobil Corp.	Integrated Oil &
	Gas	4.0
International Business	IT Consulting &
Machines Corp.	Other Services	3.5
Johnson & Johnson	Pharmaceuticals	2.6
Coca-Cola Co.	Soft Drinks	2.4
Google Inc. Class A	Internet Software &
	Services	2.3
Philip Morris
International Inc.	Tobacco	2.2
Procter & Gamble Co.	Household
	Products	2.1
Microsoft Corp.	Systems Software	2.0
Chevron Corp.	Integrated Oil &
	Gas	1.7
Top Ten		30.3%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 27, 2011, and represents estimated costs for the current fiscal year. For the period ended February 29, 2012, the annualized expense ratio was 0.15%.

18

S&P 500 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 29, 2012

Note: For 2012, performance data reflect the period ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
ETF Shares	9/7/2010
Market Price		4.46%	16.64%
Net Asset Value		4.44	16.60

See Financial Highlights for dividend and capital gains information.

19

S&P 500 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.8%)
	McDonald’s Corp.	10,999	1,092
*	Amazon.com Inc.	3,911	703
	NIKE Inc. Class B	3,984	430
	Starbucks Corp.	8,007	389
	Home Depot Inc.	7,618	362
*	DIRECTV Class A	7,578	351
*	priceline.com Inc.	535	335
	Yum! Brands Inc.	4,947	328
	TJX Cos. Inc.	8,109	297
	Viacom Inc. Class B	5,929	282
	Target Corp.	4,404	250
	Coach Inc.	3,135	235
	Time Warner Cable Inc.	2,333	185
*	Bed Bath & Beyond Inc.	2,582	154
	VF Corp.	936	137
	Ross Stores Inc.	2,538	135
*	Discovery
	Communications Inc.
	Class A	2,833	132
*	Chipotle Mexican Grill Inc.
	Class A	337	132
	Ralph Lauren Corp. Class A	693	120
*	O’Reilly Automotive Inc.	1,377	119
*	Dollar Tree Inc.	1,279	113
*	AutoZone Inc.	301	113
	Wynn Resorts Ltd.	850	101
	Tiffany & Co.	1,361	88
	Kohl’s Corp.	1,764	88
	Limited Brands Inc.	1,824	85
	Omnicom Group Inc.	1,715	85
	McGraw-Hill Cos. Inc.	1,732	81
*	BorgWarner Inc.	907	75
	Genuine Parts Co.	1,170	73
	Nordstrom Inc.	1,302	70
	Family Dollar Stores Inc.	1,257	68
*	Netflix Inc.	605	67
	Starwood Hotels & Resorts
	Worldwide Inc.	1,195	64

*	Apollo Group Inc. Class A	1,272	54
	Mattel Inc.	1,635	53
	Darden Restaurants Inc.	991	51
	Scripps Networks
	Interactive Inc. Class A	1,073	49
	Harley-Davidson Inc.	1,019	47
	Marriott International Inc.
	Class A	1,150	41
*	Urban Outfitters Inc.	918	26
	Hasbro Inc.	733	26
	DeVry Inc.	673	24
	Expedia Inc.	641	22
*	TripAdvisor Inc.	636	20
*	Big Lots Inc.	458	20
*	PulteGroup Inc.	1,411	12
			7,784
Consumer Staples (13.5%)
	Coca-Cola Co.	24,415	1,706
	Philip Morris
	International Inc.	18,672	1,559
	Procter & Gamble Co.	22,182	1,498
	PepsiCo Inc.	16,806	1,058
	Wal-Mart Stores Inc.	11,829	699
	Colgate-Palmolive Co.	5,204	485
	Kraft Foods Inc.	10,247	390
	Kimberly-Clark Corp.	4,233	309
	Costco Wholesale Corp.	2,748	236
	Altria Group Inc.	7,289	219
	General Mills Inc.	4,625	177
	Mead Johnson Nutrition Co.	2,189	170
	Estee Lauder Cos. Inc.
	Class A	2,402	141
	Kellogg Co.	2,663	139
	HJ Heinz Co.	2,616	138
	Lorillard Inc.	988	130
	Whole Foods Market Inc.	1,284	104
	Hershey Co.	1,646	100
	Brown-Forman Corp. Class B	1,102	90
	Reynolds American Inc.	1,997	84
	Clorox Co.	991	67

20

S&P 500 Growth Index Fund

			Market
			Value
		Shares	($000)
	JM Smucker Co.	709	53
	McCormick & Co. Inc.	1,025	52
	Sara Lee Corp.	2,349	48
	Dr Pepper Snapple Group Inc.	1,195	45
	Campbell Soup Co.	1,065	35
	Hormel Foods Corp.	663	19
			9,751
Energy (12.3%)
	Exxon Mobil Corp.	32,976	2,852
	Chevron Corp.	11,560	1,261
	Schlumberger Ltd.	14,427	1,120
	Occidental Petroleum Corp.	6,283	656
	EOG Resources Inc.	2,888	329
	Apache Corp.	2,888	312
	National Oilwell Varco Inc.	3,188	263
	Anadarko Petroleum Corp.	2,621	220
	Halliburton Co.	5,732	210
*	Cameron International Corp.	2,636	147
	Pioneer Natural
	Resources Co.	1,314	144
	Baker Hughes Inc.	2,815	142
*	FMC Technologies Inc.	2,563	129
*	Southwestern Energy Co.	3,737	124
	Noble Energy Inc.	1,189	116
	El Paso Corp.	3,973	110
	Peabody Energy Corp.	2,903	101
	Spectra Energy Corp.	3,144	99
	Williams Cos. Inc.	2,725	81
	Cabot Oil & Gas Corp.	2,246	78
	Range Resources Corp.	1,211	77
	Helmerich & Payne Inc.	1,150	71
	Consol Energy Inc.	1,755	63
	Diamond Offshore Drilling Inc.	760	52
	EQT Corp.	965	51
*	Newfield Exploration Co.	968	35
*	WPX Energy Inc.	1,140	21
			8,864
Financials (4.4%)
	American Express Co.	6,511	344
	Simon Property Group Inc.	2,085	283
	American Tower Corporation	4,225	264
	Aflac Inc.	5,013	237
	BlackRock Inc.	1,077	214
	Franklin Resources Inc.	1,564	184
	Ventas Inc.	3,095	173
	T. Rowe Price Group Inc.	2,716	167
	Public Storage	1,082	145
	Travelers Cos. Inc.	2,308	134
	Equity Residential	2,263	129
	Chubb Corp.	1,701	116
	Aon Corp.	2,329	109
*	IntercontinentalExchange Inc.	781	108
	AvalonBay Communities Inc.	704	91
	Boston Properties Inc.	856	87
	Vornado Realty Trust	1,050	86

	HCP Inc.	1,924	76
	Health Care REIT Inc.	1,273	69
	ProLogis Inc.	1,821	61
	Moody’s Corp.	1,107	43
	Plum Creek Timber Co. Inc.	818	32
	Apartment Investment &
	Management Co.	545	14
			3,166
Health Care (15.0%)
	Johnson & Johnson	29,355	1,910
	Abbott Laboratories	16,746	948
	Merck & Co. Inc.	21,297	813
	UnitedHealth Group Inc.	11,460	639
	Amgen Inc.	8,529	580
*	Gilead Sciences Inc.	8,077	367
	Bristol-Myers Squibb Co.	11,103	357
	Baxter International Inc.	6,057	352
*	Celgene Corp.	4,772	350
*	Biogen Idec Inc.	2,610	304
	Eli Lilly & Co.	7,661	301
	Allergan Inc.	3,279	294
*	Medco Health Solutions Inc.	4,162	281
	Medtronic Inc.	7,369	281
*	Express Scripts Inc.	5,226	279
*	Intuitive Surgical Inc.	419	214
	Covidien plc	3,729	195
	Stryker Corp.	3,498	188
	Becton Dickinson and Co.	2,310	176
	St. Jude Medical Inc.	3,430	144
*	Thermo Fisher Scientific Inc.	2,434	138
	WellPoint Inc.	1,903	125
*	Cerner Corp.	1,590	117
*	Zimmer Holdings Inc.	1,923	117
*	Agilent Technologies Inc.	2,607	114
*	Mylan Inc.	4,572	107
	Perrigo Co.	999	103
	Quest Diagnostics Inc.	1,695	98
	Aetna Inc.	2,100	98
*	Laboratory Corp. of
	America Holdings	1,066	96
*	Life Technologies Corp.	1,910	90
*	Edwards Lifesciences Corp.	1,224	90
	Humana Inc.	1,018	89
*	DaVita Inc.	1,023	89
*	Waters Corp.	962	86
	CR Bard Inc.	920	86
*	Watson Pharmaceuticals Inc.	1,378	80
*	Varian Medical Systems Inc.	1,207	79
	DENTSPLY International Inc.	937	36
	Patterson Cos. Inc.	482	15
			10,826
Industrials (10.6%)
	United Parcel Service Inc.
	Class B	10,374	798
	United Technologies Corp.	7,013	588

21

S&P 500 Growth Index Fund

			Market
			Value
		Shares	($000)
	Union Pacific Corp.	5,193	573
	Caterpillar Inc.	4,515	516
	3M Co.	5,802	508
	Boeing Co.	4,954	371
	Deere & Co.	4,447	369
	Honeywell International Inc.	5,241	312
	Emerson Electric Co.	5,613	282
	Lockheed Martin Corp.	2,848	252
	Danaher Corp.	4,712	249
	Norfolk Southern Corp.	2,743	189
	Cummins Inc.	1,552	187
	Illinois Tool Works Inc.	3,168	176
	General Dynamics Corp.	2,370	174
	Goodrich Corp.	1,347	170
	Precision Castparts Corp.	991	166
	WW Grainger Inc.	652	135
	Rockwell Automation Inc.	1,527	122
	Fastenal Co.	2,250	119
	CH Robinson Worldwide Inc.	1,767	117
	CSX Corp.	5,299	111
	Raytheon Co.	2,157	109
	Joy Global Inc.	1,147	100
	Roper Industries Inc.	1,051	96
	Parker Hannifin Corp.	1,055	95
	Dover Corp.	1,372	88
*	Stericycle Inc.	915	79
	Pall Corp.	1,233	78
	Stanley Black & Decker Inc.	997	77
	Expeditors International
	of Washington Inc.	1,615	70
	Rockwell Collins Inc.	1,187	70
	Fluor Corp.	1,086	66
	Cooper Industries plc	1,017	62
	Flowserve Corp.	455	54
	Dun & Bradstreet Corp.	537	44
	Iron Mountain Inc.	1,013	31
	Equifax Inc.	701	30
	Snap-on Inc.	338	21
	Robert Half International Inc.	534	15
	Masco Corp.	1,191	14
			7,683
Information Technology (27.5%)
*	Apple Inc.	9,991	5,419
	International Business
	Machines Corp.	12,670	2,493
*	Google Inc. Class A	2,716	1,679
	Microsoft Corp.	45,873	1,456
	Oracle Corp.	42,297	1,238
	QUALCOMM Inc.	18,069	1,124
	Intel Corp.	27,916	750
	Visa Inc. Class A	5,467	636
	Mastercard Inc. Class A	1,147	482
*	EMC Corp.	12,050	334
	Accenture plc Class A	5,161	307
*	eBay Inc.	8,020	287

	Automatic Data
	Processing Inc.	5,248	285
	Texas Instruments Inc.	6,994	233
*	Cognizant Technology
	Solutions Corp. Class A	3,246	230
*	Salesforce.com Inc.	1,461	209
	Broadcom Corp. Class A	5,215	194
	Intuit Inc.	3,196	185
*	NetApp Inc.	3,856	166
*	Citrix Systems Inc.	2,006	150
	Altera Corp.	3,450	133
*	SanDisk Corp.	2,586	128
*	Teradata Corp.	1,796	119
*	F5 Networks Inc.	853	107
*	Red Hat Inc.	2,110	104
	Xilinx Inc.	2,813	104
*	Fiserv Inc.	1,515	100
	Amphenol Corp. Class A	1,777	99
	KLA-Tencor Corp.	1,789	87
*	Juniper Networks Inc.	3,727	85
*	Adobe Systems Inc.	2,424	80
	Analog Devices Inc.	1,954	77
	Microchip Technology Inc.	2,084	75
*	Akamai Technologies Inc.	1,920	69
*	Symantec Corp.	3,244	58
	Paychex Inc.	1,762	55
	Western Union Co.	3,126	55
	Linear Technology Corp.	1,589	53
*	BMC Software Inc.	1,369	51
*	Motorola Mobility
	Holdings Inc.	1,163	46
*	Autodesk Inc.	1,192	45
	FLIR Systems Inc.	1,292	34
*	NVIDIA Corp.	2,097	32
	VeriSign Inc.	817	30
*	Electronic Arts Inc.	1,708	28
*	LSI Corp.	3,025	26
*	First Solar Inc.	643	21
*	Teradyne Inc.	1,246	20
*	Novellus Systems Inc.	401	19
			19,797
Materials (3.8%)
	Monsanto Co.	5,751	445
	Praxair Inc.	3,223	351
	EI du Pont de
	Nemours & Co.	6,747	343
	Newmont Mining Corp.	5,315	316
	Ecolab Inc.	3,227	194
	PPG Industries Inc.	1,658	151
	Air Products &
	Chemicals Inc.	1,494	135
	CF Industries Holdings Inc.	701	131
	Mosaic Co.	2,012	116
	Cliffs Natural Resources Inc.	1,534	97
	Sherwin-Williams Co.	926	96

22

S&P 500 Growth Index Fund

		Market
		Value
	Shares	($000)
Sigma-Aldrich Corp.	1,292	93
FMC Corp.	759	75
International Flavors &
Fragrances Inc.	882	50
Airgas Inc.	536	44
Ball Corp.	976	39
Eastman Chemical Co.	706	38
		2,714
Telecommunication Services (0.9%)
Verizon Communications Inc.	16,434	626

Utilities (1.2%)
Southern Co.	5,463	241
Dominion Resources Inc.	4,281	216
NextEra Energy Inc.	2,630	157
Progress Energy Inc.	1,871	99
Consolidated Edison Inc.	1,669	97
ONEOK Inc.	664	55
		865
Total Investments (100.0%)
(Cost $65,055)		72,076
Other Assets and Liabilities (0.0%)
Other Assets		172
Liabilities		(171)
		1
ETF Shares—Net Assets (100%)
Applicable to 1,100,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		72,077
Net Asset Value Per Share—
ETF Shares		$65.52

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	66,984
Undistributed Net Investment Income	191
Accumulated Net Realized Losses	(2,119)
Unrealized Appreciation (Depreciation)	7,021
Net Assets	72,077

See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

23

S&P 500 Growth Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	507
Total Income	507
Expenses
The Vanguard Group—Note B
Management and Administrative	27
Custodian Fees	10
Shareholders’ Reports	2
Total Expenses	39
Net Investment Income	468
Realized Net Gain (Loss) on Investment Securities Sold	948
Change in Unrealized Appreciation (Depreciation) of Investment Securities	4,925
Net Increase (Decrease) in Net Assets Resulting from Operations	6,341

See accompanying Notes, which are an integral part of the Financial Statements.

24

S&P 500 Growth Index Fund

Statement of Changes in Net Assets

		September 7,
	Six Months Ended	2010[1] to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	468	550
Realized Net Gain (Loss)	948	(378)
Change in Unrealized Appreciation (Depreciation)	4,925	2,096
Net Increase (Decrease) in Net Assets Resulting from Operations	6,341	2,268
Distributions
Net Investment Income	(435)	(392)
Realized Capital Gain	—	—
Total Distributions	(435)	(392)
Capital Share Transactions
Issued	30,488	59,669
Issued in Lieu of Cash Distributions	—	—
Redeemed	(20,183)	(5,679)
Net Increase (Decrease) from Capital Share Transactions	10,305	53,990
Total Increase (Decrease)	16,211	55,866
Net Assets
Beginning of Period	55,866	—
End of Period[2]	72,077	55,866

1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $191,000 and $158,000.

See accompanying Notes, which are an integral part of the Financial Statements.

25

S&P 500 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 7,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$58.81	$50.23
Investment Operations
Net Investment Income	.550	.797
Net Realized and Unrealized Gain (Loss) on Investments	6.702	8.414
Total from Investment Operations	7.252	9.211
Distributions
Dividends from Net Investment Income	(.542)	(.631)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.542)	(.631)
Net Asset Value, End of Period	$65.52	$58.81

Total Return	12.45%	18.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$72	$56
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.82%	1.63%[2]
Portfolio Turnover Rate[3]	43%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

S&P 500 Growth Index Fund

Notes to Financial Statements

Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Shares as of February 29, 2012. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $11,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

27

S&P 500 Growth Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 29, 2012, the fund realized $1,915,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund realized losses of $1,152,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2012.

At February 29, 2012, the cost of investment securities for tax purposes was $65,055,000. Net unrealized appreciation of investment securities for tax purposes was $7,021,000, consisting of unrealized gains of $7,401,000 on securities that had risen in value since their purchase and $380,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2012, the fund purchased $43,220,000 of investment securities and sold $32,867,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	September 7, 2010[1] to
	February 29, 2012	August 31, 2011
	Shares	Shares
	(000)	(000)
ETF Shares
Issued	500	1,050
Issued in Lieu of Cash Distributions	—	—
Redeemed	(350)	(100)
Net Increase (Decrease) in Shares Outstanding	150	950
1 Inception.

G. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

29

Six Months Ended February 29, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2011	2/29/2012	Period
Based on Actual Fund Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,141.12	$0.80
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,124.54	$0.79
Based on Hypothetical 5% Yearly Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,024.12	$0.75
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,024.12	$0.75

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Value Index Fund, 0.15%; and for the S&P Growth Index Fund, 0.15%. The dollar amounts shown as “Expenses Paid”
are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month peiod, then divided by the number of days in the most recent 12-month period.

30

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

31

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

32

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services), Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing),
Board. Principal Occupation(s) During the Past Five	and Delphi Automotive LLP (automotive components);
Years: Chairman of the Board of The Vanguard Group,	Senior Advisor at New Mountain Capital; Trustee of
Inc., and of each of the investment companies served	The Conference Board.
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive	Amy Gutmann
Officer and President of The Vanguard Group and of	Born 1949. Trustee Since June 2006. Principal
each of the investment companies served by The	Occupation(s) During the Past Five Years: President
Vanguard Group since 2008; Director of Vanguard	of the University of Pennsylvania; Christopher H.
Marketing Corporation; Managing Director of The	Browne Distinguished Professor of Political Science
Vanguard Group (1995–2008).	in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
nication and the Graduate School of Education
Independent Trustees	of the University of Pennsylvania; Director of
Carnegie Corporation of New York, Schuylkill River
Emerson U. Fullwood	Development Corporation, and Greater Philadelphia
Born 1948. Trustee Since January 2008. Principal	Chamber of Commerce; Trustee of the National
Occupation(s) During the Past Five Years: Executive	Constitution Center; Chair of the Presidential
Chief Staff and Marketing Officer for North America	Commission for the Study of Bioethical Issues.
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and	JoAnn Heffernan Heisen
services); Executive in Residence and 2010	Born 1950. Trustee Since July 1998. Principal
Distinguished Minett Professor at the Rochester	Occupation(s) During the Past Five Years: Corporate
Institute of Technology; Director of SPX Corporation	Vice President and Chief Global Diversity Officer
(multi-industry manufacturing), the United Way of	(retired 2008) and Member of the Executive
Rochester, Amerigroup Corporation (managed health	Committee (1997–2008) of Johnson & Johnson
care), the University of Rochester Medical Center,	(pharmaceuticals/medical devices/consumer
Monroe Community College Foundation, and North	products); Director of Skytop Lodge Corporation
Carolina A&T University.	(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
Rajiv L. Gupta	for Talent Innovation; Member of the Advisory Board
Born 1945. Trustee Since December 2001.[2]	of the Maxwell School of Citizenship and Public Affairs
Principal Occupation(s) During the Past Five Years:	at Syracuse University.
Chairman and Chief Executive Officer (retired 2009)

F. Joseph Loughrey	Group since 2010; Assistant Controller of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group (2001–2010).
and Chief Operating Officer (retired 2009) and Vice
Chairman of the Board (2008–2009) of Cummins Inc.	Thomas J. Higgins
(industrial machinery); Director of SKF AB (industrial	Born 1957. Chief Financial Officer Since September
machinery), Hillenbrand, Inc. (specialized consumer	2008. Principal Occupation(s) During the Past Five
services), the Lumina Foundation for Education, and	Years: Principal of The Vanguard Group, Inc.; Chief
Oxfam America; Chairman of the Advisory Council	Financial Officer of each of the investment companies
for the College of Arts and Letters and Member	served by The Vanguard Group since 2008; Treasurer
of the Advisory Board to the Kellogg Institute for	of each of the investment companies served by The
International Studies at the University of Notre Dame.	Vanguard Group (1998–2008).

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School (retired 2011); Chief Investment	the investment companies served by The Vanguard
Officer and Managing Partner of HighVista Strategies	Group since 2008; Assistant Treasurer of each of the
LLC (private investment firm); Director of Rand	investment companies served by The Vanguard Group
Merchant Bank; Overseer of the Museum of Fine	(1988–2008).
Arts Boston.
Heidi Stam
Alfred M. Rankin, Jr.	Born 1956. Secretary Since July 2005. Principal
Born 1941. Trustee Since January 1993. Principal	Occupation(s) During the Past Five Years: Managing
Occupation(s) During the Past Five Years: Chairman,	Director of The Vanguard Group, Inc., since 2006;
President, and Chief Executive Officer of NACCO	General Counsel of The Vanguard Group since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Secretary of The Vanguard Group and of each of the
Director of Goodrich Corporation (industrial products/	investment companies served by The Vanguard Group
aircraft systems and services) and the National	since 2005; Director and Senior Vice President of
Association of Manufacturers; Chairman of the Board	Vanguard Marketing Corporation since 2005;
of the Federal Reserve Bank of Cleveland and of	Principal of The Vanguard Group (1997–2006).
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Vanguard Senior Management Team
Peter F. Volanakis	Mortimer J. Buckley	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Kathleen C. Gubanich	James M. Norris
Occupation(s) During the Past Five Years: President	Paul A. Heller	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Martha G. King	George U. Sauter
Incorporated (communications equipment); Director of	Chris D. McIsaac
Corning Incorporated (2000-2010) and Dow Corning
(2001–2010); Director of SPX Corporation (multi-
industry manufacturing); Overseer of the Amos Tuck
School of Business Administration at Dartmouth	Chairman Emeritus and Senior Advisor
College; Advisor to the Norris Cotton Cancer Center.	John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal	Founder
Occupation(s) During the Past Five Years: Principal	John C. Bogle
of The Vanguard Group, Inc.; Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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Affiliates make no representation, warranty, or
This material may be used in conjunction	condition regarding the advisability of buying, selling,
with the offering of shares of any Vanguard	or holding units/shares in the funds.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18402 042012

Semiannual Report | February 29, 2012

Vanguard S&P Small-Cap 600 Index Funds

Vanguard S&P Small-Cap 600 Index Fund

Vanguard S&P Small-Cap 600 Value Index Fund

Vanguard S&P Small-Cap 600 Growth Index Fund

> For the six months ended February 29, 2012, returns for the Vanguard S&P

Small-Cap 600 Index Funds ranged from more than 12% for the S&P Small-Cap

600 Growth Index Fund to about 16% for the S&P Small-Cap 600 Value Index

Fund.

> Each fund closely tracked the return of its benchmark index and surpassed the average return of its peers.

> The three funds benefited from strength in several sectors, including information technology, financials, and consumer discretionary.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
S&P Small-Cap 600 Index Fund.	8
S&P Small-Cap 600 Value Index Fund.	25
S&P Small-Cap 600 Growth Index Fund.	38
About Your Fund’s Expenses.	51
Glossary.	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended February 29, 2012
Total
Returns
Vanguard S&P Small-Cap 600 Index Fund
Institutional Shares	14.31%
ETF Shares
Market Price	14.42
Net Asset Value	14.27
S&P SmallCap 600 Index	14.40
Small-Cap Core Funds Average	12.08
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard S&P Small-Cap 600 Value Index Fund
ETF Shares
Market Price	16.15%
Net Asset Value	16.12
S&P SmallCap 600 Value Index	16.20
Small-Cap Value Funds Average	13.12
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.
Vanguard S&P Small-Cap 600 Growth Index Fund
ETF Shares
Market Price	12.69%
Net Asset Value	12.67
S&P SmallCap 600 Growth Index	12.75
Small-Cap Growth Funds Average	12.55
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573;
8,090,646.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Chairman’s Letter

Dear Shareholder,

The Vanguard S&P Small-Cap 600 Index Funds bounced back from a weak start to deliver double-digit returns for the six months ended February 29, 2012. The funds rallied amid signs that the U.S. economy was improving and Europe’s debt problems were stabilizing.

Returns ranged from 12.67% for Vanguard S&P Small-Cap 600 Growth Index Fund to 16.12% for Vanguard S&P Small-Cap 600 Value Index Fund. (All returns cited in this letter are for ETF Shares, based on net asset value.) Vanguard S&P Small-Cap 600 Index Fund, a blend of the growth and value funds, returned 14.27%.

Each fund closely tracked the return of its benchmark index and exceeded the average return of its peers.

Notes of optimism propelled stock prices higher

U.S. stocks produced a strong double-digit return of 13.18% over the period. That statement is true enough, but the headline figure obscures the volatility that has been perhaps the most prominent feature of the financial markets over the past six months and indeed the past few years. If the six-month period had started a month earlier, for example, the Dow Jones U.S. Total Stock Market Index would have returned just 1.97%. A start date two months earlier would have put the six-month return at –5.18%.

In the six months through February, however, stock prices benefited from signs of acceleration in the U.S. economic expansion and hope that the European Union’s latest agreement on Greek debt would help contain a threat that has menaced global markets for much of the past two years. European stocks rallied on the news about Greece, but international stocks still trailed their U.S. counterparts for the full six months.

Bonds’ strength confounded expectations

Bonds produced solid returns, to the surprise of many long-time observers of the fixed income markets. At the start of the period, the yield of the 10-year U.S.

Treasury note stood at 2.22%, suggesting that returns would be very modest by historical standards. Over the next six months, however, yields moved lower still, boosting bond prices, which move in the opposite direction. At the end of February, the yield of the 10-year T-note stood at 1.98%. As yields decline, obviously, the scope for continued declines—and price increases—diminishes. Municipal bonds performed even more strongly than the broad taxable market.

The returns for 3-month Treasury bills and other money market instruments remained near 0%, consistent with the Federal Reserve’s policy on interest rates.

Market Barometer

	Total Returns
	Periods Ended February 29, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.31%	4.86%	1.77%
Russell 2000 Index (Small-caps)	12.40	-0.15	1.83
Dow Jones U.S. Total Stock Market Index	13.18	4.35	2.07
MSCI All Country World Index ex USA (International)	3.97	-6.10	-0.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.73%	8.37%	6.36%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.67	12.42	5.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.06	1.20

CPI
Consumer Price Index	0.49%	2.87%	2.27%

Value stocks outperformed growth in S&P small-cap funds

Stocks suffered in the summer and early fall as investors worried about the U.S. economy and the European debt crisis. These concerns hurt the performance of small-capitalization stocks, which tend to be more sensitive to macroeconomic events and are generally deemed riskier than their large-cap counterparts. But small-cap companies also are seen as having more potential for earnings growth than big, established businesses. So as hopes about the economy grew, small-cap stocks rebounded sharply.

For the six months, the returns of the S&P Small-Cap 600 Value Index Fund and the S&P Small-Cap 600 Index Fund beat that of the broad U.S. market, while the S&P Small-Cap 600 Growth Index Fund lagged.

The S&P Small-Cap 600 Value Index Fund bested the returns of its small-cap brethren. Among small-caps, the value segment may have been helped by the perception that it’s less volatile than its growth counterpart.

Expense Ratios
Your Fund Compared With Its Peer Group

	Institutional	ETF	Peer Group
	Shares	Shares	Average
S&P Small-Cap 600 Index Fund	0.09%	0.16%	1.37%
S&P Small-Cap 600 Value Index Fund	—	0.22	1.45
S&P Small-Cap 600 Growth Index Fund	—	0.20	1.51

The fund expense ratios shown are from the prospectus dated December 27, 2011, and represent estimated costs for the current fiscal year.
For the six months ended February 29, 2012, the annualized expense ratios were: for the S&P Small-Cap 600 Index Fund, 0.08% for
Institutional Shares and 0.15% for ETF Shares; for the S&P Small-Cap 600 Value Index Fund, 0.20% for ETF Shares; and for the S&P
Small-Cap 600 Growth Index Fund, 0.20% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the S&P Small-Cap 600 Index Fund, Small-Cap Core Funds; for the S&P Small-Cap 600 Value Index Fund, Small-Cap Value
Funds; and for the S&P Small-Cap 600 Growth Index Fund, Small-Cap Growth Funds.

The S&P Small-Cap 600 Value Index Fund benefited most from its financial, consumer discretionary, and industrial stocks. Financials, which represented about one-quarter of the fund’s holdings on average during the period, produced impressive results. Regional banks that weathered the recent financial crisis and subsequent regulatory challenges stood out. Insurance companies, real estate investment trusts (REITs), asset managers, and custodial banks also did well.

In consumer discretionary, performance got a boost from specialty automotive and apparel retailers, household goods businesses, and restaurant chains. As the U.S. economy reached firmer ground, renewed optimism lifted industrial stocks. Businesses within that sector, including manufacturers of industrial machinery, building products, and electrical equipment, posted solid returns.

The S&P Small-Cap 600 Index Fund also benefited from strength in financial and consumer discretionary stocks. But the brightest spot was information technology. Software producers, electronic equipment and instrument makers and marketers, and semiconductor producers and suppliers each produced double-digit gains.

While technology stocks boosted the returns of all three small-cap funds, they made an especially big contribution to the S&P Small-Cap 600 Growth Index Fund. The sector accounted for more than one-quarter of the fund’s holdings on average during the period and contributed nearly 5 percentage points to its total return. Health care stocks also added significantly to the fund’s overall result. Pharmaceuticals, insurers, health care service providers, and equipment and supply businesses delivered noteworthy

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

returns. In consumer discretionary, specialty retailers and restaurant chains produced double-digit gains.

Still, the growth fund’s overall results were hurt by its consumer staples and telecommunication services sector holdings, both of which produced negative returns for the period. In consumer staples, retailers of food products faced a variety of challenges, including higher production costs, lower prices, and internal financial problems. In telecommunication services, a few wireless communications stocks dragged down returns. Another source of weakness for the fund was its relatively small and narrow allocation to financial stocks—a sector more associated with value stocks—compared with its small-cap counterparts.

Balance and diversification are critical over the long term

A look back at the half-year shows how drastically the stock market can change within a short time. The S&P Small-Cap 600 Index Funds opened the period with double-digit negative returns but ended with double-digit gains.

Although the stock market has a tendency to swing from one direction to the other, it should not significantly influence the way you invest for the long term. At Vanguard, we continue to encourage investors to stick to the same guiding principles we have advocated for years, regardless of market conditions; Create a balanced, diversified portfolio with an allocation to stocks, bonds, and money market funds in proportions consistent with your long-term goals and risk tolerance.

A recent Vanguard research paper,

Asset Allocation in a Low-Yield and Volatile Environment (available at vanguard.com/ research), confirms our belief in the importance of maintaining a balanced plan. If you had held a portfolio with a 50/50 blend of stocks and bonds between October 2007—the peak of the U.S. stock market before the recession started—and September 30, 2011, you would have ended up with a gain of 3.21%. An investor in 100% stocks, by contrast, would be down 22.23%.

As you develop your long-term investment plan, you may also want to consider diversifying within asset classes; that way, you get some access to whichever sectors or investing styles are in favor, along with some buffering when trends suddenly shift. Vanguard’s S&P Small-Cap Index Funds, with their low-cost exposure to different segments of the U.S. small-cap market, can be a valuable component of such a balanced investment portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 21, 2012

Your Fund’s Performance at a Glance
August 31, 2011, Through February 29, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard S&P Small-Cap 600 Index Fund
Institutional Shares	$118.12	$133.93	$1.014	$0.000
ETF Shares	58.84	66.72	0.477	0.000
Vanguard S&P Small-Cap 600 Value Index Fund
ETF Shares	$56.68	$65.11	$0.651	$0.000
Vanguard S&P Small-Cap 600 Growth Index
Fund
ETF Shares	$61.18	$68.57	$0.337	$0.000

S&P Small-Cap 600 Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VSMSX	VIOO
Expense Ratio[1]	0.09%	0.16%
30-Day SEC Yield	1.10%	1.03%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	Index
Number of Stocks	601	600	3,733
Median Market Cap	$1.2B	$1.2B	$33.9B
Price/Earnings Ratio	21.6x	21.6x	16.5x
Price/Book Ratio	1.8x	1.8x	2.2x
Return on Equity	10.3%	10.3%	18.2%
Earnings Growth Rate	3.4%	3.4%	7.6%
Dividend Yield	1.2%	1.2%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	15%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund 600 Index		Index
Consumer
Discretionary	15.5%	15.5%	11.9%
Consumer Staples	4.1	4.1	9.4
Energy	4.6	4.6	11.2
Financials	19.7	19.7	15.4
Health Care	10.8	10.8	11.4
Industrials	15.7	15.7	11.2
Information
Technology	19.5	19.5	19.4
Materials	5.3	5.3	4.1
Telecommunication
Services	0.6	0.6	2.5
Utilities	4.2	4.2	3.5

Ten Largest Holdings (% of total net assets)
Kilroy Realty Corp.	Office REITs	0.6%
Salix Pharmaceuticals
Ltd.	Pharmaceuticals	0.6
BioMed Realty Trust Inc.	Office REITs	0.6
ProAssurance Corp.	Property & Casualty
	Insurance	0.5
Cubist Pharmaceuticals
Inc.	Biotechnology	0.5
Tanger Factory Outlet
Centers	Retail REITs	0.5
Extra Space Storage Inc.	Specialized REITs	0.5
Questcor
Pharmaceuticals Inc.	Pharmaceuticals	0.5
Centene Corp.	Managed Health
	Care	0.5
Delphi Financial Group	Life & Health
Inc.	Insurance	0.5
Top Ten		5.3%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 27, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

S&P Small-Cap 600 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 29, 2012

Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	4/1/2011	—	-6.67%
ETF Shares	9/7/2010
Market Price		0.69%	18.31
Net Asset Value		0.77	18.33

Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on April 1, 2011. The total returns shown are based on the period beginning April 1, 2011.
See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (15.5%)
	Brunswick Corp.	19,743	472
	Men’s Wearhouse Inc.	11,344	439
	Wolverine World Wide Inc.	10,702	408
*	Coinstar Inc.	6,849	399
*	Crocs Inc.	20,027	393
	Pool Corp.	10,590	385
*	Select Comfort Corp.	12,532	371
*	Steven Madden Ltd.	8,506	367
*	Genesco Inc.	5,386	367
*	Buffalo Wild Wings Inc.	4,042	350
*	Cabela’s Inc.	9,521	338
	Hillenbrand Inc.	13,941	320
*	JOS A Bank Clothiers Inc.	6,217	320
	Monro Muffler Brake Inc.	6,788	311
*	Live Nation Entertainment
	Inc.	32,884	306
*	Iconix Brand Group Inc.	16,433	298
*	Hibbett Sports Inc.	5,825	285
	Cracker Barrel Old Country
	Store Inc.	5,056	281
*	Childrens Place Retail
	Stores Inc.	5,478	278
*	Vitamin Shoppe Inc.	6,428	273
	Buckle Inc.	5,960	268
*	BJ’s Restaurants Inc.	5,320	264
	Finish Line Inc. Class A	11,463	264
	Group 1 Automotive Inc.	5,010	258
*	Jack in the Box Inc.	9,730	232
*	Helen of Troy Ltd.	6,983	227
	Texas Roadhouse Inc.
	Class A	13,157	220
*	Liz Claiborne Inc.	21,000	205
	Arbitron Inc.	6,030	202
*	Peet’s Coffee & Tea Inc.	2,877	185
*	DineEquity Inc.	3,458	185
	PF Chang’s China Bistro Inc.	4,736	181
	Ryland Group Inc.	9,871	179

	Cato Corp. Class A	6,553	178
	Sturm Ruger & Co. Inc.	4,241	177
	PEP Boys-Manny
	Moe & Jack	11,745	177
*	Shuffle Master Inc.	11,994	175
*	La-Z-Boy Inc.	11,580	165
	CEC Entertainment Inc.	4,217	161
*	Meritage Homes Corp.	6,213	161
	Oxford Industries Inc.	3,094	156
*	American Public Education
	Inc.	3,980	156
*	Pinnacle Entertainment Inc.	13,999	154
*	Papa John’s International Inc.	4,133	154
*	Zumiez Inc.	4,880	153
*	iRobot Corp.	6,002	153
*	Marriott Vacations Worldwide
	Corp.	6,044	151
*	True Religion Apparel Inc.	5,662	149
	Ethan Allen Interiors Inc.	5,804	147
*	Lumber Liquidators Holdings
	Inc.	6,226	136
	Sonic Automotive Inc.
	Class A	7,804	134
*	Biglari Holdings Inc.	323	133
*	Quiksilver Inc.	27,132	127
*	Capella Education Co.	3,237	126
*	Interval Leisure Group Inc.	8,966	121
	Fred’s Inc. Class A	8,669	120
*	Career Education Corp.	13,404	116
*	Drew Industries Inc.	4,154	114
*	Sonic Corp.	13,472	111
	Lithia Motors Inc. Class A	4,685	111
*	Ruby Tuesday Inc.	14,153	110
*	OfficeMax Inc.	19,501	109
*	Blue Nile Inc.	3,047	109
*	Maidenform Brands Inc.	5,096	107
*	Skechers U.S.A. Inc. Class A	8,336	106
*	Arctic Cat Inc.	2,762	102
	Stage Stores Inc.	6,628	99

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
	Brown Shoe Co. Inc.	9,070	98
*	Boyd Gaming Corp.	12,120	97
*	Standard Pacific Corp.	21,890	96
	Callaway Golf Co.	14,567	95
	Superior Industries
	International Inc.	5,106	92
*	Rue21 Inc.	3,384	90
	Jakks Pacific Inc.	5,614	87
*	Corinthian Colleges Inc.	19,097	86
*	Red Robin Gourmet
	Burgers Inc.	2,491	86
	HOT Topic Inc.	9,387	84
	Harte-Hanks Inc.	9,501	83
	Movado Group Inc.	3,867	83
	Blyth Inc.	1,137	73
	Nutrisystem Inc.	6,199	70
*	EW Scripps Co. Class A	6,745	64
*	Universal Electronics Inc.	3,157	62
*	Multimedia Games Holding
	Co. Inc.	6,028	62
*	Universal Technical Institute
	Inc.	4,643	60
*	Digital Generation Inc.	5,971	60
*	Winnebago Industries Inc.	6,682	60
*	Kirkland’s Inc.	3,531	56
	PetMed Express Inc.	4,602	56
*	VOXX International Corp.
	Class A	4,296	55
	Marcus Corp.	4,548	55
*	M/I Homes Inc.	4,167	50
*	Ruth’s Hospitality Group Inc.	7,490	47
*	Perry Ellis International Inc.	2,627	46
	Haverty Furniture Cos. Inc.	4,014	44
	Spartan Motors Inc.	7,712	44
*	O’Charleys Inc.	4,399	44
*	MarineMax Inc.	5,353	43
*	Stein Mart Inc.	5,781	41
	Lincoln Educational Services
	Corp.	4,784	40
	Big 5 Sporting Goods Corp.	4,761	37
*	Tuesday Morning Corp.	9,301	32
*	Midas Inc.	3,064	28
*	Monarch Casino & Resort Inc.	2,397	25
*	Zale Corp.	6,451	21
*	K-Swiss Inc. Class A	6,060	20
*	Coldwater Creek Inc.	18,957	18
	Christopher & Banks Corp.	7,902	17
			16,995
Consumer Staples (4.1%)
*	United Natural Foods Inc.	10,777	491
*	TreeHouse Foods Inc.	7,926	457
	Casey’s General Stores Inc.	8,418	431
*	Darling International Inc.	25,971	415
*	Hain Celestial Group Inc.	9,789	400
	B&G Foods Inc. Class A	10,520	245

	Snyders-Lance Inc.	10,325	232
	Sanderson Farms Inc.	4,170	205
*	Prestige Brands Holdings Inc.	11,352	187
	Andersons Inc.	4,114	177
*	Boston Beer Co. Inc. Class A	1,868	177
	J&J Snack Foods Corp.	3,217	161
	WD-40 Co.	3,566	154
	Cal-Maine Foods Inc.	3,232	124
	Diamond Foods Inc.	4,903	117
	Spartan Stores Inc.	5,032	90
*	Central Garden and Pet Co.
	Class A	9,368	90
	Calavo Growers Inc.	2,733	75
*	Alliance One International Inc.	19,357	71
	Nash Finch Co.	2,623	70
	Inter Parfums Inc.	3,634	61
*	Medifast Inc.	3,178	52
*	Seneca Foods Corp. Class A	1,975	51
			4,533
Energy (4.6%)
	Lufkin Industries Inc.	6,727	536
*	SEACOR Holdings Inc.	4,804	475
	Bristow Group Inc.	8,034	379
*	Stone Energy Corp.	10,925	349
*	Gulfport Energy Corp.	9,936	334
*	Hornbeck Offshore
	Services Inc.	7,498	306
*	Swift Energy Co.	9,490	285
*	Cloud Peak Energy Inc.	13,573	241
*	Approach Resources Inc.	5,905	204
*	ION Geophysical Corp.	28,257	202
*	Exterran Holdings Inc.	13,986	201
*	Contango Oil & Gas Co.	2,836	180
*	Petroleum Development
	Corp.	5,256	171
*	Comstock Resources Inc.	10,382	167
*	Tetra Technologies Inc.	17,228	157
*	OYO Geospace Corp.	1,407	155
*	GeoResources Inc.	4,471	143
*	Pioneer Drilling Co.	13,450	134
*	Basic Energy Services Inc.	6,608	131
	Gulf Island Fabrication Inc.	3,102	91
*	Matrix Service Co.	5,869	78
*	Petroquest Energy Inc.	12,462	76
	Overseas Shipholding
	Group Inc.	5,810	51
	Penn Virginia Corp.	10,377	51
			5,097
Financials (19.6%)
	Kilroy Realty Corp.	14,793	648
	BioMed Realty Trust Inc.	34,129	629
	ProAssurance Corp.	6,783	595
	Tanger Factory Outlet
	Centers	19,256	564

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
	Extra Space Storage Inc.	20,987	553
	Delphi Financial Group Inc.	12,138	541
	Mid-America Apartment
	Communities Inc.	8,411	525
	Post Properties Inc.	11,552	504
	LaSalle Hotel Properties	18,497	493
	Entertainment Properties
	Trust	10,322	470
*	Stifel Financial Corp.	11,904	447
	Colonial Properties Trust	19,370	397
	Susquehanna Bancshares
	Inc.	41,387	384
	DiamondRock Hospitality Co.	37,161	370
	FNB Corp.	31,025	366
	Healthcare Realty Trust Inc.	17,325	358
	Umpqua Holdings Corp.	25,535	315
*	Ezcorp Inc. Class A	9,655	304
	Cash America International
	Inc.	6,440	299
	UMB Financial Corp.	7,106	296
	Sovran Self Storage Inc.	6,134	291
	Prospect Capital Corp.	26,945	291
	United Bankshares Inc.	9,936	291
	EastGroup Properties Inc.	5,914	285
*	First Cash Financial
	Services Inc.	6,638	280
	Medical Properties Trust Inc.	28,857	280
*	Texas Capital Bancshares
	Inc.	8,253	280
	Northwest Bancshares Inc.	21,460	271
	Wintrust Financial Corp.	7,923	267
	RLI Corp.	3,667	257
	Lexington Realty Trust	29,667	257
	PS Business Parks Inc.	4,101	256
	Old National Bancorp	20,885	252
	First Financial Bankshares
	Inc.	6,941	238
	National Penn Bancshares
	Inc.	27,120	237
	Community Bank System
	Inc.	8,647	236
	Glacier Bancorp Inc.	15,898	219
	First Financial Bancorp	12,871	211
	LTC Properties Inc.	6,714	207
	Selective Insurance Group
	Inc.	11,994	206
*	World Acceptance Corp.	3,223	205
	Tower Group Inc.	8,850	204
	Acadia Realty Trust	9,442	200
*	Financial Engines Inc.	8,670	200
	PrivateBancorp Inc. Class A	13,233	192
	First Midwest Bancorp Inc.	16,560	191
	Columbia Banking System
	Inc.	8,775	186
	Bank of the Ozarks Inc.	6,319	185

*	BBCN Bancorp Inc.	17,344	178
	Cousins Properties Inc.	23,104	171
	Pennsylvania REIT	12,429	167
	Boston Private Financial
	Holdings Inc.	17,421	166
	Franklin Street Properties
	Corp.	16,089	166
	Provident Financial Services
	Inc.	11,988	165
	PacWest Bancorp	7,480	163
	NBT Bancorp Inc.	7,376	161
	Horace Mann Educators
	Corp.	8,955	155
	Inland Real Estate Corp.	17,308	150
	Infinity Property & Casualty
	Corp.	2,645	145
	Safety Insurance Group Inc.	3,396	145
	Brookline Bancorp Inc.	15,737	144
*	National Financial Partners
	Corp.	9,318	142
	First Commonwealth
	Financial Corp.	23,545	141
	Interactive Brokers Group
	Inc.	8,691	138
	Employers Holdings Inc.	7,815	135
	Oritani Financial Corp.	10,295	134
	S&T Bancorp Inc.	6,304	134
	Independent Bank Corp.	4,829	133
*	Pinnacle Financial Partners
	Inc.	7,709	128
*	Forestar Group Inc.	7,942	125
	Home Bancshares Inc.	4,852	122
*	Navigators Group Inc.	2,480	117
	City Holding Co.	3,343	115
	ViewPoint Financial Group	7,456	112
	Meadowbrook Insurance
	Group Inc.	11,544	110
	Trustco Bank Corp. NY	20,386	109
	Universal Health Realty
	Income Trust	2,866	108
*	Virtus Investment Partners
	Inc.	1,338	106
	Getty Realty Corp.	5,986	102
*	Investment Technology
	Group Inc.	8,806	101
	Simmons First National Corp.
	Class A	3,802	100
	Saul Centers Inc.	2,542	96
	Urstadt Biddle Properties Inc.
	Class A	4,988	95
*	AMERISAFE Inc.	4,060	92
	United Fire Group Inc.	4,464	90
	Dime Community
	Bancshares Inc.	6,329	88
*	Piper Jaffray Cos.	3,366	83

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
	Tompkins Financial Corp.	1,790	74
	Kite Realty Group Trust	14,191	70
*	eHealth Inc.	4,421	66
	Sterling Bancorp	6,929	62
*	Hanmi Financial Corp.	7,109	62
*	Wilshire Bancorp Inc.	13,421	58
	Cedar Realty Trust Inc.	11,971	57
	Stewart Information
	Services Corp.	4,207	55
	Calamos Asset Management
	Inc. Class A	4,418	54
	Presidential Life Corp.	4,617	50
	Parkway Properties Inc.	4,960	49
	Bank Mutual Corp.	10,638	42
*	United Community Banks
	Inc.	4,380	39
	SWS Group Inc.	6,461	36
*	First BanCorp	4,114	16
			21,555
Health Care (10.8%)
*	Salix Pharmaceuticals Ltd.	13,122	647
*	Cubist Pharmaceuticals Inc.	13,680	586
*	Questcor Pharmaceuticals
	Inc.	13,960	543
*	Centene Corp.	11,127	543
*	Viropharma Inc.	15,596	500
*	Align Technology Inc.	15,163	388
	Quality Systems Inc.	8,773	376
*	Haemonetics Corp.	5,554	372
*	Zoll Medical Corp.	4,930	361
*	PAREXEL International Corp.	13,027	319
	West Pharmaceutical
	Services Inc.	7,415	308
*	Magellan Health Services Inc.	6,246	295
*	Par Pharmaceutical Cos. Inc.	7,902	293
*	PSS World Medical Inc.	11,609	281
	Chemed Corp.	4,393	272
*	Medicines Co.	11,728	251
*	MWI Veterinary Supply Inc.	2,814	244
*	Air Methods Corp.	2,504	226
*	Molina Healthcare Inc.	6,290	214
*	Cyberonics Inc.	5,523	206
*	CONMED Corp.	6,204	185
*	Akorn Inc.	14,774	185
*	Amsurg Corp. Class A	6,966	182
*	Neogen Corp.	5,207	181
	Meridian Bioscience Inc.	9,201	166
	Analogic Corp.	2,732	156
*	Hanger Orthopedic Group
	Inc.	7,449	154
	Computer Programs
	& Systems Inc.	2,479	151
*	NuVasive Inc.	9,450	148
*	Integra LifeSciences
	Holdings Corp.	4,457	141

*	Momenta Pharmaceuticals
	Inc.	9,601	141
*	IPC The Hospitalist Co. Inc.	3,710	135
*	Abaxis Inc.	4,866	129
*	Greatbatch Inc.	5,107	126
*	ICU Medical Inc.	2,650	122
*	Kindred Healthcare Inc.	11,654	120
	Invacare Corp.	7,170	118
*	Merit Medical Systems Inc.	9,433	118
	Landauer Inc.	2,128	114
*	Bio-Reference Labs Inc.	5,506	111
*	Omnicell Inc.	7,244	108
	Ensign Group Inc.	3,555	97
*	Medidata Solutions Inc.	4,821	96
	Cantel Medical Corp.	4,444	90
*	Hi-Tech Pharmacal Co. Inc.	2,218	89
*	Arqule Inc.	11,847	84
*	Amedisys Inc.	6,434	83
*	Emergent Biosolutions Inc.	5,361	82
*	PharMerica Corp.	6,402	79
*	Natus Medical Inc.	6,720	70
*	Affymetrix Inc.	16,075	67
*	Corvel Corp.	1,427	65
*	Healthways Inc.	7,664	61
*	eResearchTechnology Inc.	9,439	60
*	LHC Group Inc.	3,528	60
*	Symmetry Medical Inc.	8,002	58
*	Gentiva Health Services Inc.	6,921	54
*	SurModics Inc.	3,282	47
*	Palomar Medical
	Technologies Inc.	4,193	46
*	AMN Healthcare Services
	Inc.	8,546	46
*	Cambrex Corp.	6,330	42
*	Almost Family Inc.	1,810	41
*	Cross Country Healthcare
	Inc.	6,853	39
	Kensey Nash Corp.	1,642	37
*	CryoLife Inc.	6,333	35
*	Savient Pharmaceuticals Inc.	16,486	33
*	Enzo Biochem Inc.	7,541	19
			11,796
Industrials (15.7%)
	Robbins & Myers Inc.	10,225	499
*	Teledyne Technologies Inc.	8,168	487
	Toro Co.	6,787	460
*	Old Dominion Freight Line
	Inc.	10,422	453
*	Moog Inc. Class A	10,008	439
	Actuant Corp. Class A	15,284	431
	EMCOR Group Inc.	14,782	411
	Belden Inc.	10,328	408
	Mueller Industries Inc.	8,489	390
	AO Smith Corp.	8,629	390
	Curtiss-Wright Corp.	10,351	385

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
	Applied Industrial
	Technologies Inc.	9,329	375
	Brady Corp. Class A	11,624	371
*	EnerSys	10,635	357
*	Tetra Tech Inc.	13,948	343
*	HUB Group Inc. Class A	8,256	294
	Barnes Group Inc.	10,375	287
	Healthcare Services Group
	Inc.	14,711	287
*	II-VI Inc.	12,039	282
	United Stationers Inc.	9,522	276
	Simpson Manufacturing Co.
	Inc.	9,043	270
	Kaydon Corp.	7,095	267
*	Portfolio Recovery
	Associates Inc.	3,776	263
	Watts Water Technologies
	Inc. Class A	6,414	254
*	Geo Group Inc.	13,814	243
	ABM Industries Inc.	10,597	241
	Knight Transportation Inc.	12,980	222
	Forward Air Corp.	6,312	213
	ESCO Technologies Inc.	5,933	212
	Franklin Electric Co. Inc.	4,165	208
	Unifirst Corp.	3,389	204
	Kaman Corp.	5,827	201
	AAR Corp.	8,638	190
	Briggs & Stratton Corp.	11,147	189
	Lindsay Corp.	2,820	185
	Heartland Express Inc.	12,781	185
*	Orbital Sciences Corp.	13,031	183
*	EnPro Industries Inc.	4,632	175
	Tennant Co.	4,198	172
*	Astec Industries Inc.	4,463	169
*	Mobile Mini Inc.	7,824	169
	Cubic Corp.	3,519	168
*	Allegiant Travel Co. Class A	3,348	167
*	Ceradyne Inc.	5,383	166
*	Dycom Industries Inc.	7,502	160
*	Navigant Consulting Inc.	11,678	158
	Interface Inc. Class A	12,830	157
*	Aegion Corp. Class A	8,720	154
	Insperity Inc.	5,019	151
	Albany International Corp.	6,292	150
*	TrueBlue Inc.	8,968	148
	American Science
	& Engineering Inc.	1,995	145
*	Exponent Inc.	2,965	143
	AZZ Inc.	2,823	142
	G&K Services Inc. Class A	4,239	141
	Quanex Building Products
	Corp.	8,284	141
	Universal Forest Products Inc.	4,381	141
	SkyWest Inc.	11,354	130
	CIRCOR International Inc.	3,863	128

	Encore Wire Corp.	4,329	126
	Resources Connection Inc.	9,621	126
*	SYKES Enterprises Inc.	8,860	122
*	On Assignment Inc.	8,345	116
*	Aerovironment Inc.	3,993	114
	John Bean Technologies
	Corp.	6,487	112
*	Encore Capital Group Inc.	4,926	110
	Griffon Corp.	10,180	109
	Standex International Corp.	2,785	106
	Cascade Corp.	1,956	104
	Arkansas Best Corp.	5,503	98
	Kelly Services Inc. Class A	6,427	96
*	Gibraltar Industries Inc.	6,890	95
	National Presto Industries Inc.	1,090	94
	Comfort Systems USA Inc.	8,095	93
*	Consolidated Graphics Inc.	1,929	90
	Viad Corp.	4,468	87
	Apogee Enterprises Inc.	6,139	81
	Heidrick & Struggles
	International Inc.	3,898	79
*	GenCorp Inc.	12,987	78
	AAON Inc.	4,079	76
*	Powell Industries Inc.	1,953	64
*	Federal Signal Corp.	13,563	64
*	Dolan Co.	6,686	60
*	NCI Building Systems Inc.	4,489	54
	CDI Corp.	2,933	44
*	Orion Marine Group Inc.	5,841	43
	Vicor Corp.	4,129	34
*	Lydall Inc.	3,582	33
	Lawson Products Inc.	861	14
	Standard Register Co.	3,824	6
			17,258
Information Technology (19.5%)
*	Wright Express Corp.	8,538	528
*	CommVault Systems Inc.	9,627	496
*	Viasat Inc.	9,342	431
*	Anixter International Inc.	6,135	427
*	Taleo Corp. Class A	9,211	422
*	Microsemi Corp.	19,269	403
	Cognex Corp.	9,339	398
*	FEI Co.	8,345	372
*	Hittite Microwave Corp.	6,217	356
	MKS Instruments Inc.	11,665	349
*	CACI International Inc.
	Class A	5,883	348
*	Cirrus Logic Inc.	14,065	332
*	Progress Software Corp.	14,094	327
*	Netgear Inc.	8,382	315
	j2 Global Inc.	10,601	314
*	Cymer Inc.	6,805	313
	MAXIMUS Inc.	7,483	312
	Blackbaud Inc.	9,531	301
*	Arris Group Inc.	25,929	295

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
*	Take-Two Interactive
	Software Inc.	19,069	295
*	Sourcefire Inc.	6,373	287
*	Plexus Corp.	7,630	265
*	Synaptics Inc.	7,109	261
	Littelfuse Inc.	4,929	261
*	Cardtronics Inc.	9,669	257
*	OSI Systems Inc.	4,350	257
*	DealerTrack Holdings Inc.	9,150	255
*	Cabot Microelectronics Corp.	4,977	250
	Heartland Payment Systems
	Inc.	8,742	248
*	MicroStrategy Inc. Class A	1,788	242
*	TriQuint Semiconductor Inc.	36,815	237
*	SYNNEX Corp.	5,700	235
*	JDA Software Group Inc.	9,348	234
*	Veeco Instruments Inc.	8,581	232
	Power Integrations Inc.	6,211	232
*	GT Advanced Technologies
	Inc.	26,565	227
*	Bottomline Technologies Inc.	7,984	224
*	Scansource Inc.	6,011	222
*	Liquidity Services Inc.	5,112	221
*	Manhattan Associates Inc.	4,588	213
*	Benchmark Electronics Inc.	12,796	210
*	FARO Technologies Inc.	3,691	205
*	Tyler Technologies Inc.	5,408	204
*	Insight Enterprises Inc.	9,756	204
*	Diodes Inc.	8,181	203
*	Synchronoss Technologies
	Inc.	5,922	198
*	Tessera Technologies Inc.	11,396	191
*	Kulicke & Soffa Industries
	Inc.	16,156	182
*	Stratasys Inc.	4,720	174
*	LogMeIn Inc.	4,696	173
	Brooks Automation Inc.	14,439	173
	MTS Systems Corp.	3,501	172
*	Volterra Semiconductor Corp.	5,497	169
*	Netscout Systems Inc.	7,691	163
	Ebix Inc.	6,955	162
*	comScore Inc.	7,365	162
*	LivePerson Inc.	10,639	160
*	Websense Inc.	8,654	156
*	Ultratech Inc.	5,725	156
*	ATMI Inc.	7,063	156
*	Harmonic Inc.	25,917	153
*	Rofin-Sinar Technologies Inc.	6,335	149
*	Digital River Inc.	8,346	147
	Comtech
	Telecommunications Corp.	4,553	147
*	Newport Corp.	8,460	141
*	TTM Technologies Inc.	11,478	134
*	Rogers Corp.	3,623	134
*	Brightpoint Inc.	15,163	133

*	Standard Microsystems Corp.	5,115	131
*	Ceva Inc.	5,263	130
	Park Electrochemical Corp.	4,514	129
*	Monolithic Power Systems
	Inc.	6,703	125
*	CSG Systems International
	Inc.	7,643	122
*	Advanced Energy Industries
	Inc.	10,046	121
*	Entropic Communications
	Inc.	19,460	120
	Micrel Inc.	11,210	120
*	iGate Corp.	6,769	118
*	Monotype Imaging Holdings
	Inc.	8,115	114
*	Measurement Specialties Inc.	3,400	111
	Badger Meter Inc.	3,350	108
*	Forrester Research Inc.	3,339	108
	Black Box Corp.	3,997	108
*	InfoSpace Inc.	8,929	104
*	Higher One Holdings Inc.	7,035	103
	United Online Inc.	20,165	102
*	DTS Inc.	3,610	101
*	Super Micro Computer Inc.	5,949	98
*	Checkpoint Systems Inc.	8,679	96
*	Mercury Computer Systems
	Inc.	6,615	95
	OPNET	3,210	92
*	Interactive Intelligence
	Group Inc.	3,173	89
*	TeleTech Holdings Inc.	5,462	83
*	Intermec Inc.	11,111	83
*	Perficient Inc.	6,722	81
	EPIQ Systems Inc.	6,887	79
	CTS Corp.	7,425	74
	Methode Electronics Inc.	8,001	73
	Daktronics Inc.	8,131	73
	Electro Scientific Industries
	Inc.	5,230	72
*	CIBER Inc.	16,474	72
*	Stamps.com Inc.	2,781	72
*	Avid Technology Inc.	6,623	71
*	Rudolph Technologies Inc.	7,119	70
*	Exar Corp.	9,998	70
*	Oplink Communications Inc.	4,256	70
*	Nanometrics Inc.	3,820	67
*	Virtusa Corp.	4,095	64
*	STR Holdings Inc.	8,973	64
*	Digi International Inc.	5,593	63
	Cohu Inc.	5,344	60
*	XO Group Inc.	6,420	58
*	Kopin Corp.	14,894	54
*	Symmetricom Inc.	9,096	53
*	Supertex Inc.	2,698	50

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
*	Pericom Semiconductor
	Corp.	5,471	42
*	Sigma Designs Inc.	7,035	40
	Bel Fuse Inc. Class B	2,307	40
*	Intevac Inc.	4,974	39
*	Radisys Corp.	4,849	36
*	Rubicon Technology Inc.	4,014	36
*	DSP Group Inc.	5,496	35
	PC-Tel Inc.	3,958	29
	Pulse Electronics Corp.	9,417	29
*	Agilysys Inc.	3,100	25
*	Novatel Wireless Inc.	6,490	22
*	NCI Inc. Class A	1,744	13
			21,412
Materials (5.3%)
	HB Fuller Co.	10,781	325
	Eagle Materials Inc.	10,025	315
	Buckeye Technologies Inc.	8,796	300
	PolyOne Corp.	20,007	269
	Schweitzer-Mauduit
	International Inc.	3,568	250
*	SunCoke Energy Inc.	15,643	224
	Texas Industries Inc.	6,196	210
*	Kraton Performance
	Polymers Inc.	7,116	198
*	OM Group Inc.	7,170	197
	AK Steel Holding Corp.	24,374	193
*	Calgon Carbon Corp.	12,558	190
*	KapStone Paper and
	Packaging Corp.	8,719	175
	Balchem Corp.	6,380	174
*	Clearwater Paper Corp.	5,053	173
	Koppers Holdings Inc.	4,585	172
	Haynes International Inc.	2,694	170
	Kaiser Aluminum Corp.	3,520	170
	A Schulman Inc.	6,563	170
*	LSB Industries Inc.	4,142	167
	AMCOL International Corp.	5,580	164
	Stepan Co.	1,850	162
	Deltic Timber Corp.	2,413	157
*	RTI International Metals Inc.	6,725	152
*	Materion Corp.	4,570	134
	Tredegar Corp.	5,119	119
*	Century Aluminum Co.	12,037	118
	Quaker Chemical Corp.	2,822	116
	Wausau Paper Corp.	11,146	104
	Myers Industries Inc.	7,386	98
	Neenah Paper Inc.	3,293	92
	American Vanguard Corp.	5,070	84
	Hawkins Inc.	2,004	78
	Zep Inc.	4,750	72
	Olympic Steel Inc.	1,979	46
*	Headwaters Inc.	13,912	42
*	AM Castle & Co.	3,597	41
			5,821

Telecommunication Services (0.6%)
* Cincinnati Bell Inc.	43,712	164
* General Communication Inc.
Class A	7,535	80
NTELOS Holdings Corp.	3,332	77
* Neutral Tandem Inc.	6,830	76
Atlantic Tele-Network Inc.	1,988	76
USA Mobility Inc.	4,785	66
* Cbeyond Inc.	6,581	51
Lumos Networks Corp.	3,399	43
		633
Utilities (4.2%)
Piedmont Natural Gas Co.
Inc.	16,047	520
Southwest Gas Corp.	10,159	433
New Jersey Resources Corp.	9,163	428
UIL Holdings Corp.	11,187	394
South Jersey Industries Inc.	6,696	348
Avista Corp.	12,974	321
Unisource Energy Corp.	8,249	304
Allete Inc.	7,122	296
El Paso Electric Co.	8,990	294
NorthWestern Corp.	7,978	277
Northwest Natural Gas Co.	5,877	269
CH Energy Group Inc.	3,306	220
Laclede Group Inc.	4,968	204
American States Water Co.	4,191	155
Central Vermont Public
Service Corp.	2,903	102
		4,565
Total Common Stocks
(Cost $106,195)		109,665
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity
Fund, 0.111% (Cost $10)	9,682	10
Total Investments (99.9%)
(Cost $106,205)		109,675
Other Assets and Liabilities (0.1%)
Other Assets		155
Liabilities		(47)
		108
Net Assets (100%)		109,783

S&P Small-Cap 600 Index Fund

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	107,632
Undistributed Net Investment Income	46
Accumulated Net Realized Losses	(1,365)
Unrealized Appreciation (Depreciation)	3,470
Net Assets	109,783

Institutional Shares—Net Assets
Applicable to 695,143 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	93,102
Net Asset Value Per Share—
Institutional Shares	$133.93

ETF Shares—Net Assets
Applicable to 250,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	16,681
Net Asset Value Per Share—
ETF Shares	$66.72

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	521
Interest[1]	1
Total Income	522
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	24
Management and Administrative—ETF Shares	8
Custodian Fees	8
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	41
Net Investment Income	481
Realized Net Gain (Loss) on Investment Securities Sold	413
Change in Unrealized Appreciation (Depreciation) of Investment Securities	12,017
Net Increase (Decrease) in Net Assets Resulting from Operations	12,911
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Statement of Changes in Net Assets

		September 7,
	Six Months Ended	2010[1] to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	481	407
Realized Net Gain (Loss)	413	(403)
Change in Unrealized Appreciation (Depreciation)	12,017	(8,547)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,911	(8,543)
Distributions
Net Investment Income
Institutional Shares	(681)	—
ETF Shares	(95)	(36)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(776)	(36)
Capital Share Transactions
Institutional Shares	9,656	81,749
ETF Shares	3,327	11,495
Net Increase (Decrease) from Capital Share Transactions	12,983	93,244
Total Increase (Decrease)	25,118	84,665
Net Assets
Beginning of Period	84,665	—
End of Period[2]	109,783	84,665
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $46,000 and $341,000.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Financial Highlights

Institutional Shares
	Six Months	April 1,
	Ended	2011[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$118.12	$132.94
Investment Operations
Net Investment Income	.591	.290
Net Realized and Unrealized Gain (Loss) on Investments	16.233	(15.110)
Total from Investment Operations	16.824	(14.820)
Distributions
Dividends from Net Investment Income	(1.014)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.014)	—
Net Asset Value, End of Period	$133.93	$118.12

Total Return	14.31%	-11.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$93	$73
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.06%	1.03%[2]
Portfolio Turnover Rate[3]	15%	42%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception—See Notes to Financial Statements.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 7,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$58.84	$49.81
Investment Operations
Net Investment Income	.274	.605
Net Realized and Unrealized Gain (Loss) on Investments	8.083	8.785
Total from Investment Operations	8.357	9.390
Distributions
Dividends from Net Investment Income	(.477)	(.360)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.477)	(.360)
Net Asset Value, End of Period	$66.72	$58.84

Total Return	14.27%	18.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17	$12
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	0.99%	0.96%[2]
Portfolio Turnover Rate[3]	15%	42%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception—See Notes to Financial Statements.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 15, 2010; the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on April 1, 2011. The Financial Highlights included in these financial statements are based on the activity of the Institutional Shares since April 1, 2011. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $16,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

S&P Small-Cap 600 Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 29, 2012, the fund realized $207,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $1,407,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2012.

At February 29, 2012, the cost of investment securities for tax purposes was $106,205,000. Net unrealized appreciation of investment securities for tax purposes was $3,470,000, consisting of unrealized gains of $9,967,000 on securities that had risen in value since their purchase and $6,497,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2012, the fund purchased $21,910,000 of investment securities and sold $9,196,000 of investment securities, other than temporary cash investments.

S&P Small-Cap 600 Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	12,469	101	88,037	667
Issued in Lieu of Cash Distributions	681	5	—	—
Redeemed	(3,494)	(28)	(6,288)	(50)
Net Increase (Decrease)—Institutional Shares	9,656	78	81,749	617
ETF Shares
Issued	6,332	100	20,131	350
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,005)	(50)	(8,636)	(150)
Net Increase (Decrease)—ETF Shares	3,327	50	11,495	200

1 Inception was September 7, 2010, for ETF Shares. Institutional Shares were first issued on December 15, 2010; the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on April 1, 2011. The table reflects all Institutional Share transactions beginning December 15, 2010.

At February 29, 2012, one shareholder was the record or beneficial owner of 73% of the fund’s net assets. If the shareholder were to redeem its total investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or result in the realization of taxable capital gains.

G. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund

Fund Profile
As of February 29, 2012

Portfolio Characteristics
		S&P	DJ
		SmallCap	U.S. Total
		600 Value	Market
	Fund	Index	Index
Number of Stocks	454	453	3,733
Median Market Cap	$1.0B	$1.0B	$33.9B
Price/Earnings Ratio	22.5x	22.5x	16.5x
Price/Book Ratio	1.4x	1.4x	2.2x
Return on Equity	7.2%	7.2%	18.2%
Earnings Growth Rate	-4.7%	-4.7%	7.6%
Dividend Yield	1.5%	1.5%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	31%	—	—
Ticker Symbol	VIOV	—	—
Expense Ratio[1]	0.22%	—	—
30-Day SEC Yield	1.28%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		S&P	DJ
		SmallCap	U.S. Total
		600 Value	Market
	Fund	Index	Index
Consumer
Discretionary	15.6%	15.6%	11.9%
Consumer Staples	3.3	3.3	9.4
Energy	5.0	5.0	11.2
Financials	26.1	26.1	15.4
Health Care	5.3	5.3	11.4
Industrials	19.9	19.9	11.2
Information
Technology	13.1	13.1	19.4
Materials	6.7	6.7	4.1
Telecommunication
Services	0.9	0.9	2.5
Utilities	4.1	4.1	3.5

Ten Largest Holdings (% of total net assets)
BioMed Realty Trust Inc.	Office REITs	1.2%
Delphi Financial Group	Life & Health
Inc.	Insurance	1.0
LaSalle Hotel Properties	Specialized REITs	0.9
Men's Wearhouse Inc.	Apparel Retail	0.8
Actuant Corp. Class A	Industrial
	Machinery	0.8
Anixter International Inc.	Technology
	Distributors	0.8
EMCOR Group Inc.	Construction &
	Engineering	0.8
Mueller Industries Inc.	Industrial
	Machinery	0.7
Susquehanna
Bancshares Inc.	Regional Banks	0.7
Curtiss-Wright Corp.	Aerospace &
	Defense	0.7
Top Ten		8.4%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 27, 2011, and represents estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratio was 0.20%.

S&P Small-Cap 600 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 29, 2012

Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
ETF Shares	9/7/2010
Market Price		-1.58%	15.73%
Net Asset Value		-1.54	15.71

See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.6%)
	Men’s Wearhouse Inc.	3,396	132
*	Cabela’s Inc.	2,862	102
	Brunswick Corp.	4,019	96
*	Live Nation Entertainment Inc.	9,784	91
	Group 1 Automotive Inc.	1,502	77
*	Crocs Inc.	3,839	75
*	Jack in the Box Inc.	2,920	70
*	Select Comfort Corp.	2,159	64
	Pool Corp.	1,673	61
	PEP Boys-Manny Moe & Jack	3,492	53
*	La-Z-Boy Inc.	3,432	49
*	Meritage Homes Corp.	1,848	48
*	Pinnacle Entertainment Inc.	4,111	45
*	Marriott Vacations Worldwide
	Corp.	1,777	44
	Ethan Allen Interiors Inc.	1,715	43
	Sonic Automotive Inc. Class A	2,292	39
	Finish Line Inc. Class A	1,707	39
*	Quiksilver Inc.	8,144	38
	Fred’s Inc. Class A	2,541	35
*	Drew Industries Inc.	1,263	35
*	Career Education Corp.	3,986	34
*	Sonic Corp.	4,125	34
	Lithia Motors Inc. Class A	1,434	34
*	Ruby Tuesday Inc.	4,164	32
*	OfficeMax Inc.	5,721	32
	Hillenbrand Inc.	1,374	32
*	Skechers U.S.A. Inc. Class A	2,461	31
*	Liz Claiborne Inc.	3,142	31
	Stage Stores Inc.	2,025	30
	Brown Shoe Co. Inc.	2,787	30
	Cracker Barrel Old Country
	Store Inc.	535	30
*	Arctic Cat Inc.	808	30
	Standard Motor Products Inc.	1,293	29
*	Helen of Troy Ltd.	903	29
*	Standard Pacific Corp.	6,687	29

*	Shuffle Master Inc.	1,992	29
*	Boyd Gaming Corp.	3,608	29
	Superior Industries
	International Inc.	1,570	28
	Callaway Golf Co.	4,306	28
	Ryland Group Inc.	1,533	28
	Jakks Pacific Inc.	1,724	27
	Oxford Industries Inc.	523	26
	Texas Roadhouse Inc. Class A	1,575	26
	Harte-Hanks Inc.	2,925	26
*	Corinthian Colleges Inc.	5,664	25
*	Red Robin Gourmet Burgers
	Inc.	736	25
	HOT Topic Inc.	2,788	25
*	Iconix Brand Group Inc.	1,367	25
	Movado Group Inc.	1,153	25
	Cato Corp. Class A	777	21
	Nutrisystem Inc.	1,866	21
	PF Chang’s China Bistro Inc.	544	21
*	EW Scripps Co. Class A	2,051	20
*	Interval Leisure Group Inc.	1,418	19
*	Universal Electronics Inc.	970	19
*	Digital Generation Inc.	1,822	18
*	Winnebago Industries Inc.	1,910	17
	PetMed Express Inc.	1,331	16
	Marcus Corp.	1,307	16
*	VOXX International Corp.
	Class A	1,228	16
*	Maidenform Brands Inc.	721	15
*	M/I Homes Inc.	1,226	15
*	Ruth’s Hospitality Group Inc.	2,309	14
*	Zumiez Inc.	456	14
*	Perry Ellis International Inc.	812	14
	Haverty Furniture Cos. Inc.	1,251	14
*	Stein Mart Inc.	1,765	13
	Spartan Motors Inc.	2,196	13
*	O’Charleys Inc.	1,264	13
	Lincoln Educational Services
	Corp.	1,479	13
*	MarineMax Inc.	1,519	12

S&P Small-Cap 600 Value Index Fund

			Market
			Value
		Shares	($000)
*	Lumber Liquidators
	Holdings Inc.	541	12
*	Multimedia Games Holding
	Co. Inc.	1,151	12
	Big 5 Sporting Goods Corp.	1,423	11
*	Tuesday Morning Corp.	2,877	10
*	Monarch Casino & Resort Inc.	777	8
*	Kirkland’s Inc.	495	8
*	Universal Technical Institute
	Inc.	597	8
	Blyth Inc.	112	7
*	K-Swiss Inc. Class A	1,841	6
*	Zale Corp.	1,764	6
*	Coldwater Creek Inc.	6,014	6
*	Midas Inc.	605	6
	Christopher & Banks Corp.	2,433	5
			2,534
Consumer Staples (3.3%)
*	Darling International Inc.	4,116	66
*	United Natural Foods Inc.	1,326	60
*	Prestige Brands Holdings Inc.	3,334	55
	Andersons Inc.	1,230	53
*	Hain Celestial Group Inc.	1,077	44
	B&G Foods Inc. Class A	1,702	40
	Snyders-Lance Inc.	1,762	40
	Cal-Maine Foods Inc.	956	37
	Spartan Stores Inc.	1,521	27
*	Central Garden and Pet Co.
	Class A	2,833	27
	Nash Finch Co.	804	22
*	Alliance One International Inc.	5,741	21
*	Seneca Foods Corp. Class A	601	15
	Diamond Foods Inc.	581	14
	Calavo Growers Inc.	332	9
	Inter Parfums Inc.	538	9
			539
Energy (5.0%)
	Bristow Group Inc.	2,399	113
*	Stone Energy Corp.	3,240	104
*	Swift Energy Co.	2,811	84
*	Exterran Holdings Inc.	4,122	59
*	Cloud Peak Energy Inc.	3,074	54
*	Comstock Resources Inc.	3,159	51
*	Tetra Technologies Inc.	5,116	46
*	Hornbeck Offshore Services
	Inc.	1,096	45
*	ION Geophysical Corp.	5,717	41
*	Gulfport Energy Corp.	1,010	34
*	Petroleum Development Corp.	945	31
	Gulf Island Fabrication Inc.	955	28
*	Basic Energy Services Inc.	1,265	25
*	Pioneer Drilling Co.	2,326	23
*	Petroquest Energy Inc.	3,791	23
*	Matrix Service Co.	1,700	23

	Overseas Shipholding Group
	Inc.	1,728	15
	Penn Virginia Corp.	3,001	15
			814
Financials (26.1%)
	BioMed Realty Trust Inc.	10,194	188
	Delphi Financial Group Inc.	3,619	161
	LaSalle Hotel Properties	5,549	148
	Susquehanna Bancshares
	Inc.	12,377	115
	DiamondRock Hospitality Co.	11,115	111
	FNB Corp.	9,226	109
	Kilroy Realty Corp.	2,166	95
	Umpqua Holdings Corp.	7,588	93
	United Bankshares Inc.	2,989	87
	Prospect Capital Corp.	8,048	87
	Medical Properties Trust Inc.	8,709	85
	Colonial Properties Trust	4,105	84
	Extra Space Storage Inc.	3,183	84
	Northwest Bancshares Inc.	6,443	81
	Wintrust Financial Corp.	2,389	81
	Lexington Realty Trust	8,923	77
	Old National Bancorp	6,301	76
	National Penn Bancshares
	Inc.	8,150	71
	Tanger Factory Outlet
	Centers	2,361	69
	Entertainment Properties
	Trust	1,458	66
	Post Properties Inc.	1,516	66
	Glacier Bancorp Inc.	4,775	66
	Healthcare Realty Trust Inc.	3,047	63
	Selective Insurance Group
	Inc.	3,601	62
	Tower Group Inc.	2,645	61
*	Stifel Financial Corp.	1,530	57
	PrivateBancorp Inc. Class A	3,950	57
	First Midwest Bancorp Inc.	4,942	57
	Columbia Banking System
	Inc.	2,619	55
*	BBCN Bancorp Inc.	5,170	53
	Cousins Properties Inc.	6,869	51
	Pennsylvania REIT	3,685	49
	Franklin Street Properties
	Corp.	4,777	49
	Boston Private Financial
	Holdings Inc.	5,162	49
	Provident Financial Services
	Inc.	3,566	49
*	Texas Capital Bancshares Inc.	1,413	48
	NBT Bancorp Inc.	2,194	48
	Horace Mann Educators
	Corp.	2,636	46
	Safety Insurance Group Inc.	1,003	43
	Brookline Bancorp Inc.	4,635	43

S&P Small-Cap 600 Value Index Fund

			Market
			Value
		Shares	($000)
*	National Financial Partners
	Corp.	2,733	42
	First Commonwealth Financial
	Corp.	6,924	41
	Interactive Brokers Group Inc.	2,557	41
	Sovran Self Storage Inc.	845	40
	Employers Holdings Inc.	2,306	40
	S&T Bancorp Inc.	1,856	39
	Independent Bank Corp.	1,418	39
	Community Bank System Inc.	1,391	38
*	Pinnacle Financial Partners
	Inc.	2,264	37
*	Forestar Group Inc.	2,331	37
	First Financial Bancorp	2,113	35
	UMB Financial Corp.	817	34
	Trustco Bank Corp. NY	6,231	33
	PacWest Bancorp	1,495	33
	Meadowbrook Insurance
	Group Inc.	3,360	32
	First Financial Bankshares Inc.	901	31
	Inland Real Estate Corp.	3,551	31
*	Investment Technology
	Group Inc.	2,662	31
	Getty Realty Corp.	1,796	30
	Simmons First National Corp.
	Class A	1,152	30
	LTC Properties Inc.	928	29
	United Fire Group Inc.	1,374	28
*	AMERISAFE Inc.	1,202	27
	Dime Community
	Bancshares Inc.	1,858	26
*	Piper Jaffray Cos.	1,029	25
	Bank of the Ozarks Inc.	792	23
	Acadia Realty Trust	1,071	23
	Home Bancshares Inc.	873	22
	Kite Realty Group Trust	4,199	21
	City Holding Co.	546	19
	Sterling Bancorp	2,037	18
	Cedar Realty Trust Inc.	3,662	17
*	Wilshire Bancorp Inc.	3,921	17
	Stewart Information Services
	Corp.	1,266	17
	Calamos Asset Management
	Inc. Class A	1,324	16
*	Navigators Group Inc.	332	16
	Presidential Life Corp.	1,395	15
	Urstadt Biddle Properties Inc.
	Class A	785	15
	Parkway Properties Inc.	1,440	14
*	Hanmi Financial Corp.	1,386	12
	Bank Mutual Corp.	3,017	12
*	United Community Banks Inc.	1,286	12
	Universal Health Realty
	Income Trust	291	11
	ViewPoint Financial Group	719	11

	SWS Group Inc.	1,919	11
	Oritani Financial Corp.	806	10
	Saul Centers Inc.	254	10
*	Virtus Investment Partners
	Inc.	103	8
	Tompkins Financial Corp.	167	7
*	eHealth Inc.	421	6
*	First BanCorp.	1,390	5
			4,257
Health Care (5.3%)
*	Molina Healthcare Inc.	1,877	64
*	CONMED Corp.	1,850	55
*	Centene Corp.	1,101	54
*	PAREXEL International Corp.	2,193	54
*	Hanger Orthopedic Group Inc.	2,200	46
*	Align Technology Inc.	1,487	38
*	Kindred Healthcare Inc.	3,448	35
	Invacare Corp.	2,124	35
	West Pharmaceutical
	Services Inc.	785	33
*	PSS World Medical Inc.	1,300	31
*	Amedisys Inc.	1,947	25
*	PharMerica Corp.	1,956	24
*	Par Pharmaceutical Cos. Inc.	617	23
	Meridian Bioscience Inc.	1,146	21
*	Natus Medical Inc.	1,941	20
*	Amsurg Corp. Class A	766	20
*	Affymetrix Inc.	4,654	19
*	Omnicell Inc.	1,298	19
*	LHC Group Inc.	1,034	18
*	Healthways Inc.	2,185	17
*	Symmetry Medical Inc.	2,398	17
*	Gentiva Health Services Inc.	2,015	16
*	AMN Healthcare Services Inc.	2,647	14
*	Merit Medical Systems Inc.	1,125	14
*	Palomar Medical
	Technologies Inc.	1,275	14
*	Cambrex Corp.	1,930	13
*	Almost Family Inc.	559	13
*	Greatbatch Inc.	507	13
*	Bio-Reference Labs Inc.	616	12
*	Cross Country Healthcare Inc.	2,039	12
*	Integra LifeSciences
	Holdings Corp.	348	11
*	CryoLife Inc.	1,907	10
*	eResearchTechnology Inc.	1,603	10
*	SurModics Inc.	641	9
	Cantel Medical Corp.	426	9
*	Emergent Biosolutions Inc.	537	8
*	Savient Pharmaceuticals Inc.	2,378	5
	Kensey Nash Corp.	169	4
*	Enzo Biochem Inc.	1,325	3
			858

S&P Small-Cap 600 Value Index Fund

			Market
			Value
		Shares	($000)
Industrials (19.9%)
	Actuant Corp. Class A	4,571	129
	EMCOR Group Inc.	4,429	123
	Mueller Industries Inc.	2,533	117
	Curtiss-Wright Corp.	3,096	115
	Brady Corp. Class A	3,477	111
*	EnerSys	3,155	106
	Barnes Group Inc.	3,125	87
	United Stationers Inc.	2,823	82
	Belden Inc.	1,944	77
*	Geo Group Inc.	4,163	73
	ABM Industries Inc.	3,183	72
	AO Smith Corp.	1,464	66
	ESCO Technologies Inc.	1,772	63
	AAR Corp.	2,576	57
	Briggs & Stratton Corp.	3,320	56
*	Orbital Sciences Corp.	3,899	55
*	EnPro Industries Inc.	1,376	52
	Applied Industrial
	Technologies Inc.	1,250	50
*	Mobile Mini Inc.	2,323	50
*	Astec Industries Inc.	1,321	50
*	Ceradyne Inc.	1,603	50
	Kaydon Corp.	1,295	49
*	Dycom Industries Inc.	2,228	47
	Interface Inc. Class A	3,813	47
*	Navigant Consulting Inc.	3,457	47
*	Moog Inc. Class A	1,047	46
*	Aegion Corp. Class A	2,580	45
	Simpson Manufacturing Co.
	Inc.	1,501	45
	Insperity Inc.	1,484	45
	Albany International Corp.	1,863	45
*	TrueBlue Inc.	2,650	44
	Quanex Building Products
	Corp.	2,445	42
*	Tetra Tech Inc.	1,691	42
	Universal Forest Products Inc.	1,292	42
	Robbins & Myers Inc.	849	41
	G&K Services Inc. Class A	1,242	41
	Resources Connection Inc.	2,943	38
*	HUB Group Inc. Class A	1,076	38
	SkyWest Inc.	3,356	38
*	Old Dominion Freight Line
	Inc.	880	38
	Encore Wire Corp.	1,281	37
	Knight Transportation Inc.	2,155	37
	Watts Water Technologies
	Inc. Class A	929	37
*	SYKES Enterprises Inc.	2,627	36
*	On Assignment Inc.	2,453	34
	John Bean Technologies
	Corp.	1,910	33
	Griffon Corp.	3,068	33
	Standex International Corp.	841	32

	Heartland Express Inc.	2,188	32
	Healthcare Services Group
	Inc.	1,601	31
	Arkansas Best Corp.	1,695	30
	Comfort Systems USA Inc.	2,491	28
	Kelly Services Inc. Class A	1,882	28
*	Gibraltar Industries Inc.	2,024	28
	Kaman Corp.	798	28
	Viad Corp.	1,333	26
	Apogee Enterprises Inc.	1,878	25
	Heidrick & Struggles
	International Inc.	1,186	24
*	GenCorp Inc.	3,949	24
	CIRCOR International Inc.	672	22
*	Powell Industries Inc.	588	19
*	Federal Signal Corp.	4,093	19
	Tennant Co.	407	17
	Cascade Corp.	308	16
	Unifirst Corp.	270	16
*	Orion Marine Group Inc.	1,772	13
	CDI Corp.	839	13
*	NCI Building Systems Inc.	970	12
*	Consolidated Graphics Inc.	242	11
*	Lydall Inc.	1,162	11
	AAON Inc.	568	11
*	Encore Capital Group Inc.	398	9
	Vicor Corp.	626	5
	Lawson Products Inc.	255	4
	Standard Register Co.	795	1
			3,243
Information Technology (13.1%)
*	Anixter International Inc.	1,836	128
*	Arris Group Inc.	7,799	89
*	Take-Two Interactive
	Software Inc.	5,728	88
*	Plexus Corp.	2,295	80
*	SYNNEX Corp.	1,706	70
*	Scansource Inc.	1,806	67
*	Benchmark Electronics Inc.	3,834	63
*	Insight Enterprises Inc.	2,908	61
*	Progress Software Corp.	2,248	52
*	Harmonic Inc.	7,677	45
*	Digital River Inc.	2,462	43
	Comtech Telecommunications
	Corp.	1,345	43
*	Newport Corp.	2,483	41
*	Brightpoint Inc.	4,521	40
*	TTM Technologies Inc.	3,389	40
	MKS Instruments Inc.	1,281	38
*	Advanced Energy Industries
	Inc.	2,960	36
*	Microsemi Corp.	1,676	35
*	FEI Co.	776	35
*	DealerTrack Holdings Inc.	1,229	34
	Black Box Corp.	1,179	32

S&P Small-Cap 600 Value Index Fund

			Market
			Value
		Shares	($000)
*	Super Micro Computer Inc.	1,833	30
	United Online Inc.	5,949	30
*	TriQuint Semiconductor Inc.	4,624	30
*	Checkpoint Systems Inc.	2,674	30
*	Cardtronics Inc.	1,111	30
	Heartland Payment Systems
	Inc.	993	28
*	ATMI Inc.	1,176	26
*	Intermec Inc.	3,399	25
*	Perficient Inc.	2,025	24
*	Bottomline Technologies Inc.	833	23
*	Diodes Inc.	929	23
*	Rofin-Sinar Technologies Inc.	982	23
	CTS Corp.	2,272	23
	Methode Electronics Inc.	2,448	22
	Park Electrochemical Corp.	781	22
	Electro Scientific Industries
	Inc.	1,604	22
	Daktronics Inc.	2,445	22
*	CIBER Inc.	4,769	21
*	Standard Microsystems Corp.	814	21
*	Rudolph Technologies Inc.	2,105	21
*	Avid Technology Inc.	1,929	21
*	Tessera Technologies Inc.	1,191	20
*	Digi International Inc.	1,694	19
*	iGate Corp.	1,066	19
	Cohu Inc.	1,594	18
*	XO Group Inc.	1,883	17
*	Stratasys Inc.	460	17
*	Monotype Imaging Holdings
	Inc.	1,189	17
*	Symmetricom Inc.	2,795	16
	Brooks Automation Inc.	1,355	16
*	TeleTech Holdings Inc.	1,048	16
*	Ultratech Inc.	538	15
*	CSG Systems International
	Inc.	887	14
*	Rogers Corp.	381	14
*	Mercury Computer Systems
	Inc.	918	13
	Micrel Inc.	1,208	13
	EPIQ Systems Inc.	1,101	13
*	Monolithic Power Systems
	Inc.	676	13
*	Intevac Inc.	1,559	12
*	Pericom Semiconductor Corp.	1,586	12
*	Sigma Designs Inc.	2,095	12
	Bel Fuse Inc. Class B	663	12
*	Radisys Corp.	1,541	12
*	Measurement Specialties Inc.	336	11
*	Virtusa Corp.	674	11
	Badger Meter Inc.	327	10
*	DSP Group Inc.	1,559	10
*	Supertex Inc.	506	9
	PC-Tel Inc.	1,234	9

*	Kopin Corp.	2,436	9
	Pulse Electronics Corp.	2,796	9
*	Agilysys Inc.	1,027	8
*	Oplink Communications Inc.	480	8
*	Novatel Wireless Inc.	2,172	7
*	STR Holdings Inc.	1,040	7
*	Nanometrics Inc.	371	6
*	NCI Inc. Class A	534	4
			2,125
Materials (6.7%)
	PolyOne Corp.	6,005	81
*	SunCoke Energy Inc.	4,655	67
	Texas Industries Inc.	1,850	63
	Eagle Materials Inc.	1,905	60
*	OM Group Inc.	2,144	59
	AK Steel Holding Corp.	7,328	58
	HB Fuller Co.	1,750	53
	Kaiser Aluminum Corp.	1,048	51
	A Schulman Inc.	1,945	50
*	RTI International Metals Inc.	2,001	45
*	Materion Corp.	1,339	39
	Tredegar Corp.	1,560	36
*	Century Aluminum Co.	3,645	36
*	Calgon Carbon Corp.	2,154	33
	Wausau Paper Corp.	3,270	30
	Buckeye Technologies Inc.	891	30
	Myers Industries Inc.	2,221	30
	Neenah Paper Inc.	995	28
	Koppers Holdings Inc.	710	27
*	Kraton Performance
	Polymers Inc.	909	25
*	LSB Industries Inc.	609	24
	Zep Inc.	1,455	22
*	Clearwater Paper Corp.	602	21
	AMCOL International Corp.	675	20
	Haynes International Inc.	285	18
	American Vanguard Corp.	944	16
*	KapStone Paper and
	Packaging Corp.	765	15
	Quaker Chemical Corp.	346	14
	Stepan Co.	162	14
	Olympic Steel Inc.	600	14
*	AM Castle & Co.	1,081	12
*	Headwaters Inc.	2,435	7
			1,098
Telecommunication Services (0.9%)
*	Cincinnati Bell Inc.	12,959	49
	NTELOS Holdings Corp.	989	23
	USA Mobility Inc.	1,463	20
*	Cbeyond Inc.	1,994	15
*	General Communication Inc.
	CLASS A	1,277	14
	Lumos Networks Corp.	968	12
*	Neutral Tandem Inc.	618	7
			140

S&P Small-Cap 600 Value Index Fund

		Market
		Value
	Shares	($000)
Utilities (4.1%)
Avista Corp.	3,857	95
Piedmont Natural Gas Co.
Inc.	2,580	84
UIL Holdings Corp.	2,078	73
Southwest Gas Corp.	1,646	70
Laclede Group Inc.	1,487	61
New Jersey Resources Corp.	1,265	59
Allete Inc.	1,071	45
NorthWestern Corp.	1,150	40
Unisource Energy Corp.	972	36
El Paso Electric Co.	1,021	33
Northwest Natural Gas Co.	730	33
CH Energy Group Inc.	384	26
Central Vermont Public
Service Corp.	458	16
		671
Total Investments (100.0%)
(Cost $14,274)		16,279
Other Assets and Liabilities (0.0%)
Other Assets		18
Liabilities		(19)
		(1)
ETF Shares—Net Assets (100%)
Applicable to 250,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		16,278
Net Asset Value Per Share—
ETF Shares		$65.11

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	15,237
Undistributed Net Investment Income	12
Accumulated Net Realized Losses	(976)
Unrealized Appreciation (Depreciation)	2,005
Net Assets	16,278

See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	108
Total Income	108
Expenses
The Vanguard Group—Note B
Management and Administrative	11
Custodian Fees	4
Total Expenses	15
Net Investment Income	93
Realized Net Gain (Loss) on Investment Securities Sold	98
Change in Unrealized Appreciation (Depreciation) of Investment Securities	2,101
Net Increase (Decrease) in Net Assets Resulting from Operations	2,292

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Statement of Changes in Net Assets

		September 7,
	Six Months Ended	2010[1] to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	93	129
Realized Net Gain (Loss)	98	319
Change in Unrealized Appreciation (Depreciation)	2,101	(96)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,292	352
Distributions
Net Investment Income
Institutional Shares	—	—
ETF Shares	(163)	(37)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Return of Capital
Total Distributions	(163)	(37)
Capital Share Transactions
Institutional Shares	—	(1)
ETF Shares	(21)	13,856
Net Increase (Decrease) from Capital Share Transactions	(21)	13,855
Total Increase (Decrease)	2,108	14,170
Net Assets
Beginning of Period	14,170	—
End of Period[2]	16,278	14,170
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $12,000 and $82,000.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 7,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$56.68	$49.79
Investment Operations
Net Investment Income	.370	.741
Net Realized and Unrealized Gain (Loss) on Investments	8.711	6.519
Total from Investment Operations	9.081	7.260
Distributions
Dividends from Net Investment Income	(.651)	(.370)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.651)	(.370)
Net Asset Value, End of Period	$65.11	$56.68

Total Return	16.12%	14.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16	$14
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	1.26%	1.32%[2]
Portfolio Turnover Rate[3]	31%	70%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception—See Notes to Financial Statements.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 15, 2010; the sole shareholder redeemed shortly thereafter. As of February 29, 2012, there were no investors in the Institutional share class. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $3,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

S&P Small-Cap 600 Value Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 29, 2012, the fund realized $345,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $729,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2012.

At February 29, 2012, the cost of investment securities for tax purposes was $14,274,000. Net unrealized appreciation of investment securities for tax purposes was $2,005,000, consisting of unrealized gains of $2,304,000 on securities that had risen in value since their purchase and $299,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2012, the fund purchased $6,511,000 of investment securities and sold $6,590,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	—	—	70	1
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(71)	(1)
Net Increase (Decrease)—Institutional Shares	—	—	(1)	—
ETF Shares
Issued	2,869	50	22,271	400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,890)	(50)	(8,415)	(150)
Net Increase (Decrease)—ETF Shares	(21)	—	13,856	250

1 Inception was September 7, 2010, for ETF Shares. Institutional Shares were first issued on December 15, 2010; the sole shareholder redeemed shortly thereafter. As of February 29, 2012, there were no investors in the Institutional share class.

G. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund

Fund Profile
As of February 29, 2012

Portfolio Characteristics
		S&P	DJ
		SmallCap	U.S. Total
		600 Growth	Market
	Fund	Index	Index
Number of Stocks	325	325	3,733
Median Market Cap	$1.3B	$1.3B	$33.9B
Price/Earnings Ratio	20.7x	20.7x	16.5x
Price/Book Ratio	2.6x	2.6x	2.2x
Return on Equity	13.6%	13.6%	18.2%
Earnings Growth Rate 10.1%		10.1%	7.6%
Dividend Yield	0.9%	0.9%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	67%	—	—
Ticker Symbol	VIOG	—	—
Expense Ratio[1]	0.20%	—	—
30-Day SEC Yield	0.67%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		S&P
		SmallCap	DJ
		600	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	15.4%	15.4%	11.9%
Consumer Staples	5.0	5.0	9.4
Energy	4.3	4.3	11.2
Financials	13.2	13.2	15.4
Health Care	16.2	16.2	11.4
Industrials	11.6	11.6	11.2
Information
Technology	25.9	25.9	19.4
Materials	3.9	3.9	4.1
Telecommunication
Services	0.3	0.3	2.5
Utilities	4.2	4.2	3.5

Ten Largest Holdings (% of total net assets)

Salix Pharmaceuticals
Ltd.	Pharmaceuticals	1.2%
ProAssurance Corp.	Property & Casualty
	Insurance	1.1
Cubist Pharmaceuticals
Inc.	Biotechnology	1.1
Questcor
Pharmaceuticals Inc.	Pharmaceuticals	1.0
Lufkin Industries Inc.	Oil & Gas
	Equipment &
	Services	1.0
Wright Express Corp.	Data Processing &
	Outsourced
	Services	1.0
Mid-America Apartment
Communities Inc.	Residential REITs	1.0
Viropharma Inc.	Pharmaceuticals	0.9
CommVault Systems
Inc.	Systems Software	0.9
Teledyne Technologies	Aerospace &
Inc.	Defense	0.9
Top Ten		10.1%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 27, 2011, and represents estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratio was 0.20%.

S&P Small-Cap 600 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 29, 2012

Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
ETF Shares	9/7/2010
Market Price		3.28%	21.20%
Net Asset Value		3.41	21.24

See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.4%)
	Wolverine World Wide Inc.	3,330	127
*	Coinstar Inc.	2,122	124
*	Genesco Inc.	1,668	114
*	Steven Madden Ltd.	2,630	114
*	Buffalo Wild Wings Inc.	1,266	109
*	JOS A Bank Clothiers Inc.	1,919	99
	Monro Muffler Brake Inc.	2,124	97
*	Hibbett Sports Inc.	1,825	89
*	Childrens Place Retail Stores
	Inc.	1,716	87
*	Vitamin Shoppe Inc.	2,014	85
	Buckle Inc.	1,864	84
*	BJ’s Restaurants Inc.	1,663	83
*	Iconix Brand Group Inc.	3,657	66
	Hillenbrand Inc.	2,888	66
	Arbitron Inc.	1,880	63
*	Peet’s Coffee & Tea Inc.	892	57
	Cracker Barrel Old Country
	Store Inc.	1,029	57
*	DineEquity Inc.	1,070	57
	Pool Corp.	1,544	56
	Sturm Ruger & Co. Inc.	1,313	55
	CEC Entertainment Inc.	1,300	50
*	American Public Education
	Inc.	1,231	48
*	Select Comfort Corp.	1,629	48
*	iRobot Corp.	1,865	48
*	Papa John’s International Inc.	1,278	47
	Brunswick Corp.	1,969	47
*	True Religion Apparel Inc.	1,763	46
*	Crocs Inc.	2,242	44
	Texas Roadhouse Inc.
	Class A	2,465	41
	Finish Line Inc. Class A	1,792	41
*	Helen of Troy Ltd.	1,230	40
*	Biglari Holdings Inc.	97	40
*	Capella Education Co.	998	39

	PF Chang’s China Bistro Inc.	887	34
*	Blue Nile Inc.	926	33
	Cato Corp. Class A	1,209	33
*	Zumiez Inc.	1,015	32
*	Liz Claiborne Inc.	3,240	32
*	Lumber Liquidators
	Holdings Inc.	1,331	29
*	Rue21 Inc.	1,074	29
	Ryland Group Inc.	1,470	27
*	Shuffle Master Inc.	1,630	24
	Oxford Industries Inc.	412	21
*	Maidenform Brands Inc.	863	18
*	Interval Leisure Group Inc.	1,268	17
	Blyth Inc.	246	16
*	Universal Technical Institute
	Inc.	852	11
*	Kirkland’s Inc.	600	10
*	Multimedia Games Holding
	Co. Inc.	614	6
*	Midas Inc.	370	3
			2,643
Consumer Staples (5.0%)
*	TreeHouse Foods Inc.	2,475	143
	Casey’s General Stores Inc.	2,624	134
*	United Natural Foods Inc.	1,984	90
*	Hain Celestial Group Inc.	1,915	78
	Sanderson Farms Inc.	1,299	64
*	Darling International Inc.	3,793	61
*	Boston Beer Co. Inc. Class A	580	55
	J&J Snack Foods Corp.	995	50
	WD-40 Co.	1,101	48
	B&G Foods Inc. Class A	1,500	35
	Snyders-Lance Inc.	1,377	31
	Diamond Foods Inc.	918	22
*	Medifast Inc.	942	15
	Calavo Growers Inc.	517	14
	Inter Parfums Inc.	555	9
			849

S&P Small-Cap 600 Growth Index Fund

			Market
			Value
	Shares		($000)
Energy (4.3%)
	Lufkin Industries Inc.	2,101	167
*	SEACOR Holdings Inc.	1,498	148
*	Gulfport Energy Corp.	2,028	68
*	Approach Resources Inc.	1,835	64
*	Contango Oil & Gas Co.	879	56
*	Hornbeck Offshore Services
	Inc.	1,197	49
*	OYO Geospace Corp.	438	48
*	GeoResources Inc.	1,378	44
*	Petroleum Development Corp.	652	21
*	ION Geophysical Corp.	2,811	20
*	Pioneer Drilling Co.	1,841	18
*	Cloud Peak Energy Inc.	991	18
*	Basic Energy Services Inc.	691	14
			735
Financials (13.2%)
	ProAssurance Corp.	2,106	185
	Mid-America Apartment
	Communities Inc.	2,609	163
	Tanger Factory Outlet
	Centers	3,526	103
	Kilroy Realty Corp.	2,344	103
*	Ezcorp Inc. Class A	3,021	95
	Cash America International
	Inc.	2,020	94
	EastGroup Properties Inc.	1,851	89
*	First Cash Financial Services
	Inc.	2,074	88
	Post Properties Inc.	2,004	88
	Extra Space Storage Inc.	3,189	84
	RLI Corp.	1,150	81
	PS Business Parks Inc.	1,281	80
*	Stifel Financial Corp.	2,111	79
	Entertainment Properties
	Trust	1,708	78
*	World Acceptance Corp.	1,005	64
*	Financial Engines Inc.	2,698	62
	UMB Financial Corp.	1,382	58
	Sovran Self Storage Inc.	1,038	49
	Healthcare Realty Trust Inc.	2,200	45
	Infinity Property & Casualty
	Corp.	816	45
	First Financial Bankshares Inc.	1,238	42
	Acadia Realty Trust	1,803	38
*	Texas Capital Bancshares Inc.	1,101	37
	Colonial Properties Trust	1,731	36
	LTC Properties Inc.	1,119	35
	Community Bank System Inc.	1,228	34
	Bank of the Ozarks Inc.	1,129	33
	Oritani Financial Corp.	2,323	30
	First Financial Bancorp	1,794	29
*	Virtus Investment Partners Inc.	318	25
	ViewPoint Financial Group	1,585	24

	Universal Health Realty
	Income Trust	577	22
	Saul Centers Inc.	553	21
*	Navigators Group Inc.	411	19
	PacWest Bancorp	770	17
	Tompkins Financial Corp.	401	16
	Home Bancshares Inc.	636	16
	City Holding Co.	440	15
	Urstadt Biddle Properties Inc.
	Class A	771	15
*	eHealth Inc.	963	14
	Inland Real Estate Corp.	1,617	14
*	Hanmi Financial Corp.	746	6
			2,271
Health Care (16.2%)
*	Salix Pharmaceuticals Ltd.	4,077	201
*	Cubist Pharmaceuticals Inc.	4,233	181
*	Questcor Pharmaceuticals
	Inc.	4,324	168
*	Viropharma Inc.	4,863	156
	Quality Systems Inc.	2,719	117
*	Haemonetics Corp.	1,723	116
*	Centene Corp.	2,328	114
*	Zoll Medical Corp.	1,527	112
*	Magellan Health Services Inc.	1,928	91
	Chemed Corp.	1,371	85
*	Align Technology Inc.	3,157	81
*	Medicines Co.	3,661	78
*	MWI Veterinary Supply Inc.	877	76
*	Air Methods Corp.	780	70
*	Par Pharmaceutical Cos. Inc.	1,833	68
*	Cyberonics Inc.	1,715	64
	West Pharmaceutical
	Services Inc.	1,511	63
*	Akorn Inc.	4,610	58
*	Neogen Corp.	1,612	56
*	PSS World Medical Inc.	2,291	56
	Analogic Corp.	844	48
	Computer Programs
	& Systems Inc.	764	46
*	NuVasive Inc.	2,915	46
*	Momenta Pharmaceuticals
	Inc.	3,039	45
*	PAREXEL International Corp.	1,782	44
*	IPC The Hospitalist Co. Inc.	1,135	41
*	Abaxis Inc.	1,497	40
*	ICU Medical Inc.	831	38
*	Amsurg Corp. Class A	1,350	35
	Landauer Inc.	643	35
*	Integra LifeSciences Holdings
	Corp.	993	31
	Ensign Group Inc.	1,123	31
*	Medidata Solutions Inc.	1,521	30
	Meridian Bioscience Inc.	1,633	29
*	Hi-Tech Pharmacal Co. Inc.	698	28

S&P Small-Cap 600 Growth Index Fund

			Market
			Value
		Shares	($000)
*	Greatbatch Inc.	1,099	27
*	Arqule Inc.	3,681	26
*	Bio-Reference Labs Inc.	1,064	21
*	Merit Medical Systems Inc.	1,696	21
*	Corvel Corp.	442	20
	Cantel Medical Corp.	910	18
*	Emergent Biosolutions Inc.	1,167	18
*	Omnicell Inc.	919	14
*	eResearchTechnology Inc.	1,406	9
	Kensey Nash Corp.	356	8
*	SurModics Inc.	342	5
*	Savient Pharmaceuticals Inc.	2,363	5
*	Enzo Biochem Inc.	953	2
			2,772
Industrials (11.6%)
*	Teledyne Technologies Inc.	2,549	152
	Toro Co.	2,116	143
	Robbins & Myers Inc.	2,279	111
*	Old Dominion Freight Line Inc.	2,327	101
*	Moog Inc. Class A	2,028	89
*	II-VI Inc.	3,762	88
*	Portfolio Recovery Associates
	Inc.	1,180	82
	Forward Air Corp.	1,969	66
	Franklin Electric Co. Inc.	1,297	65
	Applied Industrial
	Technologies Inc.	1,592	64
*	Tetra Tech Inc.	2,545	63
	Healthcare Services Group
	Inc.	2,947	57
	Lindsay Corp.	874	57
*	HUB Group Inc. Class A	1,475	53
	AO Smith Corp.	1,153	52
	Cubic Corp.	1,088	52
*	Allegiant Travel Co. Class A	1,040	52
	Belden Inc.	1,189	47
	Unifirst Corp.	771	46
	American Science
	& Engineering Inc.	617	45
*	Exponent Inc.	914	44
	AZZ Inc.	869	44
	Watts Water Technologies
	Inc. Class A	1,033	41
	Simpson Manufacturing Co.
	Inc.	1,231	37
	Tennant Co.	863	35
*	Aerovironment Inc.	1,212	35
	Kaman Corp.	970	33
	Kaydon Corp.	864	32
	Knight Transportation Inc.	1,808	31
	National Presto Industries Inc.	330	29
	Heartland Express Inc.	1,708	25
*	Encore Capital Group Inc.	1,088	24
*	Dolan Co.	2,070	19
*	Consolidated Graphics Inc.	370	17

	CIRCOR International Inc.	490	16
	Cascade Corp.	274	15
	AAON Inc.	706	13
	Vicor Corp.	701	6
*	NCI Building Systems Inc.	383	5
			1,986
Information Technology (25.9%)
*	Wright Express Corp.	2,666	165
*	CommVault Systems Inc.	3,001	155
*	Viasat Inc.	2,913	134
*	Taleo Corp. Class A	2,861	131
	Cognex Corp.	2,901	124
*	Hittite Microwave Corp.	1,924	110
*	CACI International Inc.
	Class A	1,822	108
*	Cirrus Logic Inc.	4,407	104
*	Netgear Inc.	2,590	97
*	Cymer Inc.	2,108	97
	j2 Global Inc.	3,271	97
	MAXIMUS Inc.	2,316	97
	Blackbaud Inc.	2,971	94
*	Sourcefire Inc.	1,980	89
*	Microsemi Corp.	4,252	89
*	Synaptics Inc.	2,221	82
	Littelfuse Inc.	1,534	81
*	OSI Systems Inc.	1,355	80
*	FEI Co.	1,788	80
*	Cabot Microelectronics Corp.	1,556	78
*	MicroStrategy Inc. Class A	557	75
*	JDA Software Group Inc.	2,934	74
*	Veeco Instruments Inc.	2,670	72
	Power Integrations Inc.	1,935	72
*	GT Advanced Technologies
	Inc.	8,253	71
*	Liquidity Services Inc.	1,601	69
	MKS Instruments Inc.	2,278	68
*	Manhattan Associates Inc.	1,427	66
*	FARO Technologies Inc.	1,147	64
*	Tyler Technologies Inc.	1,680	63
*	Synchronoss Technologies
	Inc.	1,842	62
*	Kulicke & Soffa Industries
	Inc.	5,013	56
*	LogMeIn Inc.	1,459	54
	MTS Systems Corp.	1,082	53
*	Volterra Semiconductor Corp.	1,695	52
*	Netscout Systems Inc.	2,376	50
	Ebix Inc.	2,155	50
*	comScore Inc.	2,278	50
*	Cardtronics Inc.	1,875	50
*	LivePerson Inc.	3,273	49
*	Websense Inc.	2,677	48
*	Progress Software Corp.	2,076	48
	Heartland Payment Systems
	Inc.	1,691	48

S&P Small-Cap 600 Growth Index Fund

			Market
			Value
		Shares	($000)
*	Bottomline Technologies Inc.	1,615	45
*	DealerTrack Holdings Inc.	1,574	44
*	TriQuint Semiconductor Inc.	6,664	43
*	Ceva Inc.	1,623	40
*	Diodes Inc.	1,582	39
*	Tessera Technologies Inc.	2,310	39
*	Entropic Communications Inc.	5,938	37
	Brooks Automation Inc.	3,009	36
*	Stratasys Inc.	970	36
*	Ultratech Inc.	1,193	32
*	Forrester Research Inc.	1,007	32
*	DTS Inc.	1,142	32
*	Higher One Holdings Inc.	2,151	32
*	InfoSpace Inc.	2,697	31
	OPNET	1,025	29
*	Interactive Intelligence Group
	Inc.	980	27
*	Rogers Corp.	715	26
*	Monolithic Power Systems
	Inc.	1,330	25
	Micrel Inc.	2,164	23
	Badger Meter Inc.	709	23
*	Measurement Specialties Inc.	694	23
*	CSG Systems International
	Inc.	1,403	22
*	Stamps.com Inc.	862	22
*	Rofin-Sinar Technologies Inc.	944	22
*	Exar Corp.	3,093	22
*	ATMI Inc.	962	21
*	Standard Microsystems Corp.	726	19
	Park Electrochemical Corp.	619	18
*	Monotype Imaging Holdings
	Inc.	1,245	17
*	iGate Corp.	958	17
*	Mercury Computer Systems
	Inc.	1,150	17
*	Nanometrics Inc.	807	14
*	Oplink Communications Inc.	839	14
*	STR Holdings Inc.	1,809	13
	EPIQ Systems Inc.	1,006	12
*	Rubicon Technology Inc.	1,170	10
*	TeleTech Holdings Inc.	629	10
*	Virtusa Corp.	594	9
*	Kopin Corp.	2,147	8
*	Supertex Inc.	323	6
			4,443

Materials (3.9%)
	Schweitzer-Mauduit
	International Inc.	1,115	78
	Buckeye Technologies Inc.	1,791	61
	Balchem Corp.	1,998	54
	Deltic Timber Corp.	747	49
	HB Fuller Co.	1,556	47
*	KapStone Paper and
	Packaging Corp.	1,867	37
	Stepan Co.	406	35
*	Kraton Performance Polymers
	Inc.	1,250	35
	Eagle Materials Inc.	1,105	35
	Haynes International Inc.	530	33
*	Clearwater Paper Corp.	933	32
	AMCOL International Corp.	1,019	30
	Koppers Holdings Inc.	683	26
*	LSB Industries Inc.	639	26
*	Calgon Carbon Corp.	1,671	25
	Hawkins Inc.	612	24
	Quaker Chemical Corp.	524	22
	American Vanguard Corp.	595	10
*	Headwaters Inc.	1,683	5
			664
Telecommunication Services (0.3%)
	Atlantic Tele-Network Inc.	635	25
*	Neutral Tandem Inc.	1,545	17
*	General Communication Inc.
	Class A	1,033	11
			53
Utilities (4.2%)
	South Jersey Industries Inc.	2,079	108
	Piedmont Natural Gas Co. Inc.	2,290	74
	New Jersey Resources Corp.	1,544	72
	Southwest Gas Corp.	1,456	62
	El Paso Electric Co.	1,721	56
	Unisource Energy Corp.	1,528	56
	Northwest Natural Gas Co.	1,087	50
	American States Water Co.	1,293	48
	UIL Holdings Corp.	1,322	47
	Allete Inc.	1,118	47
	NorthWestern Corp.	1,300	45
	CH Energy Group Inc.	621	41
	Central Vermont Public
	Service Corp.	449	16
			722
Total Common Stocks
(Cost $15,225)			17,138

S&P Small-Cap 600 Growth Index Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity
Fund, 0.111% (Cost $6)	5,872	6
Total Investments (100.0%)
(Cost $15,231)		17,144
Other Assets and Liabilities (0.0%)
Other Assets		16
Liabilities		(18)
		(2)
ETF Shares—Net Assets (100%)
Applicable to 250,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		17,142
Net Asset Value Per Share—
ETF Shares		$68.57

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	16,173
Undistributed Net Investment Income	2
Accumulated Net Realized Losses	(946)
Unrealized Appreciation (Depreciation)	1,913
Net Assets	17,142

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	71
Interest[1]	1
Total Income	72
Expenses
The Vanguard Group—Note B
Management and Administrative	13
Custodian Fees	4
Shareholders’ Reports	2
Total Expenses	19
Net Investment Income	53
Realized Net Gain (Loss) on Investment Securities Sold	1,723
Change in Unrealized Appreciation (Depreciation) of Investment Securities	439
Net Increase (Decrease) in Net Assets Resulting from Operations	2,215
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Statement of Changes in Net Assets

		September 7,
	Six Months Ended	2010[1] to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53	97
Realized Net Gain (Loss)	1,723	104
Change in Unrealized Appreciation (Depreciation)	439	1,474
Net Increase (Decrease) in Net Assets Resulting from Operations	2,215	1,675
Distributions
Net Investment Income
Institutional Shares	—	—
ETF Shares	(101)	(47)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(101)	(47)
Capital Share Transactions
Institutional Shares	—	(5)
ETF Shares	(12,504)	25,909
Net Increase (Decrease) from Capital Share Transactions	(12,504)	25,904
Total Increase (Decrease)	(10,390)	27,532
Net Assets
Beginning of Period	27,532	—
End of Period[2]	17,142	27,532
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $2,000 and $50,000.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 7,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$61.18	$49.82
Investment Operations
Net Investment Income	.232	.422
Net Realized and Unrealized Gain (Loss) on Investments	7.495	11.248
Total from Investment Operations	7.727	11.670
Distributions
Dividends from Net Investment Income	(.337)	(.310)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.337)	(.310)
Net Asset Value, End of Period	$68.57	$61.18

Total Return	12.67%	23.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17	$28
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	0.55%	0.78%[2]
Portfolio Turnover Rate[3]	67%	106%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception—See Notes to Financial Statements.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 15, 2010; the sole shareholder redeemed shortly thereafter. As of February 29, 2012, there were no investors in the Institutional share class. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $3,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

S&P Small-Cap 600 Growth Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 29, 2012, the fund realized $2,080,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $576,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2012.

At February 29, 2012, the cost of investment securities for tax purposes was $15,231,000. Net unrealized appreciation of investment securities for tax purposes was $1,913,000, consisting of unrealized gains of $2,270,000 on securities that had risen in value since their purchase and $357,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2012, the fund purchased $10,359,000 of investment securities and sold $22,890,000 of investment securities, other than temporary cash investments.

S&P Small-Cap 600 Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	—	—	229	2
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(234)	(2)
Net Increase (Decrease)—Institutional Shares	—	—	(5)	—
ETF Shares
Issued	3,108	50	28,955	500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(15,612)	(250)	(3,046)	(50)
Net Increase (Decrease)—ETF Shares	(12,504)	(200)	25,909	450

1 Inception was September 7, 2010, for ETF Shares. Institutional Shares were first issued on December 15, 2010; the sole shareholder redeemed shortly thereafter. As of February 29, 2012, there were no investors in the Institutional share class.

G. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 29, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2011	2/29/2012	Period
Based on Actual Fund Return
S&P Small-Cap 600 Index Fund
Institutional Shares	$1,000.00	$1,143.12	$0.43
ETF Shares	1,000.00	1,142.65	0.80
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,161.19	$1.07
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,126.68	$1.06
Based on Hypothetical 5% Yearly Return
S&P Small-Cap 600 Index Fund
Institutional Shares	$1,000.00	$1,024.47	$0.40
ETF Shares	1,000.00	1,024.12	0.75
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,023.87	$1.01
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,023.87	$1.01

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Small-Cap 600 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the S&P Small-Cap 600 Value
Index Fund, 0.20% for ETF Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.20% for ETF Shares. The dollar amounts shown as
“Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services), Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing),
Board. Principal Occupation(s) During the Past Five	and Delphi Automotive LLP (automotive components);
Years: Chairman of the Board of The Vanguard Group,	Senior Advisor at New Mountain Capital; Trustee of
Inc., and of each of the investment companies served	The Conference Board.
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive	Amy Gutmann
Officer and President of The Vanguard Group and of	Born 1949. Trustee Since June 2006. Principal
each of the investment companies served by The	Occupation(s) During the Past Five Years: President
Vanguard Group since 2008; Director of Vanguard	of the University of Pennsylvania; Christopher H.
Marketing Corporation; Managing Director of The	Browne Distinguished Professor of Political Science
Vanguard Group (1995–2008).	in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
nication and the Graduate School of Education
Independent Trustees	of the University of Pennsylvania; Director of
Carnegie Corporation of New York, Schuylkill River
Emerson U. Fullwood	Development Corporation, and Greater Philadelphia
Born 1948. Trustee Since January 2008. Principal	Chamber of Commerce; Trustee of the National
Occupation(s) During the Past Five Years: Executive	Constitution Center; Chair of the Presidential
Chief Staff and Marketing Officer for North America	Commission for the Study of Bioethical Issues.
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and	JoAnn Heffernan Heisen
services); Executive in Residence and 2010	Born 1950. Trustee Since July 1998. Principal
Distinguished Minett Professor at the Rochester	Occupation(s) During the Past Five Years: Corporate
Institute of Technology; Director of SPX Corporation	Vice President and Chief Global Diversity Officer
(multi-industry manufacturing), the United Way of	(retired 2008) and Member of the Executive
Rochester, Amerigroup Corporation (managed health	Committee (1997–2008) of Johnson & Johnson
care), the University of Rochester Medical Center,	(pharmaceuticals/medical devices/consumer
Monroe Community College Foundation, and North	products); Director of Skytop Lodge Corporation
Carolina A&T University.	(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
Rajiv L. Gupta	for Talent Innovation; Member of the Advisory Board
Born 1945. Trustee Since December 2001.[2]	of the Maxwell School of Citizenship and Public Affairs
Principal Occupation(s) During the Past Five Years:	at Syracuse University.
Chairman and Chief Executive Officer (retired 2009)

F. Joseph Loughrey	Group since 2010; Assistant Controller of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group (2001–2010).
and Chief Operating Officer (retired 2009) and Vice
Chairman of the Board (2008–2009) of Cummins Inc.	Thomas J. Higgins
(industrial machinery); Director of SKF AB (industrial	Born 1957. Chief Financial Officer Since September
machinery), Hillenbrand, Inc. (specialized consumer	2008. Principal Occupation(s) During the Past Five
services), the Lumina Foundation for Education, and	Years: Principal of The Vanguard Group, Inc.; Chief
Oxfam America; Chairman of the Advisory Council	Financial Officer of each of the investment companies
for the College of Arts and Letters and Member	served by The Vanguard Group since 2008; Treasurer
of the Advisory Board to the Kellogg Institute for	of each of the investment companies served by The
International Studies at the University of Notre Dame.	Vanguard Group (1998–2008).

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School (retired 2011); Chief Investment	the investment companies served by The Vanguard
Officer and Managing Partner of HighVista Strategies	Group since 2008; Assistant Treasurer of each of the
LLC (private investment firm); Director of Rand	investment companies served by The Vanguard Group
Merchant Bank; Overseer of the Museum of Fine	(1988–2008).
Arts Boston.
Heidi Stam
Alfred M. Rankin, Jr.	Born 1956. Secretary Since July 2005. Principal
Born 1941. Trustee Since January 1993. Principal	Occupation(s) During the Past Five Years: Managing
Occupation(s) During the Past Five Years: Chairman,	Director of The Vanguard Group, Inc., since 2006;
President, and Chief Executive Officer of NACCO	General Counsel of The Vanguard Group since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Secretary of The Vanguard Group and of each of the
Director of Goodrich Corporation (industrial products/	investment companies served by The Vanguard Group
aircraft systems and services) and the National	since 2005; Director and Senior Vice President of
Association of Manufacturers; Chairman of the Board	Vanguard Marketing Corporation since 2005;
of the Federal Reserve Bank of Cleveland and of	Principal of The Vanguard Group (1997–2006).
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Vanguard Senior Management Team
Peter F. Volanakis	Mortimer J. Buckley	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Kathleen C. Gubanich	James M. Norris
Occupation(s) During the Past Five Years: President	Paul A. Heller	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Martha G. King	George U. Sauter
Incorporated (communications equipment); Director of	Chris D. McIsaac
Corning Incorporated (2000-2010) and Dow Corning
(2001–2010); Director of SPX Corporation (multi-
industry manufacturing); Overseer of the Amos Tuck
School of Business Administration at Dartmouth	Chairman Emeritus and Senior Advisor
College; Advisor to the Norris Cotton Cancer Center.	John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	Founder
Occupation(s) During the Past Five Years: Principal	John C. Bogle
of The Vanguard Group, Inc.; Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Standard & Poor’s®, S&P®, and S&P SmallCap 600®
Direct Investor Account Services > 800-662-2739	are registered trademarks of Standard & Poor’s
Financial Services LLC (”S&P”) and have been licensed
Institutional Investor Services > 800-523-1036	for use by The Vanguard Group, Inc. The Vanguard
Text Telephone for People	mutual funds and ETFs are not sponsored, endorsed,
With Hearing Impairment > 800-749-7273	sold, or promoted by S&P or its Affiliates, and S&P and
its Affiliates make no representation, warranty, or
This material may be used in conjunction	condition regarding the advisability of buying, selling,
with the offering of shares of any Vanguard	or holding units/shares in the funds.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18452 042012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial
Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in
Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 20, 2012
VANGUARD ADMIRAL FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 20, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number
2-11444, Incorporated by Reference.